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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/12

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 95.4%
Airlines — 0.8%
128,000	Air China, Ltd.	$ 109,204
Apparel Manufacturers — 0.8%
180,000	China Lilang, Ltd.	107,804
Automotive - Cars and Light Trucks — 3.2%
48,000	Great Wall Motor Co., Ltd.	153,843
880	Hyundai Motor Co.	181,148
50,000	Yulon Motor Co., Ltd.	96,246
		431,237
Automotive - Truck Parts and Equipment - Original — 1.2%
600	Hyundai Mobis	162,755
Broadcast Services and Programming — 0.6%
79,800	Astro Malaysia Holdings Bhd	78,610
Building Products - Cement and Aggregate — 1.0%
58,000	Indocement Tunggal Prakarsa Tbk PT	135,608
Casino Hotels — 0.6%
25,000	Genting Bhd	75,515
Cellular Telecommunications — 2.7%
18,000	China Mobile, Ltd.	210,856
1,100	SK Telecom Co., Ltd.	156,815
		367,671
Coal — 3.0%
36,000	China Shenhua Energy Co., Ltd.	160,613
160,000	Harum Energy Tbk PT	100,177
300,000	Mongolian Mining Corp.*	148,790
		409,580
Commercial Banks — 8.3%
551,500	Bank Negara Indonesia Persero Tbk PT	212,694
360,000	China Construction Bank Corp.	293,411
10,023	ICICI Bank, Ltd.	211,142
360,000	Industrial & Commercial Bank of China, Ltd.	259,629
24,000	Siam Commercial Bank PCL	142,941
		1,119,817
Computer Services — 0.5%
1,600	Infosys, Ltd.	68,334
Computers — 0.6%
36,000	Quanta Computer, Inc.	85,108
Consumer Products - Miscellaneous — 1.9%
118,800	Samsonite International S.A.	248,532
Diversified Financial Services — 4.9%
201,523	Chinatrust Financial Holding Co., Ltd.	119,483
3,800	Hana Financial Group, Inc.	124,243
43,524	Power Finance Corp., Ltd.	162,731
105,182	Religare Health Trust	76,552
4,800	Shinhan Financial Group Co., Ltd.	174,616
		657,625
Diversified Operations — 4.5%
280,000	Alliance Global Group, Inc.	114,466
16,000	Hutchison Whampoa, Ltd.	169,738
16,000	Keppel Corp., Ltd.	145,425
80,000	Melco International Development, Ltd.	95,180
25,000	Sime Darby Bhd	77,935
		602,744
Diversified Operations - Commercial Services — 0.8%
65,300	John Keells Holdings PLC	112,661
Electric - Generation — 1.1%
58,000	China Resources Power Holdings Co., Ltd.	149,018
Electric - Integrated — 0.8%
3,800	Korea Electric Power Corp.*	108,427
Electronic Components - Miscellaneous — 1.0%
42,400	Hon Hai Precision Industry Co., Ltd.	130,711
Electronic Components – Semiconductors — 4.2%
390	Samsung Electronics Co., Ltd.	558,243
Electronic Parts Distributors — 1.5%
50,000	WPG Holdings, Ltd.	65,778
113,439	WT Microelectronics Co., Ltd.	141,399
		207,177
Energy – Alternate Sources — 1.5%
888,000	China Suntien Green Energy Corp., Ltd.	195,320
Entertainment Software — 1.4%
18,000	Nexon Co., Ltd.	181,708
Finance - Investment Bankers/Brokers — 0.7%
38,000	CITIC Securities Co., Ltd.	97,363
Food - Meat Products — 0.8%
17,050	San Miguel Pure Foods Co., Inc.	101,345
Food - Retail — 0.8%
160,000	Beijing Jingkelong Co., Ltd.	113,028
Hotels and Motels — 0.5%
5,119	7 Days Group Holdings, Ltd. (ADR)*	61,735
Independent Power Producer — 0.7%
80,000	Adani Power, Ltd.*	91,432
Internet Applications Software — 0.7%
39,327	Zynga, Inc. - Class A*	93,205
Internet Content - Entertainment — 2.1%
1,000	NCSoft Corp.	141,647
8,000	Youku Tudou, Inc. (ADR)*,**	145,920
		287,567
Life and Health Insurance — 3.1%
72,000	AIA Group, Ltd.	286,961
1,480	Samsung Life Insurance Co., Ltd.	130,852
		417,813
Medical - Drugs — 0.9%
3,800	Dr. Reddy's Laboratories, Ltd. (ADR)	126,502
Metal - Copper — 0.8%
8,000,000	CST Mining Group, Ltd.*	112,506
Metal - Diversified — 0.9%
1,800	Rio Tinto, Ltd.	125,256
Metal - Iron — 1.5%
40,000	Fortescue Metals Group, Ltd.	198,405
Multi-Line Insurance — 1.4%
22,000	Ping An Insurance Group Co. of China, Ltd.	187,215
Oil Companies - Exploration and Production — 2.6%
72,000	CNOOC, Ltd.	158,099
3,587	Niko Resources, Ltd.(144A)	38,417
6,417	Niko Resources, Ltd.*	68,726
15,000	PTT Exploration & Production PCL	80,889
		346,131
Oil Companies - Integrated — 0.9%
100,000	China Petroleum & Chemical Corp.	114,815
Oil Refining and Marketing — 0.9%
8,000	Reliance Industries, Ltd.	123,957
Petrochemicals — 1.4%
600	LG Chem, Ltd.	186,560
Property and Casualty Insurance — 0.9%
580	Samsung Fire & Marine Insurance Co., Ltd.	118,259
Real Estate Management/Services — 0.6%
320,000	Siam Future Development PCL	73,798
Real Estate Operating/Development — 8.9%
70,000	Ascendas India Trust	43,051
660,000	Central China Real Estate, Ltd.	235,868
8,000	Cheung Kong Holdings, Ltd.	123,835
46,000	China Overseas Land & Investment, Ltd.	139,346
3,960,000	CSI Properties, Ltd.	162,407
6,800,000	Kawasan Industri Jababeka Tbk PT*	141,030
241,500	Shun Tak Holdings, Ltd.	132,438
8,000	Sun Hung Kai Properties, Ltd.	120,749
880,000	Surya Semesta Internusa Tbk PT	98,922
		1,197,646
REIT - Warehouse and Industrial — 1.0%
110,000	AIMS AMP Capital Industrial REIT	134,934
Retail - Automobile — 1.2%
198,000	Baoxin Auto Group, Ltd.	164,064
Retail - Jewelry — 3.4%
60,000	Chow Tai Fook Jewellery Group, Ltd.	97,833
180,000	Oriental Watch Holdings	63,379
107,035	PC Jeweller, Ltd.	292,473
		453,685
Retail - Major Department Stores — 1.8%
700	Hyundai Department Store Co., Ltd.	104,313
56,000	Lifestyle International Holdings, Ltd.	138,485
		242,798
Retail - Restaurants — 0.4%
60,000	Ajisen China Holdings, Ltd.	58,291
Semiconductor Components/Integrated Circuits — 2.9%
66,113	Advanced Semiconductor Engineering, Inc.	57,368
98,000	Taiwan Semiconductor Manufacturing Co., Ltd.	328,009
		385,377
Shipbuilding — 1.0%
78,789	Pipavav Defence & Offshore Engineering Co., Ltd.*	131,289
Steel - Producers — 2.1%
4,800	JSW Steel, Ltd.	71,748
660	POSCO	215,825
		287,573
Telecommunication Services — 1.2%
280,000	China Telecom Corp., Ltd.	156,877
Transportation - Marine — 2.4%
280,000	China Shipping Development Co., Ltd.	164,841
168,000	First Steamship Co., Ltd.	153,498
		318,339
Total Common Stock (cost $11,799,216)		12,811,174
Money Market — 4.6%
623,199	Janus Cash Liquidity Fund LLC, 0%** (cost $623,199)	623,199
Total Investments (total cost $12,422,415) – 100%		$ 13,434,373

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$ 323,661	2.4%
Bermuda	225,786	1.7%
Canada	107,143	0.8%
Cayman Islands	1,271,296	9.5%
China	2,006,159	14.9%
Hong Kong	1,586,220	11.8%
India	1,279,608	9.5%
Indonesia	688,431	5.2%
Japan	181,708	1.4%
Luxembourg	248,532	1.8%
Malaysia	232,060	1.7%
Philippines	215,811	1.6%
Singapore	399,962	3.0%
South Korea	2,363,703	17.6%
Sri Lanka	112,661	0.8%
Taiwan	1,177,600	8.8%
Thailand	297,628	2.2%
United States††	716,404	5.3%
Total	$13,434,373	100.0%

†† Includes Cash Equivalents of 4.6%.

Total Return Swaps outstanding at December 31, 2012

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Goldman Sachs International	$ 67,090	1 month USD LIBOR	Baoshan Iron & Steel Co., Ltd.	8/15/13	$ 9,097
Goldman Sachs International	45,727	1 month USD LIBOR	Baoshan Iron & Steel Co., Ltd.	11/1/13	5,677
Goldman Sachs International	102,670	1 month USD LIBOR	Daqin Railway Co., Ltd.	12/13/13	6,019
UBS A.G.	82,809	1 month USD LIBOR plus 50 basis points	Daqin Railway Co., Ltd.	10/4/13	4,142
Total				$ 24,935

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PCL PLC	Public Company Limited Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.
144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Asia Equity Fund	$ 38,417	0.3%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Airlines	$—	$109,204	$—
Apparel Manufacturers	—	107,804	—
Automotive - Cars and Light Trucks	—	431,237	—
Automotive - Truck Parts and Equipment - Original	—	162,755	—
Broadcast Services and Programming	—	78,610	—
Building Products - Cement and Aggregate	—	135,608	—
Casino Hotels	—	75,515	—
Cellular Telecommunications	—	367,671	—
Coal	—	409,580	—
Commercial Banks	—	1,119,817	—
Computer Services	—	68,334	—
Computers	—	85,108	—
Consumer Products - Miscellaneous	—	248,532	—
Diversified Financial Services	—	657,625	—
Diversified Operations	—	602,744	—
Diversified Operations - Commercial Services	—	112,661	—
Electric - Generation	—	149,018	—
Electric - Integrated	—	108,427	—
Electronic Components - Miscellaneous	—	130,711	—
Electronic Components – Semiconductors	—	558,243	—
Electronic Parts Distributors	—	207,177	—
Energy – Alternate Sources	—	195,320	—
Finance - Investment Bankers/Brokers	—	97,363	—
Food - Retail	—	113,028	—
Hotels and Motels	—	61,735	—
Independent Power Producer	—	91,432	—
Internet Content - Entertainment	—	469,275	—
Life and Health Insurance	—	417,813	—
Medical - Drugs	—	126,502	—
Metal - Copper	—	112,506	—
Metal - Diversified	—	125,256	—
Metal - Iron	—	198,405	—
Multi-Line Insurance	—	187,215	—
Oil Companies - Exploration and Production	107,143	238,988	—
Oil Companies - Integrated	—	114,815	—
Oil Refining and Marketing	—	123,957	—
Petrochemicals	—	186,560	—
Property and Casualty Insurance	—	118,259	—
Real Estate Operating/Development	—	1,197,646	—
REIT - Warehouse and Industrial	—	134,934	—
Retail - Automobile	—	164,064	—
Retail - Jewelry	292,473	161,212	—
Retail - Major Department Stores	—	242,798	—
Retail - Restaurants	—	58,291	—
Semiconductor Components/Integrated Circuits	—	328,009	—
Shipbuilding	—	131,289	—
Steel - Producers	—	287,573	—
Telecommunication Services	—	156,877	—
Transportation - Marine	—	318,339	—
All Other	268,348	—	—

Money Market	—	623,199	—

Total Investments	$ 667,964	$ 12,766,409	$ —
Other Financial Instruments(b)	$ —	$ 24,935	$ —

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Asia Equity Fund	$ 227,920

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount	Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.2%
$4,814,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	$4,864,648
1,823,000	Banc of America Large Loan Trust 1.3080%, 8/15/29 (144A),‡	1,751,156
35,247,897	Banc of America Large Loan, Inc. 2.5090%, 11/15/15 (144A),‡	35,175,251
6,020,000	BB-UBS Trust 3.4684%, 6/5/20	5,713,076
7,537,926	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	7,747,096
3,512,000	Fontainebleau Miami Beach Trust 2.8870%, 5/5/27‡	3,632,135
4,817,000	FREMF Mortgage Trust 2.8120%, 5/25/19 (144A),‡	4,844,809
5,120,000	FREMF Mortgage Trust 4.5717%, 1/25/21 (144A),‡	5,483,587
3,273,000	FREMF Mortgage Trust 5.1587%, 4/25/21 (144A),‡	3,634,938
5,669,000	FREMF Mortgage Trust 4.9321%, 7/25/21 (144A),‡	6,282,239
2,945,000	FREMF Mortgage Trust 4.5942%, 10/25/21 (144A),‡	3,140,801
2,503,000	GS Mortgage Securities Corp. II 2.9540%, 11/5/22 (144A)	2,542,605
14,536,000	GS Mortgage Securities Corp. II 3.5510%, 4/10/34 (144A),‡	15,702,223
3,246,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8713%, 4/15/45‡	3,735,536
4,254,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	4,382,479
3,952,000	Santander Drive Auto Receivables Trust 2.5200%, 10/15/18	3,949,909
Total Asset Backed/Commercial Mortgage-Backed Securities (cost $107,769,158)	112,582,488
Bank Loans — 0.3%
Casino Hotels — 0.1%
13,565,000	MGM Resorts International 0%, 12/20/19(a)‡	13,697,259
Electric - Generation — 0%
3,905,601	AES Corp. 4.2500%, 6/1/18‡	3,944,033
Metal - Iron — 0.1%
5,780,513	Fortescue Metals Group, Ltd. 5.2500%, 10/18/17‡	5,823,866
Pharmaceuticals — 0.1%
6,767,000	Quintiles Transnational Corp. 0%, 6/8/18(a)‡	6,771,263
Total Bank Loans (cost $29,879,636)	30,236,421
Common Stock — 55.5%
Aerospace and Defense — 1.5%
1,825,308	Boeing Co.	137,555,211
Agricultural Chemicals — 0.5%
606,691	Syngenta A.G. (ADR)	49,020,633
Apparel Manufacturers — 0.8%
1,222,658	Coach, Inc.	67,869,745
Applications Software — 1.3%
854,031	Intuit, Inc.	50,814,845
2,455,362	Microsoft Corp.	65,631,826
116,446,671
Athletic Footwear — 1.4%
2,401,343	NIKE, Inc. - Class B	123,909,299
Automotive - Cars and Light Trucks — 0.3%
564,775	Daimler A.G. (U.S. Shares)	31,045,682
Beverages - Wine and Spirits — 0.4%
1,260,344	Diageo PLC**	36,686,014
Cable/Satellite Television — 2.1%
982,098	DIRECTV*	49,262,036
1,437,175	Time Warner Cable, Inc.	139,679,038
188,941,074
Casino Hotels — 1.1%
2,162,860	Las Vegas Sands Corp.	99,837,618
Chemicals - Diversified — 3.1%
3,199,588	E.I. du Pont de Nemours & Co.	143,885,472
2,448,656	LyondellBasell Industries N.V. - Class A	139,793,771
283,679,243
Commercial Banks — 1.9%
2,681,411	CIT Group, Inc.*	103,609,721
2,530,103	Standard Chartered PLC**	64,124,634
167,734,355
Commercial Services - Finance — 1.4%
205,537	MasterCard, Inc. - Class A	100,976,217
1,738,041	Western Union Co.	23,654,738
124,630,955
Computers — 2.2%
378,438	Apple, Inc.	201,718,807
Cosmetics and Toiletries — 0.5%
769,973	Estee Lauder Cos., Inc. - Class A	46,090,584
Diversified Operations — 0.3%
412,117	Dover Corp.	27,080,208
E-Commerce/Products — 1.0%
1,759,934	eBay, Inc.*	89,791,833
E-Commerce/Services — 0.6%
82,275	priceline.com, Inc.*	51,109,230
Electronic Components - Miscellaneous — 1.5%
701,170	Garmin, Ltd.	28,621,760
2,968,752	TE Connectivity, Ltd. (U.S. Shares)	110,200,074
138,821,834
Electronic Connectors — 0.4%
533,783	Amphenol Corp. - Class A	34,535,760
Enterprise Software/Services — 0.3%
1,237,313	CA, Inc.	27,196,140
Finance - Investment Bankers/Brokers — 0.2%
324,642	Greenhill & Co., Inc.	16,878,138
Finance - Other Services — 1.3%
3,621,894	NYSE Euronext	114,234,537
Food - Confectionary — 0.8%
938,185	Hershey Co.	67,755,721
Instruments - Controls — 0.7%
1,040,325	Honeywell International, Inc.	66,029,428
Investment Management and Advisory Services — 1.0%
5,984,246	Blackstone Group L.P.	93,294,395
Life and Health Insurance — 0.5%
3,284,992	Prudential PLC**	45,829,194
Medical - Drugs — 3.6%
409,400	Abbott Laboratories	26,815,700
409,400	AbbVie, Inc.	13,985,104
723,709	Allergan, Inc.	66,385,827
2,020,312	Bristol-Myers Squibb Co.	65,841,968
412,383	Johnson & Johnson	28,908,048
757,824	Shire PLC (ADR)**	69,856,216
937,231	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	56,018,297
327,811,160
Medical - Generic Drugs — 0.8%
2,779,210	Mylan, Inc.*	76,372,691
Medical - HMO — 1.2%
2,371,649	Aetna, Inc.	109,807,349
Medical - Wholesale Drug Distributors — 0.6%
1,233,372	AmerisourceBergen Corp.	53,257,003
Metal - Copper — 0.5%
1,379,464	Freeport-McMoRan Copper & Gold, Inc.	47,177,669
Metal Processors and Fabricators — 0.4%
205,177	Precision Castparts Corp.	38,864,627
Multimedia — 0.8%
1,406,591	Viacom, Inc. - Class B	74,183,609
Oil Companies - Integrated — 2.7%
1,310,605	Chevron Corp.	141,728,825
1,981,946	Hess Corp.	104,963,860
246,692,685
Oil Field Machinery and Equipment — 0.6%
751,457	National Oilwell Varco, Inc.	51,362,086
Oil Refining and Marketing — 0.2%
614,241	Valero Energy Corp.	20,957,903
Pharmacy Services — 1.2%
1,933,579	Express Scripts Holding Co.*	104,413,266
Pipelines — 1.3%
2,284,979	Enterprise Products Partners L.P.	114,431,748
REIT - Health Care — 0.7%
965,253	Ventas, Inc.	62,471,174
Retail - Auto Parts — 0.4%
103,977	AutoZone, Inc.*	36,852,568
Retail - Building Products — 0.4%
642,635	Home Depot, Inc.	39,746,975
Retail - Major Department Stores — 0.8%
1,361,844	Nordstrom, Inc.	72,858,654
Retail - Restaurants — 0.4%
426,898	McDonald's Corp.	37,656,672
Super-Regional Banks — 1.6%
4,383,168	U.S. Bancorp	139,998,386
Telephone - Integrated — 0.9%
1,680,542	CenturyLink, Inc.	65,742,803
412,107	Verizon Communications, Inc.	17,831,870
83,574,673
Television — 2.3%
5,418,533	CBS Corp. - Class B	206,175,181
Tobacco — 2.6%
2,049,369	Altria Group, Inc.	64,391,174
2,005,182	Philip Morris International, Inc.**	167,713,422
232,104,596
Toys — 1.8%
4,339,731	Mattel, Inc.	158,920,949
Transportation - Railroad — 1.8%
427,031	Canadian Pacific Railway, Ltd. (U.S. Shares)	43,394,890
954,107	Union Pacific Corp.	119,950,332
163,345,222
Wireless Equipment — 0.8%
1,326,299	Motorola Solutions, Inc.	73,848,328
Total Common Stock (cost $4,095,416,833)	5,020,607,483
Corporate Bonds — 28.3%
Advertising Services — 0.1%
$5,263,000	WPP Finance 2010 4.7500%, 11/21/21**	5,700,334
3,178,000	WPP Finance 2010 3.6250%, 9/7/22**	3,161,055
8,861,389
Aerospace and Defense – Equipment — 0.2%
9,917,000	Exelis, Inc. 4.2500%, 10/1/16	10,454,799
4,481,000	Exelis, Inc. 5.5500%, 10/1/21	4,890,124
2,613,000	TransDigm, Inc. 7.7500%, 12/15/18	2,890,631
18,235,554
Agricultural Chemicals — 0.5%
19,460,000	CF Industries, Inc. 6.8750%, 5/1/18	23,772,589
15,629,000	CF Industries, Inc. 7.1250%, 5/1/20	19,669,690
43,442,279
Airlines — 0.1%
8,450,000	Southwest Airlines Co. 5.1250%, 3/1/17	9,350,762
Brewery — 0.6%
19,886,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 7/15/22	20,010,486
5,900,000	Heineken N.V. 1.4000%, 10/1/17 (144A)	5,882,188
10,619,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	11,069,193
15,350,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	16,575,406
53,537,273
Broadcast Services and Programming — 0.1%
10,000,000	A&E Communications - Private Placement 3.6300%, 8/22/22	10,162,600
Building - Residential and Commercial — 0.2%
4,779,000	D.R. Horton, Inc. 4.7500%, 5/15/17	5,077,687
6,390,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	6,838,354
3,524,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	3,997,411
15,913,452
Building Products - Cement and Aggregate — 0.1%
11,456,000	Hanson, Ltd. 6.1250%, 8/15/16**	12,572,960
Cable/Satellite Television — 0.2%
16,784,000	Comcast Corp. 3.1250%, 7/15/22	17,486,159
Casino Hotels — 0.1%
3,739,000	MGM Resorts International 6.6250%, 7/15/15	4,010,077
5,342,000	MGM Resorts International 7.5000%, 6/1/16	5,729,295
9,739,372
Chemicals - Diversified — 0.3%
20,923,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	23,119,915
3,870,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21	4,537,575
27,657,490
Chemicals - Specialty — 0.2%
9,780,000	Ecolab, Inc. 3.0000%, 12/8/16	10,393,343
10,428,000	Ecolab, Inc. 4.3500%, 12/8/21	11,639,535
22,032,878
Coatings and Paint Products — 0.3%
10,616,000	Sherwin-Williams Co. 3.1250%, 12/15/14	11,111,374
15,776,000	Valspar Corp. 4.2000%, 1/15/22	17,233,671
28,345,045
Commercial Banks — 1.4%
25,083,000	American Express Bank FSB 5.5000%, 4/16/13	25,445,825
14,544,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	15,053,040
13,857,000	CIT Group, Inc. 4.2500%, 8/15/17	14,269,135
13,983,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	15,241,470
10,696,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	11,920,029
12,568,000	SVB Financial Group 5.3750%, 9/15/20	14,104,388
17,091,000	Zions Bancorp 7.7500%, 9/23/14	18,666,021
7,489,000	Zions Bancorp 4.5000%, 3/27/17	7,824,140
122,524,048
Computer Aided Design — 0.1%
11,227,000	Autodesk, Inc. 3.6000%, 12/15/22	11,276,511
Computers - Memory Devices — 0.1%
10,447,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	11,243,584
Consulting Services — 0.7%
7,960,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,529,976
38,318,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	42,940,913
12,051,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	12,339,947
63,810,836
Containers - Paper and Plastic — 0.2%
4,185,000	Packaging Corp. of America 3.9000%, 6/15/22	4,333,781
3,145,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	3,393,065
8,351,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	9,024,800
3,981,000	Rock-Tenn Co. 4.0000%, 3/1/23 (144A)	4,044,262
20,795,908
Data Processing and Management — 0.2%
8,179,000	Fiserv, Inc. 3.1250%, 10/1/15	8,575,297
4,815,000	Fiserv, Inc. 3.1250%, 6/15/16	5,058,023
13,633,320
Diversified Banking Institutions — 2.2%
2,679,000	Bank of America Corp. 4.5000%, 4/1/15	2,855,616
12,948,000	Bank of America Corp. 1.5000%, 10/9/15	13,014,203
11,545,000	Bank of America Corp. 3.6250%, 3/17/16	12,233,047
10,370,000	Bank of America Corp. 3.7500%, 7/12/16	11,084,773
11,486,000	Bank of America Corp. 8.0000%, 7/30/99‡	12,704,435
25,989,000	Citigroup, Inc. 5.0000%, 9/15/14	27,342,715
3,910,000	Citigroup, Inc. 5.9500%, 7/30/99‡	3,958,875
28,884,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	30,574,378
16,570,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	18,744,597
5,203,000	JPMorgan Chase & Co. 7.9000%, 10/30/99‡	5,895,051
4,092,000	Morgan Stanley 5.3000%, 3/1/13	4,114,363
2,252,000	Morgan Stanley 4.2000%, 11/20/14	2,349,714
5,987,000	Morgan Stanley 4.0000%, 7/24/15	6,264,108
12,567,000	Morgan Stanley 3.4500%, 11/2/15	13,093,671
4,248,000	Morgan Stanley 4.7500%, 3/22/17	4,634,402
11,042,000	Morgan Stanley 5.5000%, 7/28/21	12,536,800
9,500,000	Morgan Stanley 4.8750%, 11/1/22	9,836,243
2,990,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	3,059,996
194,296,987
Diversified Financial Services — 0.7%
7,753,000	General Electric Capital Corp. 5.9000%, 5/13/14	8,309,007
14,656,000	General Electric Capital Corp. 5.5500%, 5/4/20	17,422,730
1,136,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,198,480
9,200,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	10,018,616
20,800,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	23,510,032
60,458,865
Diversified Operations — 0.3%
18,375,000	Eaton Corp. 2.7500%, 11/2/22 (144A)	18,318,294
5,005,000	GE Capital Trust I 6.3750%, 11/15/67‡	5,274,019
23,592,313
Electric - Generation — 0%
2,080,000	AES Corp. 7.7500%, 10/15/15	2,334,800
Electric - Integrated — 0.7%
12,305,000	CMS Energy Corp. 4.2500%, 9/30/15	13,056,331
9,251,000	CMS Energy Corp. 5.0500%, 2/15/18	10,416,950
8,218,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	9,054,050
12,674,000	PPL Energy Supply LLC 4.6000%, 12/15/21	13,741,151
8,202,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A),**	8,637,149
4,596,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A),**	5,169,107
60,074,738
Electronic Components – Semiconductors — 0.7%
14,551,000	National Semiconductor Corp. 3.9500%, 4/15/15	15,671,601
12,387,000	National Semiconductor Corp. 6.6000%, 6/15/17	15,297,586
32,033,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	32,409,420
63,378,607
Electronic Connectors — 0.3%
19,106,000	Amphenol Corp. 4.7500%, 11/15/14	20,357,596
6,327,000	Amphenol Corp. 4.0000%, 2/1/22	6,690,682
27,048,278
Electronic Measuring Instruments — 0.1%
10,139,000	FLIR Systems, Inc. 3.7500%, 9/1/16	10,394,827
Engineering - Research and Development Services — 0.2%
9,073,000	URS Corp. 3.8500%, 4/1/17 (144A)	9,346,451
8,676,000	URS Corp. 5.0000%, 4/1/22 (144A)	8,931,656
18,278,107
Finance - Auto Loans — 1.0%
—	Ford Motor Credit Co. LLC 7.2500%, 10/25/11	—
3,170,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	3,456,527
29,240,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	30,492,729
3,291,000	Ford Motor Credit Co. LLC 5.6250%, 9/15/15	3,603,757
6,973,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	7,164,235
10,205,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	11,924,195
12,814,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	14,139,429
15,748,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	18,339,144
89,120,016
Finance - Consumer Loans — 0.1%
8,063,000	SLM Corp. 6.2500%, 1/25/16	8,768,513
Finance - Credit Card — 0.2%
13,594,000	American Express Co. 6.8000%, 9/1/66‡	14,596,558
6,689,000	American Express Credit Corp. 1.7500%, 6/12/15	6,829,094
21,425,652
Finance - Investment Bankers/Brokers — 1.0%
7,788,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	8,913,055
9,199,000	Lazard Group LLC 7.1250%, 5/15/15	10,226,372
3,354,000	Lazard Group LLC 6.8500%, 6/15/17	3,876,610
16,491,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	17,338,291
31,009,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	34,710,234
10,301,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	10,978,301
5,848,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,940,529
92,983,392
Finance - Mortgage Loan Banker — 0.2%
14,488,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	16,834,172
Food - Meat Products — 0.6%
38,378,000	Tyson Foods, Inc. 6.6000%, 4/1/16	43,979,077
9,865,000	Tyson Foods, Inc. 4.5000%, 6/15/22	10,679,021
54,658,098
Food - Miscellaneous/Diversified — 1.0%
8,100,000	ARAMARK Corp. 8.5000%, 2/1/15	8,140,581
33,668,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	34,823,351
25,860,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	27,602,111
17,621,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	19,814,797
90,380,840
Hotels and Motels — 0.1%
5,899,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	6,475,775
3,660,000	Marriott International, Inc. 3.0000%, 3/1/19	3,766,890
2,177,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,646,699
12,889,364
Instruments - Scientific — 0.2%
12,755,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	13,035,291
Investment Management and Advisory Services — 0.5%
15,968,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	17,484,960
7,716,000	FMR LLC 6.4500%, 11/15/39 (144A)	9,620,733
7,618,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	7,979,855
5,785,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	6,132,100
41,217,648
Life and Health Insurance — 0.3%
21,282,000	Primerica, Inc. 4.7500%, 7/15/22	23,303,109
Linen Supply & Related Items — 0.1%
5,678,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,967,811
5,944,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,614,519
12,582,330
Machine Tools and Related Products — 0.1%
8,907,000	Kennametal, Inc. 2.6500%, 11/1/19	8,920,084
Medical - Biomedical and Genetic — 0%
2,120,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	2,304,446
Medical - Drugs — 0.6%
20,924,000	AbbVie, Inc. 1.7500%, 11/6/17 (144A)	21,151,590
10,266,000	AbbVie, Inc. 2.0000%, 11/6/18 (144A)	10,398,688
12,400,000	AbbVie, Inc. 2.9000%, 11/6/22 (144A)	12,627,912
6,250,000	AbbVie, Inc. 4.4000%, 11/6/42 (144A)	6,644,588
50,822,778
Medical - Generic Drugs — 0.7%
16,077,000	Watson Pharmaceuticals, Inc. 1.8750%, 10/1/17	16,288,397
44,958,000	Watson Pharmaceuticals, Inc. 3.2500%, 10/1/22	45,895,284
62,183,681
Medical Instruments — 0.1%
5,690,000	Boston Scientific Corp. 4.5000%, 1/15/15	6,048,151
Medical Labs and Testing Services — 0.1%
12,121,000	Laboratory Corp. of America Holdings 3.7500%, 8/23/22	12,853,921
Metal Processors and Fabricators — 0.2%
5,700,000	Precision Castparts Corp. 1.2500%, 1/15/18	5,709,411
8,387,000	Precision Castparts Corp. 2.5000%, 1/15/23	8,440,744
3,644,000	Precision Castparts Corp. 3.9000%, 1/15/43	3,738,325
17,888,480
Money Center Banks — 0.2%
14,351,000	Mizuho Corporate Bank, Ltd. 2.9500%, 10/17/22 (144A)	14,174,827
Multi-Line Insurance — 0.6%
15,548,000	American International Group, Inc. 4.2500%, 9/15/14	16,378,248
3,642,000	American International Group, Inc. 5.6000%, 10/18/16	4,159,026
8,472,000	American International Group, Inc. 5.4500%, 5/18/17	9,730,219
1,376,000	American International Group, Inc. 4.8750%, 6/1/22	1,570,871
5,731,000	American International Group, Inc. 6.2500%, 3/15/37	6,117,842
11,257,000	American International Group, Inc. 8.1750%, 5/15/58‡	14,662,242
52,618,448
Multimedia — 0%
2,800,000	Crown Castle Holdings LLC 2.3810%, 12/15/17 (144A)	2,813,689
Oil and Gas Drilling — 0.4%
22,725,000	Nabors Industries, Inc. 5.0000%, 9/15/20	24,693,871
6,327,000	Rowan Cos., Inc. 5.0000%, 9/1/17	7,028,665
31,722,536
Oil Companies - Exploration and Production — 1.0%
17,049,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	21,358,424
8,417,000	Cimarex Energy Co. 5.8750%, 5/1/22	9,216,615
23,710,000	Continental Resources, Inc. 5.0000%, 9/15/22	25,547,525
8,045,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	8,567,925
1,760,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	1,986,947
9,675,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	11,016,884
11,742,000	QEP Resources, Inc. 5.2500%, 5/1/23	12,563,940
90,258,260
Oil Companies - Integrated — 1.0%
24,102,000	Chevron Corp. 2.3550%, 12/5/22	24,141,551
25,733,000	Phillips 66 2.9500%, 5/1/17	27,272,785
4,699,000	Phillips 66 4.3000%, 4/1/22	5,250,752
35,020,000	Shell International Finance B.V. 2.3750%, 8/21/22	35,183,859
91,848,947
Oil Refining and Marketing — 0.1%
9,183,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	11,125,884
Pharmacy Services — 1.0%
11,145,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	11,352,910
8,752,000	Express Scripts Holding Co. 3.1250%, 5/15/16	9,227,164
38,916,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)	40,448,862
13,583,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	15,414,328
10,183,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	10,979,840
3,537,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	3,865,626
91,288,730
Pipelines — 2.1%
4,479,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	5,442,424
8,288,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	8,529,305
16,786,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	17,812,581
2,253,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,747,148
6,467,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	7,328,818
6,235,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	6,850,588
9,643,000	Kinder Morgan Energy Partners L.P. 3.4500%, 2/15/23	9,931,326
18,168,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	19,860,004
8,366,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	9,239,937
13,709,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	14,771,681
3,483,000	Plains All American Pipeline L.P. / PAA Finance Corp. 8.7500%, 5/1/19	4,738,315
6,114,000	Plains All American Pipeline L.P. / PAA Finance Corp. 2.8500%, 1/31/23	6,057,574
7,273,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.3000%, 1/31/43	7,279,495
6,519,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	7,101,740
6,078,000	TC Pipelines L.P. 4.6500%, 6/15/21	6,462,980
30,936,000	Western Gas Partners L.P. 5.3750%, 6/1/21	35,371,913
10,365,000	Western Gas Partners L.P. 4.0000%, 7/1/22	10,909,059
8,370,000	Williams Cos., Inc. 3.7000%, 1/15/23	8,442,434
188,877,322
Publishing - Newspapers — 0%
1,324,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,456,400
Publishing - Periodicals — 0.2%
13,218,000	UBM PLC 5.7500%, 11/3/20 (144A),**	13,944,131
Real Estate Management/Services — 0.2%
4,443,000	CBRE Services, Inc. 6.6250%, 10/15/20	4,859,531
12,814,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	13,090,180
17,949,711
Real Estate Operating/Development — 0.1%
8,043,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	8,887,805
Reinsurance — 0.1%
11,359,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	11,958,562
REIT - Diversified — 0.4%
9,737,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,039,665
20,960,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	23,812,153
34,851,818
REIT - Health Care — 0.1%
3,956,000	Senior Housing Properties Trust 6.7500%, 4/15/20	4,501,220
6,442,000	Senior Housing Properties Trust 6.7500%, 12/15/21	7,428,805
11,930,025
REIT - Hotels — 0.1%
9,816,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	10,036,860
REIT - Office Property — 0.6%
17,338,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	18,610,245
4,517,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,952,588
9,599,000	SL Green Realty Corp. 5.0000%, 8/15/18	10,423,861
18,528,000	SL Green Realty Corp. 7.7500%, 3/15/20	23,037,938
57,024,632
REIT - Regional Malls — 0.3%
25,689,000	Rouse Co. LLC 6.7500%, 11/9/15	26,941,339
REIT - Warehouse and Industrial — 0%
1,446,000	ProLogis L.P. 6.8750%, 3/15/20	1,750,444
Retail - Regional Department Stores — 0.4%
7,329,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	7,340,382
15,344,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	16,454,860
6,343,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	7,453,114
6,609,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	7,973,943
39,222,299
Retail - Restaurants — 0.2%
13,793,000	Brinker International, Inc. 5.7500%, 6/1/14	14,590,111
Rubber - Tires — 0%
2,737,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	2,801,029
Super-Regional Banks — 0.1%
6,450,000	U.S. Bancorp 2.9500%, 7/15/22	6,515,958
Telecommunication Services — 0.1%
6,779,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	7,055,129
Telephone - Integrated — 0.4%
30,747,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	32,081,512
4,765,000	Virgin Media Finance PLC 4.8750%, 2/15/22**	4,872,213
36,953,725
Transportation - Railroad — 0.3%
2,421,055	CSX Transportation, Inc. 8.3750%, 10/15/14	2,687,371
12,137,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	13,381,043
8,711,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	9,886,985
25,955,399
Transportation - Services — 0%
2,246,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,300,497
Transportation - Truck — 0.1%
12,452,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	12,799,872
Trucking and Leasing — 0.2%
2,127,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	2,132,730
13,186,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	13,304,226
15,436,956
Total Corporate Bonds (cost $2,404,817,525)	2,553,790,253
Mortgage-Backed Securities — 6.8%
Fannie Mae:
4,339,268	5.5000%, 1/1/25	4,701,077
2,668,926	5.5000%, 1/1/33	2,952,411
6,338,880	5.0000%, 9/1/33	7,179,562
2,666,055	5.0000%, 11/1/33	2,904,662
3,533,263	5.0000%, 12/1/33	3,849,484
1,980,858	5.0000%, 2/1/34	2,158,141
7,565,978	5.5000%, 4/1/34	8,315,231
13,530,845	5.5000%, 9/1/34	14,803,142
4,045,035	5.5000%, 5/1/35	4,420,331
31,269,744	5.5000%, 7/1/35	34,210,016
5,398,060	5.0000%, 10/1/35	5,846,398
13,091,318	6.0000%, 10/1/35	14,424,562
13,700,612	6.0000%, 12/1/35	15,330,032
5,609,923	5.5000%, 1/1/36	6,130,408
14,646,721	5.5000%, 7/1/36	16,023,942
2,024,522	6.0000%, 2/1/37	2,312,000
3,576,036	6.0000%, 3/1/37	3,940,227
26,088,454	5.5000%, 5/1/37	28,859,486
3,697,033	6.0000%, 5/1/37	4,047,551
3,552,787	5.5000%, 7/1/37	3,860,763
3,254,015	5.5000%, 3/1/38	3,599,646
762,573	5.5000%, 9/1/38	842,070
4,081,960	6.0000%, 11/1/38	4,468,973
9,437,494	6.0000%, 11/1/38	10,412,192
27,981,368	6.0000%, 1/1/39	30,614,060
15,314,502	6.0000%, 10/1/39	17,064,155
8,569,295	5.0000%, 2/1/40	9,448,703
4,137,861	5.0000%, 6/1/40	4,593,535
9,024,457	5.0000%, 6/1/40	9,950,575
20,889,992	6.0000%, 7/1/40	23,432,004
2,929,482	4.5000%, 10/1/40	3,296,405
2,973,103	5.0000%, 3/1/41	3,300,510
5,758,874	5.0000%, 4/1/41	6,490,240
7,588,670	5.0000%, 4/1/41	8,585,617
8,705,646	5.0000%, 6/1/41	9,599,047
Freddie Mac:
3,591,390	5.0000%, 1/1/19	3,863,905
2,955,611	5.0000%, 2/1/19	3,179,883
3,902,922	5.5000%, 8/1/19	4,197,551
11,933,730	5.5000%, 12/1/27	13,079,123
14,469,826	5.0000%, 1/1/36	16,203,465
8,285,546	5.5000%, 10/1/36	9,255,199
4,971,357	5.0000%, 11/1/36	5,368,124
2,434,282	5.5000%, 5/1/38	2,695,126
6,072,018	5.5000%, 1/1/39	6,606,913
13,961,913	5.0000%, 5/1/39	15,369,422
6,506,560	5.5000%, 10/1/39	7,203,767
6,549,109	4.5000%, 1/1/41	7,334,786
14,494,713	5.0000%, 5/1/41	16,326,455
Ginnie Mae:
6,126,269	6.0000%, 11/20/34	6,890,703
1,371,917	5.5000%, 9/15/35	1,547,618
7,480,827	5.5000%, 3/15/36	8,265,464
5,819,124	5.5000%, 5/20/36	6,426,743
4,921,138	5.0000%, 4/15/39	5,396,545
6,021,622	5.0000%, 10/15/39	6,665,063
9,386,883	5.0000%, 11/15/39	10,373,651
2,859,638	5.0000%, 1/15/40	3,138,680
2,258,593	5.0000%, 4/15/40	2,478,702
3,359,593	5.0000%, 4/15/40	3,812,399
3,739,091	5.0000%, 5/15/40	4,154,056
2,132,118	5.0000%, 5/20/40	2,362,681
3,022,300	5.0000%, 7/15/40	3,316,986
9,364,847	5.0000%, 7/15/40	10,347,350
9,717,516	5.0000%, 2/15/41	10,754,448
8,079,062	5.5000%, 4/20/41	8,867,116
4,313,236	5.0000%, 5/15/41	4,759,596
2,475,014	4.5000%, 7/15/41	2,734,997
1,378,603	5.5000%, 9/20/41	1,513,075
7,665,402	5.0000%, 10/20/41	8,465,805
1,642,696	6.0000%, 10/20/41	1,833,298
5,107,384	6.0000%, 12/20/41	5,699,993
9,023,017	5.5000%, 1/20/42	9,914,425
4,863,157	6.0000%, 1/20/42	5,427,428
3,924,960	6.0000%, 2/20/42	4,380,372
4,001,710	6.0000%, 3/20/42	4,466,028
15,268,211	6.0000%, 4/20/42	17,039,779
3,472,348	3.5000%, 5/20/42	3,794,848
6,542,893	6.0000%, 5/20/42	7,302,064
Total Mortgage-Backed Securities (cost $613,012,107)	614,780,790
Preferred Stock — 0.4%
Diversified Banking Institutions — 0.1%
443,135	Goldman Sachs Group, Inc., 5.9500%	11,069,512
Diversified Financial Services — 0.1%
200,000	Citigroup Capital XIII, 7.8750%	5,580,000
Finance - Credit Card — 0.2%
601,750	Discover Financial Services, 6.5000%	15,194,188
Food - Miscellaneous/Diversified — 0%
19	H.J. Heinz Finance Co., 8.0000% (144A)	1,987,875
Total Preferred Stock (cost $33,641,890)	33,831,575

U.S. Treasury Notes/Bonds — 6.0%
U.S. Treasury Notes/Bonds:
$11,856,000	0.2500%, 9/15/14	11,858,774
15,768,000	0.2500%, 9/30/14	15,771,690
6,225,000	0.2500%, 10/31/14	6,226,457
7,590,000	0.2500%, 11/30/14	7,590,296
70,118,000	0.3750%, 3/15/15	70,260,410
4,325,000	0.3750%, 6/15/15	4,331,756
42,733,000	0.2500%, 7/15/15	42,662,875
32,278,000	0.8750%, 1/31/17	32,706,684
2,448,000	0.8750%, 2/28/17	2,480,130
65,113,000	0.7500%, 6/30/17	65,499,641
6,045,000	0.7500%, 10/31/17	6,064,834
13,740,000	1.0000%, 9/30/19	13,645,537
50,145,000	3.1250%, 5/15/21	56,863,628
34,366,000	2.1250%, 8/15/21	36,127,257
44,742,000	1.6250%, 8/15/22	44,448,403
62,840,000	1.6250%, 11/15/22	62,152,656
2,880,000	3.0000%, 5/15/42	2,934,000
53,556,000	2.7500%, 8/15/42	51,715,012
7,540,000	2.7500%, 11/15/42	7,264,322
Total U.S. Treasury Notes/Bonds (cost $532,819,150)	540,604,362
Money Market — 1.5%
134,108,386	Janus Cash Liquidity Fund LLC, 0% (cost $134,108,386)	134,108,386
Total Investments (total cost $7,951,464,685) – 100%	$9,040,541,758
Summary of Investments by Country – (Long Positions) December 31, 2012
Country	Value	% of Investment Securities
Australia	$37,152,315	0.4%
Canada	119,273,191	1.3%
Cayman Islands	11,243,584	0.1%
Germany	31,045,682	0.3%
Japan	14,174,827	0.2%
Jersey	83,800,347	0.9%
Mexico	23,268,028	0.3%
Netherlands	208,517,308	2.3%
Switzerland	187,842,467	2.1%
United Kingdom	206,646,828	2.3%
United States††	8,117,577,181	89.8%
Total	$9,040,541,758	100.0%
††	Includes Cash Equivalents of 1.5%.

Forward Currency Contracts, Open December 31, 2012 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
Credit Suisse Securities (USA) LLC: British Pound 1/10/13	14,510,000	$23,566,576	$(461,578)
HSBC Securities (USA), LLC: British Pound 2/14/13	13,875,000	22,532,581	(75,546)
JPMorgan Chase & Co.: British Pound 1/24/13	17,000,000	27,609,616	(251,516)
RBC Capital Markets Corp.: British Pound 1/17/13	20,300,000	32,969,799	(442,269)
Total		$106,678,573	$(1,230,910)

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

ULC Unlimited Liability Company

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

(a) All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

* Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

‡ Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2012 is indicated in the table below:
Fund	Value	Value as a % of Total Investments
Janus Balanced Fund	$ 625,437,237	6.9%

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 112,582,488	$ -

Bank Loan	-	30,236,421	-

Common Stock
Agricultural Chemicals	-	49,020,633	-
Beverages - Wine and Spirits	-	36,686,014	-
Commercial Banks	103,609,721	64,124,634	-
Life and Health Insurance	-	45,829,194	-
Medical - Drugs	257,954,944	69,856,216	-
All Other	4,393,526,127	-	-

Corporate Bonds	-	2,553,790,253	-

Mortgage-Backed Securities	-	614,780,790	-

Preferred Stock	-	33,831,575	-

U.S. Treasury Notes/Bonds	-	540,604,362	-

Money Market	-	134,108,386	-

Total Investments in Securities	$ 4,755,090,792	$4,285,450,966	$ -
Other Financial Instruments(b)	$ -	$ (1,230,910)	$ -
(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Balanced Fund	$374,087,176

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts				Value
Common Stock — 98.4%
Airlines — 11.1%
15,526,289	AirAsia Bhd			$13,989,192
5,588,846	Delta Air Lines, Inc.*			66,339,602
8,841,056	United Continental Holdings, Inc.*,**			206,703,889
				287,032,683
Apparel Manufacturers — 3.3%
2,359,392	Hanesbrands, Inc.*			84,513,421
Applications Software — 2.4%
2,295,993	Microsoft Corp.**			61,371,893
Building and Construction Products - Miscellaneous — 1.5%
424,082	Fortune Brands Home & Security, Inc.*			12,391,676
951,085	USG Corp.*			26,696,956
				39,088,632
Casino Services — 3.0%
5,488,056	International Game Technology			77,765,754
Consumer Products - Miscellaneous — 1.0%
8,325,900	Samsonite International S.A.			17,417,967
206,182	SodaStream International, Ltd.*			9,255,510
				26,673,477
Containers - Metal and Glass — 3.0%
1,729,117	Ball Corp.			77,377,986
Distribution/Wholesale — 4.1%
59,070,000	Li & Fung, Ltd.			106,122,823
E-Commerce/Products — 3.2%
1,624,586	eBay, Inc.*			82,886,378
Electric – Transmission — 0.3%
203,010	Brookfield Infrastructure Partners L.P.			7,156,102
Electronic Security Devices — 3.5%
3,089,236	Tyco International, Ltd. (U.S. Shares)			90,360,153
Enterprise Software/Services — 1.0%
883,962	Informatica Corp.*			26,801,728
Filtration and Separations Products — 1.0%
573,734	Polypore International, Inc.*			26,678,631
Finance - Investment Bankers/Brokers — 0.7%
1,507,988	CETIP S.A. - Mercados Organizados			18,827,224
Footwear and Related Apparel — 1.9%
1,173,262	Wolverine World Wide, Inc.			48,080,277
Internet Gambling — 0.7%
9,849,966	Bwin.Party Digital Entertainment PLC**			17,829,512
Medical - Drugs — 2.2%
875,739	Abbott Laboratories			57,360,904
Medical - Generic Drugs — 2.4%
585,155	Perrigo Co.			60,873,675
Multimedia — 1.1%
1,158,780	News Corp. - Class A			29,595,241
Oil Companies - Exploration and Production — 3.4%
160,232	Apache Corp.			12,578,212
259,657	EOG Resources, Inc.			31,363,969
1,041,544	Whiting Petroleum Corp.*			45,171,763
				89,113,944
Oil Companies - Integrated — 4.8%
2,962,956	BP PLC (ADR)**			123,377,488
Oil Field Machinery and Equipment — 7.3%
2,405,975	Dresser-Rand Group, Inc.*			135,071,437
773,655	National Oilwell Varco, Inc.			52,879,319
				187,950,756
Pharmacy Services — 4.1%
2,917,822	Omnicare, Inc.			105,333,374
Real Estate Operating/Development — 8.1%
9,120,973	St. Joe Co.*,£			210,512,057
Reinsurance — 2.2%
633,900	Berkshire Hathaway, Inc. - Class B*			56,860,830
Retail - Restaurants — 1.5%
38,975,000	Ajisen China Holdings, Ltd.			37,864,952
Security Services — 1.2%
651,452	ADT Corp.			30,286,003
Semiconductor Components/Integrated Circuits — 0.5%
1,863,800	Atmel Corp.*			12,207,890
Telecommunication Services — 2.0%
1,506,703	Amdocs, Ltd. (U.S. Shares)**			51,212,835
Tobacco — 1.4%
1,314,500	Japan Tobacco, Inc.**			37,064,383
Transportation - Railroad — 7.1%
1,798,415	Canadian Pacific Railway, Ltd. (U.S. Shares)			182,754,932
Wireless Equipment — 7.4%
2,819,653	Motorola Solutions, Inc.			156,998,279
3,289,960	Telefonaktiebolaget L.M. Ericsson (ADR)			33,228,596
				190,226,875
Total Common Stock (cost $2,292,208,166)				2,541,162,813

Purchased Options - Calls — 0.3%
27,405	United Continental Holdings, Inc. expires March 2013 exercise price $25.00			3,021,517
14,150	United Continental Holdings, Inc. expires May 2013 exercise price $22.50			4,157,812
Total Purchased Options - Calls (premiums paid $5,786,964)				7,179,329
Money Market — 1.3%
34,441,698	Janus Cash Liquidity Fund LLC, 0% (cost $34,441,698)			34,441,698
Total Investments (total cost $2,332,436,828) – 100%				$2,582,783,840
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$113,278,925	4.4%
Brazil	18,827,224	0.7%
Canada	182,754,932	7.1%
Cayman Islands	37,864,952	1.5%
Gibraltar	17,829,512	0.7%
Guernsey	51,212,835	2.0%
Israel	9,255,510	0.3%
Japan	37,064,383	1.4%
Luxembourg	17,417,967	0.7%
Malaysia	13,989,192	0.5%
Sweden	33,228,596	1.3%
Switzerland	90,360,153	3.5%
United Kingdom	123,377,488	4.8%
United States††	1,836,322,171	71.1%
Total	$2,582,783,840	100.0%
††		Includes Cash Equivalents (69.8% excluding Cash Equivalents).

Forward Currency Contracts, Open – December 31, 2012 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold		Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 1/10/13		11,600,000	$18,840,268	$(369,008)
Japanese Yen 1/10/13		1,100,000,000	12,699,591	1,090,475
			31,539,859	721,467
HSBC Securities (USA), LLC:
British Pound 2/14/13		10,000,000	16,239,698	(54,448)
Japanese Yen 2/14/13		910,000,000	10,509,873	364,303
			26,749,571	309,855
JPMorgan Chase & Co.:
British Pound 1/24/13		11,600,000	18,839,503	(171,623)
Japanese Yen 1/24/13		915,000,000	10,565,480	560,493
			29,404,983	388,870
Total			$87,694,413	$1,420,192

Financial Futures
1,630 Contracts	S&P 500® E-mini expires March, 2013, principal amount $115,623,100 value $115,738,150 cumulative appreciation	$115,050
1,074 Contracts	NIKKEI 225 expires March, 2013, principal amount $120,682,216 value $128,427,440 cumulative appreciation	7,745,224
Total		$7,860,274

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

PLC Public Limited Company

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2012.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income at 12/31/12
Janus Contrarian Fund
St. Joe Co.*	186,478	$3,843,181	-	$ -	$-	$-	$210,512,057

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$ 273,043,491	$ 13,989,191	$ -
Consumer Products - Miscellaneous	9,255,510	17,417,967	-
Distribution/Wholesale	-	106,122,823	-
Finance - Investment Bankers/Brokers	-	18,827,224
Internet Gambling	-	17,829,512
Oil Companies - Integrated	-	123,377,488
Retail - Restaurants	-	37,864,952
Tobacco	-	37,064,383
Wireless Equipment	156,998,279	33,228,596
All Other	1,696,143,397	-	-

Money Market	-	34,441,698	-

Total Investments in Securities	$ 2,135,440,677	$ 405,722,136	$ -
Other Financial Instruments(b)	$ 7,860,274	$ 1,420,292	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$ 410,311,867

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 91.3%
Apparel Manufacturers — 0.3%
123,000	China Lilang, Ltd.	$73,666
Automotive - Cars and Light Trucks — 1.0%
120,157	Yulon Motor Co., Ltd.	231,294
Automotive - Truck Parts and Equipment - Original — 2.2%
1,102	Hyundai Mobis	298,927
1,765	Mando Corp.	213,117
		512,044
Broadcast Services and Programming — 0.8%
112,100	Astro Malaysia Holdings Bhd	110,429
2,651	Grupo Televisa S.A.B. (ADR)	70,463
		180,892
Building - Residential and Commercial — 0.9%
33,100	MRV Engenharia e Participacoes S.A.	198,820
Building and Construction Products - Miscellaneous — 0.5%
173,500	Urbi Desarrollos Urbanos S.A.B. de C.V.*	108,596
Building Products - Cement and Aggregate — 1.0%
34,158	Cemex Latam Holdings S.A.	220,112
Casino Hotels — 0.8%
63,400	Genting Bhd	191,506
Cellular Telecommunications — 1.6%
16,192	America Movil S.A.B. de C.V. (ADR)	374,683
Coal — 2.1%
58,500	China Shenhua Energy Co., Ltd.	260,996
369,500	Harum Energy Tbk PT	231,346
		492,342
Commercial Banks — 13.7%
26,558	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	250,176
31,718	Banco do Brasil S.A. (ADR)	401,867
404,500	Bank Negara Indonesia Persero Tbk PT	156,002
1,038,401	First Bank of Nigeria PLC	104,572
87,418	First Gulf Bank PJSC	277,537
9,342	ICICI Bank, Ltd. (ADR)	407,405
426,000	Industrial & Commercial Bank of China, Ltd.	307,227
18,472	Itau Unibanco Holding S.A. (ADR)	304,049
63,122	Sberbank of Russia (ADR)	784,623
17,230	Turkiye Halk Bankasi A/S	169,698
		3,163,156
Consumer Products - Miscellaneous — 1.5%
166,500	Samsonite International S.A.	348,322
Distribution/Wholesale — 1.5%
67,779	Adani Enterprises, Ltd.	336,976
Diversified Financial Services — 2.4%
31,433	Power Finance Corp., Ltd.	117,524
276,850	Religare Health Trust	201,494
6,312	Shinhan Financial Group Co., Ltd.	229,620
		548,638
Diversified Minerals — 0.4%
99,700	Aurcana Corp.*	93,243
Diversified Operations — 2.3%
872,900	Alliance Global Group, Inc.	356,846
11,772	Orascom Development Holding A.G.	162,758
		519,604
Diversified Operations - Commercial Services — 0.8%
105,900	John Keells Holdings PLC	182,708
E-Commerce/Services — 0.8%
8,003	Ctrip.com International, Ltd. (ADR)*	182,388
Electronic Components – Semiconductors — 4.4%
701	Samsung Electronics Co., Ltd.	1,003,406
Electronic Measuring Instruments — 0.8%
81,000	Chroma ATE, Inc.	180,319
Electronic Parts Distributors — 1.1%
189,864	WPG Holdings, Ltd.	249,778
Entertainment Software — 0.6%
14,300	Nexon Co., Ltd.**	144,357
Finance - Investment Bankers/Brokers — 1.4%
125,000	CITIC Securities Co., Ltd.	320,272
Food - Meat Products — 1.0%
37,390	San Miguel Pure Foods Co., Inc.	222,245
Food - Retail — 0.8%
9,933	X5 Retail Group N.V. (GDR)	178,233
Footwear and Related Apparel — 1.0%
89,000	Stella International Holdings, Ltd.	241,270
Gold Mining — 0.6%
2,329	AngloGold Ashanti, Ltd. (ADR)	73,061
4,538	Gold Fields, Ltd. (ADR)	56,679
		129,740
Hotels and Motels — 2.0%
15,875	7 Days Group Holdings, Ltd. (ADR)*	191,452
134,000	Shangri-La Asia, Ltd.	270,019
		461,471
Industrial Automation and Robotics — 1.1%
1,400	FANUC Corp.**	260,394
Internet Content - Entertainment — 0.5%
811	NCSoft Corp.	114,876
Investment Management and Advisory Services — 0.8%
11,500	Grupo BTG Pactual	174,874
Medical - Drugs — 2.6%
7,140	Dr. Reddy's Laboratories, Ltd. (ADR)	237,691
112,800	Genomma Lab Internacional S.A.B. de C.V. - Class B*	232,056
9,755	Hikma Pharmaceuticals PLC	122,066
		591,813
Medical - Generic Drugs — 1.5%
21,013	Pharmstandard OJSC (GDR)	354,897
Medical - Hospitals — 0.6%
43,170	NMC Health PLC	139,550
Metal - Diversified — 0.8%
8,847	MMC Norilsk Nickel OJSC (ADR)	165,333
172	Rio Tinto PLC	10,021
		175,354
Metal - Iron — 4.6%
120,420	Fortescue Metals Group, Ltd. **	597,298
1,659	Kumba Iron Ore, Ltd.	113,538
18,478	London Mining PLC*	43,630
15,071	Vale S.A. (ADR)	315,888
		1,070,354
Oil Companies - Exploration and Production — 4.1%
10,087	Cobalt International Energy, Inc.*	247,737
32,161	Gazprom OAO (ADR)	308,388
69,700	HRT Participacoes em Petroleo S.A.*	161,819
10,366	Kosmos Energy, Ltd.*	128,020
8,385	Niko Resources, Ltd.*	89,803
		935,767
Oil Companies - Integrated — 3.9%
102,000	China Petroleum & Chemical Corp.	117,112
40,296	Petroleo Brasileiro S.A. (ADR)**	784,563
		901,675
Property and Casualty Insurance — 1.3%
1,520	Samsung Fire & Marine Insurance Co., Ltd.	309,920
Real Estate Operating/Development — 6.7%
759,000	Central China Real Estate, Ltd.	271,248
4,860,000	CSI Properties, Ltd.	199,317
205,628	Indiabulls Real Estate, Ltd.	283,197
9,596,000	Kawasan Industri Jababeka Tbk PT*	199,018
712,000	Shun Tak Holdings, Ltd.	390,460
545,264	Sorouh Real Estate Co.	187,519
		1,530,759
REIT - Hotels — 1.0%
155,418	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	233,276
Retail - Automobile — 1.3%
368,000	Baoxin Auto Group, Ltd.	304,927
Retail - Jewelry — 4.0%
77,400	Chow Tai Fook Jewellery Group, Ltd.	126,205
644,000	Oriental Watch Holdings	226,754
204,090	PC Jeweller Ltd.	557,676
		910,635
Retail - Restaurants — 0.5%
112,000	Ajisen China Holdings, Ltd.	108,810
Rubber/Plastic Products — 0.7%
70,185	Jain Irrigation Systems, Ltd.	97,260
94,697	Jain Irrigation Systems, Ltd. (EDR)	64,678
		161,938
Semiconductor Components/Integrated Circuits — 4.0%
53,914	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) **	925,164
Shipbuilding — 0.6%
76,798	Pipavav Defence & Offshore Engineering Co., Ltd.*	127,971
Telecommunication Services — 1.4%
3,023	China Telecom Corp., Ltd. (ADR)	171,858
14,986	VimpelCom, Ltd. (ADR)	157,203
		329,061
Transportation - Marine — 0.6%
246,000	China Shipping Development Co., Ltd.	144,825
Transportation - Truck — 0.4%
84,000	LLX Logistica S.A.*	99,559
Total Common Stock (cost $19,964,756)		20,996,480
Corporate Bond — 0.5%
Oil Companies - Exploration and Production — 0.5%
$110,000	Niko Resources, Ltd., 7.0000%, 12/31/17 (144A) (cost $110,595)	121,681
Preferred Stock — 1.4%
Petrochemicals — 1.4%
3,308	LG Chem, Ltd. (cost $282,901)	316,772
Money Market — 6.8%
1,561,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,561,000)	1,561,000
Total Investments (total cost $21,919,252) – 100%		$22,995,933

Summary of Investments by Country – (Long Positions) As of December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$597,298	2.6%
Bermuda	981,313	4.3%
Brazil	2,441,439	10.6%
Canada	304,727	1.3%
Cayman Islands	1,499,966	6.5%
China	1,322,290	5.8%
Hong Kong	390,460	1.7%
India	2,230,378	9.7%
Indonesia	586,366	2.5%
Japan	404,751	1.8%
Luxembourg	348,322	1.5%
Malaysia	301,935	1.3%
Mexico	1,019,074	4.4%
Netherlands	178,233	0.8%
Nigeria	104,572	0.5%
Philippines	579,091	2.5%
Russia	1,613,241	7.0%
Singapore	201,494	0.9%
South Africa	243,278	1.1%
South Korea	2,486,638	10.8%
Spain	470,288	2.0%
Sri Lanka	182,708	0.8%
Switzerland	162,758	0.7%
Taiwan	1,586,555	6.9%
Turkey	169,698	0.7%
United Arab Emirates	465,056	2.0%
United Kingdom	315,267	1.4%
United States††	1,808,737	7.9%
Total	$22,995,933	100.0%
††	Includes Cash Equivalents of 6.8%.

Forward Currency Contracts, Open As of December 31, 2012 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Australian Dollar 1/10/13	498,000	$516,712	$(407)
Japanese Yen 1/10/13	32,225,000	372,040	31,230
Total		$888,752	$30,823

Total Return Swaps outstanding at December 31, 2012
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	(2,165,094) HKD	Hong Kong HIBOR minus 100 basis points	Galaxy Entertainment Group, Ltd.	11/25/13	(10,011)
Goldman Sachs International	2,438,800 HKD	Hong Kong HIBOR plus 50 basis points	Melco International Development	11/25/13	(3,112)
Morgan Stanley & Co. International PLC	217,932	FED Funds Effective plus 100 basis points	Samba Financial Group	12/31/12	(3,430)
Morgan Stanley & Co. International PLC	175,190	FED Funds Effective plus 185 basis points	Ping AN Insurance Group Co.	2/25/14	15,224
UBS A.G.	284,483	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	10/25/13	4,965
UBS A.G.	414,428	1 month USD LIBOR plus 50 basis points	China Construction Bank	10/25/13	10,643
UBS A.G.	3,547	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	11/9/13	211
UBS A.G.	5,009	1 month USD LIBOR plus 50 basis points	China Construction Bank	11/9/13	2,280
UBS A.G.	12,107	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	11/22/13	1,616
UBS A.G.	17,029	1 month USD LIBOR plus 50 basis points	China Construction Bank	11/22/13	3,536
Total					$21,922
					0

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

EDR European Depositary Receipt

GDR Global Depositary Receipt

LIBOR London Interbank Offered Rate

PLC Public Limited Company

REIT Real Estate Investment Trust

* Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Emerging Markets Fund	$ 121,681	0.5%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of December 31, 2012 )
	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$-	$73,666	$-
Automotive - Cars and Light Trucks	-	231,294	-
Automotive - Truck Parts and Equipment - Original	-	512,044	-
Broadcast Services and Programming	-	180,892	-
Building-Residential and Commercial	-	198,820	-
Casino Hotels	-	191,506	-
Cellular Telecommunications	-	374,683	-
Coal	-	492,342	-
Commercial Banks	104,572	3,058,584	-
Consumer Products - Miscellaneous	-	348,322	-
Distribution/Wholesale	-	336,976	-
Diversified Financial Services	-	548,638	-
Diversified Operations	-	519,604	-
Diversified Operations - Commercial Services	-	182,708	-
E-Commerce/Services	-	182,388	-
Electronic Components – Semiconductors	-	1,003,406	-
Electronic Measuring Instruments	-	180,319	-
Electronic Parts Distributors	-	249,778	-
Entertainment Software	-	144,357	-
Finance – Investment Bankers/Brokers	-	320,272	-
Food - Retail	-	178,233	-
Footwear and Related Apparel	-	241,270	-
Gold Mining	-	129,740	-
Hotels and Motels	-	461,471	-
Industrial Automation and Robotics	-	260,394	-
Internet Content - Entertainment	-	114,876	-
Investment Management and Advisory Services	-	174,874
Medical - Drugs	232,056	359,757	-
Medical - Generic Drugs	-	354,897	-
Medical - Hospitals	-	139,550	-
Metal - Diversified	-	175,354	-
Metal - Iron	-	1,070,354	-
Oil Companies - Exploration and Production	465,560	470,207	-
Oil Companies - Integrated	-	901,675	-
Property and Casualty Insurance	-	309,920	-
Real Estate Operating/Development	-	1,530,759	-
Retail - Automobile	-	304,927	-
Retail – Jewelry	557,676	352,959	-
Retail – Restaurants	-	108,810	-
Rubber/Plastic Products	-	161,938	-
Shipbuilding	-	127,971	-
Telecommunication Services	-	329,061	-
Transportation- Marine	-	144,825	-
Transportation- Truck	-	99,559	-
All Other	1,802,636	-	-

Corporate Bond		121,681
Preferred Stock
Petrochemicals	-	316,772
Money Market	-	1,561,000	-

Total Investments	$3,162,500	$19,833,433	$-
Other Financial Instruments(b)	$-	$52,745	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$4,764,449

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 96.4%
Advertising Agencies — 1.0%
492,352	Omnicom Group, Inc.	$24,597,906
Advertising Sales — 0.6%
369,952	Lamar Advertising Co. - Class A*	14,335,640
Aerospace and Defense — 1.5%
277,297	TransDigm Group, Inc.	37,812,219
Agricultural Chemicals — 1.7%
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	41,463,720
Airlines — 1.4%
1,000,942	Ryanair Holdings PLC (ADR)**	34,312,292
Applications Software — 1.1%
466,482	Intuit, Inc.	27,755,679
Auction House - Art Dealer — 0.7%
881,004	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	18,404,174
Automotive - Truck Parts and Equipment - Original — 0.6%
216,281	WABCO Holdings, Inc.*	14,099,358
Broadcast Services and Programming — 0.7%
307,365	Discovery Communications, Inc. - Class C*	17,980,853
Commercial Services — 0.8%
213,774	CoStar Group, Inc.*	19,104,982
Commercial Services - Finance — 1.4%
785,606	Global Payments, Inc.	35,587,952
Computer Aided Design — 0.6%
205,730	ANSYS, Inc.*	13,853,858
Computers — 0.5%
21,981	Apple, Inc.	11,716,532
Computers - Integrated Systems — 1.1%
689,994	Jack Henry & Associates, Inc.	27,089,164
Consulting Services — 5.1%
1,144,432	Gartner, Inc.*	52,666,761
1,492,890	Verisk Analytics, Inc. - Class A*	76,137,390
128,804,151
Containers - Metal and Glass — 0.8%
442,867	Ball Corp.	19,818,298
Decision Support Software — 2.2%
1,813,373	MSCI, Inc.*	56,196,429
Diagnostic Kits — 0.7%
188,220	IDEXX Laboratories, Inc.*	17,466,816
Distribution/Wholesale — 4.4%
384,377	Fastenal Co.	17,946,562
31,869,390	Li & Fung, Ltd.	57,255,284
169,787	W.W. Grainger, Inc.	34,359,795
109,561,641
Electric Products – Miscellaneous — 1.3%
851,386	AMETEK, Inc.	31,986,572
Electric – Transmission — 0.6%
397,460	Brookfield Infrastructure Partners L.P.	14,010,465
Electronic Components - Miscellaneous — 2.9%
2,691,481	Flextronics International, Ltd.*	16,714,097
1,533,614	TE Connectivity, Ltd. (U.S. Shares)	56,927,752
73,641,849
Electronic Components – Semiconductors — 3.3%
5,594,936	ON Semiconductor Corp.*	39,444,299
1,204,044	Xilinx, Inc.	43,225,179
82,669,478
Electronic Connectors — 2.5%
954,626	Amphenol Corp. - Class A	61,764,302
Electronic Design Automation — 0.6%
1,161,515	Cadence Design Systems, Inc.*	15,692,068
Electronic Forms — 0.5%
361,889	Adobe Systems, Inc.*	13,635,978
Entertainment Software — 0.4%
636,961	Electronic Arts, Inc.*	9,255,043
Finance - Investment Bankers/Brokers — 0.7%
621,101	LPL Financial Holdings, Inc.	17,490,204
Footwear and Related Apparel — 0.7%
439,290	Wolverine World Wide, Inc.	18,002,104
Instruments - Controls — 3.5%
128,700	Mettler-Toledo International, Inc.*	24,877,710
1,915,441	Sensata Technologies Holding N.V.*,**	62,213,524
87,091,234
Instruments - Scientific — 1.8%
269,040	Thermo Fisher Scientific, Inc.	17,159,371
311,260	Waters Corp.*	27,116,971
44,276,342
Insurance Brokers — 1.1%
482,016	Aon PLC	26,800,090
Investment Management and Advisory Services — 1.3%
503,987	T. Rowe Price Group, Inc.	32,824,673
Machinery - General Industrial — 1.4%
320,639	Roper Industries, Inc.	35,744,836
Media — 1.1%
542,350	Workday, Inc. - Private Placement ∞,§	28,082,883
Medical - Biomedical and Genetic — 2.8%
439,637	Celgene Corp.*,**	34,608,225
938,992	Incyte Corp., Ltd.*	15,596,657
174,315	Life Technologies Corp.*	8,555,380
274,446	Vertex Pharmaceuticals, Inc.*	11,510,265
70,270,527
Medical - Drugs — 1.7%
262,955	Medivation, Inc.*	13,452,778
470,756	Valeant Pharmaceuticals International, Inc. (U.S. Shares)**	28,137,086
41,589,864
Medical - Generic Drugs — 0.4%
503,737	Impax Laboratories, Inc.*	10,321,571
Medical Information Systems — 1.7%
595,307	athenahealth, Inc.*	43,725,299
Medical Instruments — 2.8%
1,364,579	St. Jude Medical, Inc.	49,315,885
306,852	Techne Corp.	20,970,266
70,286,151
Medical Products — 4.6%
550,809	Henry Schein, Inc.*	44,318,092
1,028,132	Varian Medical Systems, Inc.*	72,215,992
116,534,084
Metal Processors and Fabricators — 1.7%
224,594	Precision Castparts Corp.	42,542,596
Multimedia — 0.6%
170,220	FactSet Research Systems, Inc.	14,989,573
Oil Companies - Exploration and Production — 0.3%
465,954	Ultra Petroleum Corp. (U.S. Shares)*,**	8,447,746
Oil Field Machinery and Equipment — 3.0%
1,352,970	Dresser-Rand Group, Inc.*	75,955,736
Patient Monitoring Equipment — 1.1%
1,274,076	Masimo Corp.	26,768,337
Pipelines — 0.7%
395,073	Energy Transfer Equity L.P.	17,967,920
Printing - Commercial — 1.8%
1,344,778	VistaPrint N.V. (U.S. Shares)*,**	44,189,405
Retail - Catalog Shopping — 1.1%
379,165	MSC Industrial Direct Co., Inc. - Class A	28,581,458
Retail - Petroleum Products — 1.3%
787,004	World Fuel Services Corp.	32,400,955
Semiconductor Components/Integrated Circuits — 1.8%
6,783,344	Atmel Corp.*	44,430,903
Semiconductor Equipment — 2.3%
394,423	ASML Holding N.V. (U.S. Shares)**	25,404,786
670,736	KLA-Tencor Corp.	32,034,351
57,439,137
Telecommunication Services — 2.3%
1,732,641	Amdocs, Ltd. (U.S. Shares)	58,892,468
Transactional Software — 3.0%
1,414,293	Solera Holdings, Inc.	75,622,247
Transportation - Railroad — 0.8%
205,720	Canadian Pacific Railway, Ltd. (U.S. Shares)**	20,905,266
Transportation - Services — 3.1%
605,756	C.H. Robinson Worldwide, Inc.	38,295,895
1,027,684	Expeditors International of Washington, Inc.	40,644,902
78,940,797
Transportation - Truck — 1.2%
588,020	Landstar System, Inc.	30,847,529
Vitamins and Nutrition Products — 0.8%
296,990	Mead Johnson Nutrition Co.	19,568,671
Wireless Equipment — 4.9%
1,360,687	Crown Castle International Corp.*	98,187,174
460,930	Motorola Solutions, Inc.	25,664,582
123,851,756
Total Common Stock (cost $1,700,007,258)	$2,417,999,781
Money Market — 3.6%
89,462,514	Janus Cash Liquidity Fund LLC, 0% (cost $89,462,514)	$89,462,514
Total Investments (total cost $1,789,469,772) – 100%	$2,507,462,295
Summary of Investments by Country – (Long Positions) December 31, 2012(unaudited)
Country	Value	% of Investment Securities
Bermuda	$71,265,749	2.8%
Canada	117,357,992	4.7%
Guernsey	58,892,468	2.3%
Ireland	34,312,292	1.4%
Netherlands	131,807,715	5.2%
Singapore	16,714,097	0.7%
Switzerland	56,927,752	2.3%
United Kingdom	26,800,090	1.1%
United States††	1,993,384,140	79.5%
Total	$2,507,462,295	100.0%
††	Includes Cash Equivalents of 3.6%.

Forward Currency Contracts, Open

December 31, 2012 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
Credit Suisse Securities (USA) LLC:
Canadian Dollar 1/10/13	17,100,000	$17,193,534	$(125,963)
Euro 1/10/13	7,700,000	10,163,138	(368,892)
HSBC Securities (USA), Inc.:
Euro 2/14/13	9,400,000	12,410,880	(48,516)
JPMorgan Chase & Co.:
Euro 1/24/13	7,550,000	9,966,471	(101,565)
Total		$49,734,023	$(644,936)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of December 31, 2012)

Value
Value as a
% of Total Investments
Janus Enterprise Fund
Workday, Inc. - Private Placement	$28,082,883	1.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2012)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Enterprise Fund
Workday, Inc. - Private Placement	10/13/2011	$7,191,561	$28,082,883	1.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2012. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$ -	$34,312,292	$ -
Distribution/Wholesale	52,306,357	57,255,284	-
Media	-	28,082,883	-
All Other	2,246,042,965	-	-

Money Market	-	89,462,514	-

Total Investment in Securities	$2,298,349,322	$209,112,973	$ -
Other Financial Instruments(b)	$ -	$(644,936)	$ -
(a) Includes fair value factors.
(b)Other financial instruments includes futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$ 309,455,598

Janus Forty Fund

Schedule of Investments (unaudited)

Shares			Value
Common Stock — 98.9%
Apparel Manufacturers — 1.5%
5,569,200	Prada SpA		$53,841,959
Applications Software — 3.1%
4,148,149	Microsoft Corp.		110,880,023
Athletic Footwear — 1.9%
1,321,398	NIKE, Inc. - Class B		68,184,137
Beverages - Wine and Spirits — 1.3%
395,907	Pernod-Ricard S.A.		46,548,149
Brewery — 0%
1,513,295	Anheuser-Busch InBev N.V. - VVPR Strip*		1,997
Casino Hotels — 2.5%
7,646,987	MGM Resorts International*		89,010,929
Commercial Services — 2.2%
2,584,550	Iron Mountain, Inc.		80,250,277
Commercial Services - Finance — 1.3%
94,171	MasterCard, Inc. - Class A		46,264,329
Computers — 10.9%
739,066	Apple, Inc.		393,944,350
Computers - Memory Devices — 4.2%
6,051,553	EMC Corp.*		153,104,291
E-Commerce/Products — 9.0%
155,342	Amazon.com, Inc.*		39,012,590
5,595,871	eBay, Inc.*		285,501,338
			324,513,928
Electronic Components - Miscellaneous — 2.5%
2,453,939	TE Connectivity, Ltd. (U.S. Shares)		91,090,216
Electronic Connectors — 1.4%
809,156	Amphenol Corp. - Class A		52,352,393
Enterprise Software/Services — 3.0%
3,272,505	Oracle Corp.		109,039,866
Industrial Automation and Robotics — 6.2%
1,208,600	FANUC Corp.		224,794,805
Life and Health Insurance — 4.7%
19,945,400	AIA Group, Ltd.		79,493,750
6,591,428	Prudential PLC		91,957,556
			171,451,306
Medical - Biomedical and Genetic — 9.6%
3,267,005	Celgene Corp.*		257,178,634
581,040	Gilead Sciences, Inc.*		42,677,388
1,144,682	Vertex Pharmaceuticals, Inc.*		48,007,963
			347,863,985
Medical Instruments — 1.4%
102,134	Intuitive Surgical, Inc.*		50,083,449
Metal - Diversified — 1.6%
7,638,324	Turquoise Hill Resources, Ltd. (U.S. Shares)*		58,127,645
Metal Processors and Fabricators — 0.9%
165,597	Precision Castparts Corp.		31,367,384
Multimedia — 6.1%
8,647,796	News Corp. - Class A		220,864,710
Pharmacy Services — 5.3%
3,559,411	Express Scripts Holding Co.*		192,208,194
Retail - Apparel and Shoe — 5.1%
3,885,970	Limited Brands, Inc.		182,873,748
Retail - Jewelry — 3.3%
1,469,196	Cie Financiere Richemont S.A.		117,514,134
Transportation - Services — 5.5%
1,228,112	C.H. Robinson Worldwide, Inc.		77,641,241
1,657,257	United Parcel Service, Inc. - Class B		122,189,558
			199,830,799
Wireless Equipment — 4.4%
2,204,800	Crown Castle International Corp.*		159,098,368
Total Common Stock (cost $2,329,087,220)			$3,575,105,371
Money Market — 1.1%
39,432,000	Janus Cash Liquidity Fund LLC, 0%		$39,432,000
Total Investments (total cost $2,368,519,220) – 100%			$3,614,537,371
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$1,997	0.0%
Canada	58,127,645	1.6%
France	46,548,149	1.3%
Hong Kong	79,493,750	2.2%
Italy	53,841,959	1.5%
Japan	224,794,805	6.2%
Switzerland	208,604,350	5.8%
United Kingdom	91,957,556	2.5%
United States††	2,851,167,160	78.9%
Total	$3,614,537,371	100.0%
††	Includes Cash Equivalents of 1.1%.

Notes to Schedule of Investments (unaudited)

PLC Public Limited Company

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$—	$53,841,959	$—
Beverages - Wine and Spirits	—	46,548,149	—
Industrial Automation and Robotics	—	224,794,805	—
Life and Health Insurance	—	171,451,306	—
Retail – Jewelry	—	117,514,134	—
All Other	2,960,955,018	—	—

Money Market	—	39,432,000	—

Total Investments in Securities	$2,960,955,018	$653,582,353	$—
(a) Includes fair value factors.

Fund	Aggregate Value
Janus Balanced Fund	$374,087,176

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.5%
Dental Supplies and Equipment — 1.1%
269,217	Patterson Cos., Inc.	$ 9,215,298
Diagnostic Kits — 0.9%
391,204	Quidel Corp.*	7,303,779
Dialysis Centers — 1.8%
132,749	DaVita HealthCare Partners, Inc.*	14,672,747
Heart Monitors — 1.2%
123,891	HeartWare International, Inc.*	10,400,649
Instruments - Controls — 1.0%
41,590	Mettler-Toledo International, Inc.*	8,039,347
Instruments - Scientific — 1.4%
179,725	Thermo Fisher Scientific, Inc.	11,462,860
Life and Health Insurance — 0.8%
1,279,600	Odontoprev S.A.	6,762,303
Medical - Biomedical and Genetic — 18.7%
140,390	Alexion Pharmaceuticals, Inc.*	13,169,986
422,108	Ariad Pharmaceuticals, Inc.*	8,096,031
92,750	Biogen Idec, Inc.*	13,603,643
387,159	Celgene Corp.*	30,477,156
1,271,821	Fibrogen, Inc. - Private Placement ºº,§	5,786,786
444,007	Gilead Sciences, Inc.*,**	32,612,314
821,522	Incyte Corp., Ltd.*	13,645,480
418,771	InterMune, Inc.*	4,057,891
187,646	Life Technologies Corp.*	9,209,666
64,215	Regeneron Pharmaceuticals, Inc.*	10,985,260
339,361	Vertex Pharmaceuticals, Inc.*	14,232,800
		155,877,013
Medical - Drugs — 26.3%
166,728	Abbott Laboratories	10,920,684
122,869	AbbVie, Inc.	4,197,205
744,052	Achillion Pharmaceuticals, Inc.*	5,967,297
470,375	Alkermes PLC*,**	8,711,345
156,213	Allergan, Inc.	14,329,418
285,427	Endo Health Solutions, Inc.*	7,498,167
317,097	Forest Laboratories, Inc.*	11,199,866
1,498,030	Idenix Pharmaceuticals, Inc.*	7,265,446
619,755	Ironwood Pharmaceuticals, Inc.*	6,873,083
267,681	Jazz Pharmaceuticals PLC*,**	14,240,629
436,956	Medivation, Inc.*	22,354,669
131,926	Novartis A.G. **	8,354,718
51,925	Novo Nordisk A/S - Class B	8,481,583
73,631	Roche Holding A.G.**	15,004,570
280,072	Salix Pharmaceuticals, Ltd.*	11,337,315
123,946	Sanofi**	11,753,112
211,635	Shire PLC (ADR)	19,508,514
1,064,394	Swedish Orphan Biovitrum A.B.*	6,015,204
417,569	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	24,958,099
		218,970,924
Medical - Generic Drugs — 6.8%
318,817	Impax Laboratories, Inc.*	6,532,560
392,937	Mylan, Inc.*	10,797,909
87,112	Perrigo Co.	9,062,261
394,133	Pharmstandard OJSC (GDR)	6,656,671
245,884	Teva Pharmaceutical Industries, Ltd. (ADR)	9,181,309
165,943	Watson Pharmaceuticals, Inc.*	14,271,098
		56,501,808
Medical - HMO — 6.7%
713,505	Aetna, Inc.	33,035,281
207,790	Humana, Inc.	14,260,628
151,617	UnitedHealth Group, Inc.	8,223,706
		55,519,615
Medical - Hospitals — 0.7%
1,850,634	NMC Health PLC	5,982,283
Medical - Wholesale Drug Distributors — 2.4%
382,582	AmerisourceBergen Corp.	16,519,891
1,162,400	Sinopharm Group Co., Ltd.	3,692,201
		20,212,092
Medical Information Systems — 1.5%
171,893	athenahealth, Inc.*	12,625,541
Medical Instruments — 2.8%
630,200	Endologix, Inc.*	8,974,048
116,843	GMP Cos. - Private Placement ºº,§	0
659,604	Lifesync Holdings - Private Placementºº, §	1
213,168	St. Jude Medical, Inc.	7,703,892
287,109	Volcano Corp.*	6,778,643
		23,456,584
Medical Products — 5.6%
186,012	Covidien PLC (U.S. Shares)**	10,740,333
144,327	Henry Schein, Inc.*	11,612,550
173,458	Stryker Corp.	9,508,968
207,942	Varian Medical Systems, Inc.*	14,605,846
		46,467,697
Patient Monitoring Equipment — 0.8%
339,692	Masimo Corp.	7,136,929
Pharmacy Services — 7.3%
742,600	Brazil Pharma S.A.	5,223,105
141,009	Catamaran Corp. (U.S. Shares)*	6,642,934
547,659	Express Scripts Holding Co.*	29,573,586
533,350	Omnicare, Inc.	19,253,935
		60,693,560
Physical Practice Management — 0.9%
98,590	MEDNAX, Inc.*	7,839,877
Retail - Drug Store — 0.8%
610,900	Raia Drogasil S.A.	6,907,201
Soap and Cleaning Preparations — 1.0%
132,902	Reckitt Benckiser Group PLC	8,324,165
Therapeutics — 5.8%
288,592	BioMarin Pharmaceutical, Inc.*	14,213,156
134,180	Onyx Pharmaceuticals, Inc.*	10,134,615
132,475	Pharmacyclics, Inc.*	7,670,303
204,110	Questcor Pharmaceuticals, Inc.	5,453,819
236,961	Synageva BioPharma Corp.*	10,968,925
		48,440,818
Vitamins and Nutrition Products — 1.2%
151,811	Mead Johnson Nutrition Co.	10,002,827
Total Common Stock (cost $643,554,871)		812,815,917
Preferred Stock — 0.5%
Therapeutics — 0.5%
2,919,304	Portola Pharmaceuticals, Inc. - Private Placement, 8.0000% ºº,§	4,130,815
	(cost $7,265,869)
Money Market — 2.0%
16,845,816	Janus Cash Liquidity Fund LLC, 0% (cost $16,845,816)	16,845,816
Total Investments (total cost $667,666,556) – 100%		$ 833,792,548

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Brazil	$18,892,609	2.3%
Canada	31,601,033	3.8%
China	3,692,201	0.5%
Denmark	8,481,583	1.0%
France	11,753,112	1.4%
Ireland	33,692,307	4.0%
Israel	9,181,309	1.1%
Jersey	19,508,514	2.3%
Russia	6,656,671	0.8%
Sweden	6,015,204	0.7%
Switzerland	23,359,288	2.8%
United Kingdom	14,306,448	1.7%
United States††	646,652,269	77.6%
Total	$833,792,548	100.0%
††	Includes Cash Equivalents of 2.0%.

Forward Currency Contracts, Open December 31, 2012 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
Credit Suisse Securities (USA) LLC: Euro 1/10/13	1,440,000	$1,900,639	$(68,988)
HSBC Securities (USA), LLC: Euro 2/14/13	1,598,000	2,109,849	(8,248)
RBC Capital Markets Corp.: Euro 1/17/13	1,730,000	2,283,557	(38,882)
Total		$6,294,045	$(116,118)

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

GDR Global Depositary Receipt

PLC Public Limited Company

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2012)

	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund Fibrogen, Inc. - Private Placement	$ 5,786,786	0.7%
GMP Cos., Inc. – Private Placement	0	0.0%
Lifesync Holdings, Inc. – Private Placement	1	0.0%
Portola Pharmaceuticals, Inc. – Private Placement, 8.0000%	4,130,815	0.5%
	$9,917,602	1.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Global Life Sciences Fund Fibrogen, Inc. - Private Placement	12/28/04-11/8/05	$ 5,786,786	$ 5,786,786	0.7%
GMP Cos., Inc. - Private Placement	3/9/09	883,256	0	0.0%
Lifesync Holdings, Inc. - Private Placement	3/9/09	4,986,172	1	0.0%
Portola Pharmaceuticals, Inc. - Private Placement, 8.0000%	7/3/08	4,130,815	4,130,815	0.5%
		$ 15,787,029	$9,917,602	1.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2012. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Life and Health Insurance	$—	$6,762,303	$—
Medical - Biomedical and Genetic	150,090,227	—	5,786,786
Medical - Drugs	149,853,223	69,117,701	—
Medical - Generic Drugs	40,663,829	15,837,979	—
Medical - Hospitals	—	5,982,283	—
Medical - Wholesale Drug Distributors	16,519,891	3,692,201	—
Medical Instruments	23,456,583	—	1
Pharmacy Services	55,470,455	5,223,105	—
Retail - Drug Store	—	6,907,201	—
Soap and Cleaning Preparations	—	8,324,165	—
All Other	249,127,984	—	—

Preferred Stock	—	—	4,130,815

Money Market	—	16,845,816	—

Total Investments in Securities	$685,182,192	$138,692,754	$9,917,602
Other Financial Instruments(b)	$ —	$ (116,118)	$ —
(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2012)

	Balance as of September 30, 2012	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2012
Investments in Securities:
Common Stock
Medical – Biomedical and Genetic	5,786,786	-	-	-	-	-	5,786,786
Medical Instruments	-	-	1	-	-	-	1
Preferred Stock	4,130,815	-	-	-	-	-	4,130,815

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$ 77,985,957

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 81.3%
Building - Residential and Commercial — 0.7%
11,100	Hajime Construction Co., Ltd.	$411,369
67,900	MRV Engenharia e Participacoes S.A.	407,851
819,220
Building and Construction - Miscellaneous — 0.2%
6,500	Multiplan Empreendimentos Imobiliarios S.A.	191,888
Casino Hotels — 0.7%
71,975	Crown, Ltd.	801,594
Diversified Operations — 0.7%
107,700	Wharf Holdings, Ltd.	852,187
Electric - Distribution — 0.8%
557,021	Spark Infrastructure Group	974,714
Electric - Generation — 0.1%
777,953	Indiabulls Infrastructure and Power, Ltd.	98,985
Electric – Transmission — 0.9%
28,637	Brookfield Infrastructure Partners L.P.	1,009,454
Forestry — 0%
19,700	Sino-Forest Corp.*,ß, ºº	0
Hotels and Motels — 1.7%
410,000	Overseas Union Enterprise, Ltd.	939,193
26,590	Whitbread PLC	1,059,886
1,999,079
Metal - Copper — 0.5%
141,380	Copper Mountain Mining Corp.*	558,752
Real Estate Management/Services — 9.9%
330,436	Atrium European Real Estate, Ltd.	1,941,047
53,200	BR Malls Participacoes S.A.	704,966
8,330	Castellum A.B.	118,481
29,882	CBRE Group, Inc. - Class A*	594,652
58,068	First Capital Realty, Inc.	1,098,994
66,215	Gazit-Globe, Ltd.	872,714
11,693	Jones Lang LaSalle, Inc.	981,510
157,463	Kennedy-Wilson Holdings, Inc.	2,201,333
40,400	LPS Brasil Consultoria de Imoveis S.A.	747,793
81,000	Mitsubishi Estate Co., Ltd.	1,936,746
197,856	Songbird Estates PLC*	377,201
11,575,437
Real Estate Operating/Development — 20.0%
2,980	Alexander & Baldwin, Inc.	87,523
129,800	BR Properties S.A.	1,616,562
85,825	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	3,145,486
1,189,500	CapitaLand, Ltd.**	3,650,194
32,910,000	CSI Properties, Ltd.	1,349,698
130,500	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	1,584,174
11,843	DB Realty, Ltd.*	34,353
37,900	First Juken Co., Ltd.	416,728
7,506	GAGFAH S.A.*	87,820
413,630	Global Logistic Properties, Ltd.	951,357
855,000	Hang Lung Properties, Ltd.	3,428,238
238,500	Hopewell Holdings, Ltd.	1,031,287
66,000	Hysan Development Co., Ltd.	319,190
162,930	Indiabulls Real Estate, Ltd.	224,392
38,000	Mitsui Fudosan Co., Ltd.	928,542
435,800	PDG Realty S.A. Empreendimentos e Participacoes	720,635
112,584	Phoenix Mills, Ltd.	528,959
113,000	Shanghai Industrial Holdings, Ltd.	399,273
1,865,500	Shui On Land, Ltd.	906,872
43,125	St. Joe Co.*	995,325
59,000	Sun Hung Kai Properties, Ltd.	890,526
23,297,134
REIT - Apartments — 1.9%
11,755	Camden Property Trust	801,808
71,070	Education Realty Trust, Inc.	756,185
26,210	UDR, Inc.	623,274
2,181,267
REIT - Diversified — 15.2%
948,464	830,934
51,743	American Assets Trust, Inc.	1,445,182
3,635	Astro Japan Property Group	10,995
354,807	Charter Hall Group	1,215,272
42,071	CoreSite Realty Corp.	1,163,684
16,473	Digital Realty Trust, Inc.	1,118,352
38,410	DuPont Fabros Technology, Inc.	927,986
21,241	EPR Properties	979,423
398,900	Fibra Uno Administracion S.A. de C.V.	1,203,635
64,674	Land Securities Group PLC	874,242
222,626	Lexington Realty Trust	2,326,442
1,356,000	Mapletree Logistics Trust	1,275,800
31,000	Morguard Real Estate Investment Trust	569,871
96,660	Segro PLC	396,280
24,860	Shaftesbury PLC	231,425
63,360	STAG Industrial, Inc.	1,138,579
4,404	Unibail-Rodamco S.E.	1,078,005
11,091	Vornado Realty Trust	888,167
11,000	Winthrop Realty Trust	121,550
17,795,824
REIT - Health Care — 3.9%
30,673	HCP, Inc.	1,385,806
29,848	Heath Care REIT, Inc.	1,829,384
11,584	LTC Properties, Inc.	407,641
14,423	Ventas, Inc.	933,457
4,556,288
REIT - Hotels — 4.6%
884,000	Ascott Residence Trust	986,227
113,525	Chatham Lodging Trust	1,746,014
690,866	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	1,036,959
80,160	DiamondRock Hospitality Co.	721,440
40,785	Pebblebrook Hotel Trust	942,134
5,432,774
REIT - Mortgage — 4.0%
107,088	Colony Financial, Inc.	2,088,216
128,188	CYS Investments, Inc.	1,513,900
46,837	Starwood Property Trust, Inc.	1,075,378
4,677,494
REIT - Multi-Housing — 1.0%
16,596	Equity Lifestyle Properties, Inc.	1,116,745
REIT - Office Property — 3.4%
27,160	Alexandria Real Estate Equities, Inc.	1,882,732
5,357	Boston Properties, Inc.	566,824
111,454	Great Portland Estates PLC	890,295
47,584	Parkway Properties, Inc.	665,700
4,005,551
REIT - Regional Malls — 3.7%
32,117	Macerich Co.	1,872,421
15,330	Simon Property Group, Inc.	2,423,520
4,295,941
REIT - Shopping Centers — 4.1%
34,744	Acadia Realty Trust	871,380
58,870	DDR Corp.	921,904
129,344	Kite Realty Group Trust	723,033
207,622	Westfield Group	2,290,418
4,806,735
REIT - Warehouse and Industrial — 2.0%
681,600	AIMS AMP Capital Industrial REIT	836,099
41,113	Prologis, Inc.	1,500,214
2,336,313
Resorts and Theme Parks — 0.7%
14,969	Vail Resorts, Inc.	809,673
Retirement and Aged Care — 0.6%
38,461	Capital Senior Living Corp.*	718,836
Total Common Stock (cost $80,667,667)	94,911,885
Preferred Stock — 0.6%
REIT - Office Property — 0.1%
5,264	SL Green Realty Corp., 7.6250%	132,074
REIT - Regional Malls — 0.5%
10,200	CBL & Associates Properties, Inc., 7.3750%	255,510
11,358	Glimcher Realty Trust, 8.1250%	285,881
541,391
Total Preferred Stock (cost $550,093)	673,465
Money Market — 18.1%
21,116,541	Janus Cash Liquidity Fund LLC, 0% (cost $21,116,541)	21,116,541
Total Investments (total cost $102,334,301) – 100%	$116,701,891

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$6,123,927	5.2%
Bermuda	2,359,152	2.0%
Brazil	5,973,869	5.1%
Canada	5,373,103	4.6%
Cayman Islands	906,872	0.8%
France	1,078,005	0.9%
Hong Kong	6,920,701	5.9%
India	886,689	0.8%
Israel	872,714	0.7%
Japan	3,693,385	3.2%
Jersey	1,941,047	1.7%
Luxembourg	87,820	0.1%
Mexico	2,240,594	1.9%
Singapore	8,638,870	7.4%
Sweden	118,481	0.1%
United Kingdom	3,829,329	3.3%
United States††	65,657,333	56.3%
Total	$116,701,891	100.0%
††	Includes Cash Equivalents of 18.1%.

Schedule of Written Option – Put	Value
Simon Property Group, Inc. expires January 2013 165 contracts exercise price $134.80 (Premiums received $31,680)	$(845)

Notes to Schedule of Investments (unaudited)
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Exchange.
ß	Security is illiquid.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2012)

		Value as a % of Investment
	Value	Securities
Janus Global Real Estate Fund Sino-Forest Corp.	$0	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)

Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Building - Residential and Commercial	$ -	$ 819,220	$ -
Building and Construction - Miscellaneous	-	191,888	-
Casino Hotels	-	801,594	-
Diversified Operations	-	852,187	-
Electric - Distributions	-	974,714	-
Electric - Generation	-	98,985	-
Forestry	-	-	0
Hotels and Motels	-	1,999,079	-
Real Estate Management/Services	5,749,203	5,826,234	-
Real Estate Operating/Development	4,228,334	19,068,801	-
REIT – Diversified	11,882,870	5,912,954	-
REIT – Hotels	4,446,547	986,227	-
REIT – Office Property	3,115,255	1,022,369	-
REIT – Regional Malls	4,295,941	541,391	-
REIT – Shopping Centers	2,516,317	2,290,418	-
REIT – Warehouse/Industrial	1,500,214	836,099	-
All Other	15,628,509	-	-
Money Market	-	21,116,541	-

Total Investments in Securities	$ 53,363,190	$ 63,338,701	$ 0
Other Financial Instruments(b):	$ -	$ (845)	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$ 3,068,700

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares			Value
Common Stock — 99.4%
Agricultural Chemicals — 1.2%
38,251	Monsanto Co.		$3,620,457
Airlines — 0.8%
105,744	United Continental Holdings, Inc.*		2,472,295
Apparel Manufacturers — 0.9%
25,235	Coach, Inc.		1,400,795
150,016	Prada SpA		1,450,326
			2,851,121
Applications Software — 1.3%
26,420	Intuit, Inc.		1,571,990
93,356	Microsoft Corp.		2,495,406
			4,067,396
Athletic Footwear — 0.8%
48,892	NIKE, Inc. - Class B		2,522,827
Automotive - Cars and Light Trucks — 1.2%
607,000	Isuzu Motors, Ltd.		3,616,434
Automotive - Truck Parts and Equipment - Original — 0.7%
32,316	WABCO Holdings, Inc.*		2,106,680
Beverages - Non-Alcoholic — 1.6%
111,444	Coca-Cola Co.		4,039,845
17,267	Monster Beverage Corp.*		913,079
			4,952,924
Beverages - Wine and Spirits — 1.6%
43,565	Pernod-Ricard S.A.		5,122,087
Brewery — 1.7%
115,950	SABMiller PLC		5,456,684
Cable/Satellite Television — 2.3%
73,655	Comcast Corp. - Class A		2,753,224
26,455	Kabel Deutschland Holding A.G.		1,978,036
24,029	Time Warner Cable, Inc.		2,335,379
			7,066,639
Casino Hotels — 0.5%
123,018	MGM Resorts International*		1,431,930
Cellular Telecommunications — 0.5%
63,291	America Movil S.A.B. de C.V. (ADR)		1,464,554
Chemicals - Diversified — 0.7%
38,343	LyondellBasell Industries N.V. - Class A		2,189,002
Commercial Banks — 1.4%
140,800	Banco do Brasil S.A.		1,796,633
1,539,000	China Construction Bank Corp.		1,254,332
106,754	Sberbank of Russia (ADR)		1,326,981
			4,377,946
Commercial Services - Finance — 0.7%
4,558	MasterCard, Inc. - Class A		2,239,254
Computers — 2.3%
13,456	Apple, Inc.		7,172,452
Consulting Services — 0.3%
19,781	Verisk Analytics, Inc. - Class A*		1,008,831
Consumer Products - Miscellaneous — 0.4%
611,700	Samsonite International S.A.		1,279,690
Containers - Metal and Glass — 0.7%
58,881	Crown Holdings, Inc.*		2,167,410
Cosmetics and Toiletries — 1.7%
51,666	Colgate-Palmolive Co.		5,401,164
Dialysis Centers — 0.7%
18,534	DaVita HealthCare Partners, Inc.*		2,048,563
Distribution/Wholesale — 0.3%
452,000	Li & Fung, Ltd.		812,045
Diversified Banking Institutions — 0.9%
29,991	Deutsche Bank A.G.		1,306,486
33,723	JPMorgan Chase & Co.		1,482,800
			2,789,286
Diversified Operations — 1.6%
42,233	Danaher Corp.		2,360,825
38,597	Dover Corp.		2,536,209
			4,897,034
E-Commerce/Products — 1.8%
7,724	Amazon.com, Inc.*		1,939,805
48,432	eBay, Inc.*		2,471,001
158,000	Rakuten, Inc.		1,232,408
			5,643,214
E-Commerce/Services — 0.6%
2,901	priceline.com, Inc.*		1,802,101
Electric – Transmission — 0.4%
39,477	Brookfield Infrastructure Partners L.P.		1,391,564
Electronic Components - Miscellaneous — 0.6%
54,581	TE Connectivity, Ltd. (U.S. Shares)		2,026,047
Electronic Components – Semiconductors — 1.7%
211,491	ARM Holdings PLC		2,703,892
57,294	International Rectifier Corp.*		1,015,823
247,399	ON Semiconductor Corp.*		1,744,163
			5,463,878
Electronic Connectors — 0.6%
26,880	Amphenol Corp. - Class A		1,739,136
Electronic Measuring Instruments — 1.0%
11,800	Keyence Corp.		3,257,258
Enterprise Software/Services — 1.2%
44,044	Informatica Corp.*		1,335,414
73,449	Oracle Corp.		2,447,321
			3,782,735
Entertainment Software — 0.3%
90,100	Nexon Co., Ltd.		909,550
Finance - Credit Card — 0.4%
24,306	American Express Co.		1,397,109
Food - Confectionary — 0.5%
22,041	Hershey Co.		1,591,801
Food - Miscellaneous/Diversified — 2.3%
50,327	McCormick & Co., Inc.		3,197,274
107,584	Unilever N.V.		4,059,089
			7,256,363
Food - Retail — 0.8%
16,040	Whole Foods Market, Inc.		1,464,933
55,435	X5 Retail Group N.V. (GDR)		994,700
			2,459,633
Hotels and Motels — 0.8%
1,198,000	Shangri-La Asia, Ltd.		2,414,048
Industrial Automation and Robotics — 2.2%
37,700	FANUC Corp.		7,012,050
Instruments - Controls — 1.1%
103,766	Sensata Technologies Holding N.V.*		3,370,320
Insurance Brokers — 0.5%
30,085	Aon PLC		1,672,726
Internet Gambling — 0.8%
1,463,655	Bwin.Party Digital Entertainment PLC		2,649,375
Investment Management and Advisory Services — 0.4%
18,399	T. Rowe Price Group, Inc.		1,198,327
Life and Health Insurance — 2.2%
993,900	AIA Group, Ltd.		3,961,256
217,564	Prudential PLC		3,035,253
			6,996,509
Machinery - General Industrial — 1.7%
233,100	Nabtesco Corp.		5,159,311
Machinery - Pumps — 1.0%
104,121	Weir Group PLC		3,231,352
Medical - Biomedical and Genetic — 2.6%
26,638	Celgene Corp.*		2,096,943
30,867	Gilead Sciences, Inc.*		2,267,181
92,245	Incyte Corp., Ltd.*		1,532,190
50,723	Vertex Pharmaceuticals, Inc.*		2,127,323
			8,023,637
Medical - Drugs — 4.1%
20,088	Allergan, Inc.		1,842,672
36,055	Jazz Pharmaceuticals PLC*		1,918,126
50,153	Medivation, Inc.*		2,565,828
22,050	Sanofi		2,090,879
79,969	Shire PLC		2,455,700
34,030	Valeant Pharmaceuticals International, Inc. (U.S. Shares)		2,033,973
			12,907,178
Medical - HMO — 0.9%
62,980	Aetna, Inc.		2,915,974
Medical - Wholesale Drug Distributors — 0.7%
53,946	AmerisourceBergen Corp.		2,329,388
Medical Information Systems — 0.7%
28,632	athenahealth, Inc.*		2,103,020
Metal - Iron — 1.5%
921,196	Fortescue Metals Group, Ltd.		4,569,243
Metal Processors and Fabricators — 0.8%
13,398	Precision Castparts Corp.		2,537,849
Multimedia — 1.5%
111,051	News Corp. - Class A		2,836,242
35,224	Walt Disney Co.		1,753,803
			4,590,045
Networking Products — 0.7%
104,541	Cisco Systems, Inc.		2,054,231
Oil - Field Services — 0.3%
12,383	Schlumberger, Ltd. (U.S. Shares)		858,018
Oil and Gas Drilling — 0.3%
16,314	Helmerich & Payne, Inc.		913,747
Oil Companies - Exploration and Production — 3.6%
13,177	EOG Resources, Inc.		1,591,650
151,737	Genel Energy PLC*		1,937,724
23,002	Noble Energy, Inc.		2,340,223
14,983	Occidental Petroleum Corp.		1,147,848
217,877	Ophir Energy PLC*		1,814,820
114,611	Tullow Oil PLC		2,333,612
			11,165,877
Oil Companies - Integrated — 1.2%
71,590	Petroleo Brasileiro S.A. (ADR)		1,393,857
32,944	Royal Dutch Shell PLC (ADR)		2,271,489
			3,665,346
Oil Field Machinery and Equipment — 0.3%
12,739	National Oilwell Varco, Inc.		870,711
Oil Refining and Marketing — 0.8%
34,023	PBF Energy, Inc.		988,368
47,959	Valero Energy Corp.		1,636,361
			2,624,729
Pharmacy Services — 1.8%
59,121	Express Scripts Holding Co.*		3,192,534
67,117	Omnicare, Inc.		2,422,924
			5,615,458
Real Estate Management/Services — 1.1%
19,585	Jones Lang LaSalle, Inc.		1,643,965
71,000	Mitsubishi Estate Co., Ltd.		1,697,642
			3,341,607
Real Estate Operating/Development — 1.1%
28,811	Brookfield Asset Management, Inc. - Class A (U.S. Shares)		1,055,923
558,995	Hang Lung Properties, Ltd.		2,241,366
			3,297,289
REIT - Regional Malls — 0.3%
6,899	Simon Property Group, Inc.		1,090,663
Retail - Apparel and Shoe — 1.0%
66,956	American Eagle Outfitters, Inc.		1,373,268
36,636	Limited Brands, Inc.		1,724,090
			3,097,358
Retail - Discount — 0.6%
28,091	Family Dollar Stores, Inc.		1,781,250
Retail - Jewelry — 0.5%
18,921	Cie Financiere Richemont S.A.		1,513,403
Retail - Major Department Stores — 0.5%
26,941	Nordstrom, Inc.		1,441,343
Semiconductor Components/Integrated Circuits — 1.9%
361,175	Atmel Corp.*		2,365,696
1,065,000	Taiwan Semiconductor Manufacturing Co., Ltd.		3,564,585
			5,930,281
Soap and Cleaning Preparations — 1.3%
64,363	Reckitt Benckiser Group PLC		4,031,303
Software Tools — 0.3%
9,125	VMware, Inc. - Class A*		859,028
Steel - Producers — 1.3%
167,088	ThyssenKrupp A.G.		3,925,499
Telecommunication Services — 1.7%
94,900	Amdocs, Ltd. (U.S. Shares)		3,225,651
53,888	Virgin Media, Inc.		1,980,384
			5,206,035
Television — 0.6%
48,744	CBS Corp. - Class B		1,854,709
Therapeutics — 0.6%
36,218	BioMarin Pharmaceutical, Inc.*		1,783,736
Tobacco — 3.8%
48,279	Imperial Tobacco Group PLC		1,863,993
193,100	Japan Tobacco, Inc.		5,444,756
54,685	Philip Morris International, Inc.		4,573,853
			11,882,602
Toys — 1.2%
84,255	Mattel, Inc.		3,085,418
6,400	Nintendo Co., Ltd.		683,000
			3,768,418
Transactional Software — 0.4%
23,077	Solera Holdings, Inc.		1,233,927
Transportation - Marine — 1.1%
469	A.P. Moeller - Maersk A/S - Class B		3,590,441
Transportation - Railroad — 2.6%
78,871	Canadian Pacific Railway, Ltd.		8,002,900
Transportation - Services — 2.7%
52,165	Koninklijke Vopak N.V.		3,677,721
39,411	Kuehne + Nagel International A.G.		4,797,661
			8,475,382
Vitamins and Nutrition Products — 0.5%
25,211	Mead Johnson Nutrition Co.		1,661,153
Web Portals/Internet Service Providers — 0.8%
3,512	Google, Inc. - Class A*		2,491,307
Wireless Equipment — 2.0%
24,517	Crown Castle International Corp.*		1,769,147
40,951	Motorola Solutions, Inc.		2,280,151
206,865	Telefonaktiebolaget L.M. Ericsson - Class B		2,081,647
			6,130,945
Total Common Stock (cost $260,035,342)			309,694,142
Money Market — 0.6%
1,888,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,888,000)		1,888,000
Total Investments (total cost $261,923,342) – 100%			$311,582,142
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$4,569,243	1.5%
Bermuda	4,617,657	1.5%
Brazil	3,190,490	1.0%
Canada	11,092,796	3.6%
China	1,254,332	0.4%
Curacao	858,018	0.3%
Denmark	3,590,441	1.2%
France	7,212,966	2.3%
Germany	7,210,021	2.3%
Gibraltar	2,649,375	0.8%
Guernsey	3,225,651	1.0%
Hong Kong	6,202,622	2.0%
Ireland	1,918,126	0.6%
Italy	1,450,326	0.5%
Japan	29,012,409	9.3%
Jersey	4,393,424	1.4%
Luxembourg	1,279,690	0.4%
Mexico	1,464,554	0.5%
Netherlands	14,290,832	4.6%
Russia	1,326,981	0.4%
Sweden	2,081,647	0.7%
Switzerland	8,337,111	2.7%
Taiwan	3,564,585	1.1%
United Kingdom	28,415,124	9.1%
United States††	158,373,721	50.8%
Total	$311,582,142	100.0%
††	Includes Cash Equivalents of 0.6%.

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

GDR Global Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$ 1,400,795	$1,450,326	$ -
Automotive - Cars and Light Trucks	-	3,616,434	-
Beverages - Wine and Spirits	-	5,122,087	-
Brewery	-	5,456,684	-
Cable/Satellite Television	5,088,603	1,978,036	-
Cellular Telecommunications	-	1,464,554	-
Commercial Banks	-	4,377,946	-
Consumer Products – Miscellaneous	-	1,279,690	-
Distribution/Wholesale	-	812,045	-
Diversified Banking Institutions	1,482,800	1,306,486	-
E-Commerce/Products	4,410,806	1,232,408	-
Electronic Components – Semiconductors	2,759,986	2,703,892	-
Electronic Measuring Instruments	-	3,257,258	-
Entertainment Software	-	909,550	-
Food - Miscellaneous/Diversified	3,197,274	4,059,089	-
Food – Retail	1,464,933	994,700	-
Hotels and Motels	-	2,414,048	-
Industrial Automation and Robotics	-	7,012,050	-
Internet Gambling	-	2,649,375	-
Life and Health Insurance	-	6,996,509	-
Machinery - General Industrial	-	5,159,311	-
Machinery – Pumps	-	3,231,352	-
Medical – Drugs	8,360,599	4,546,579	-
Metal – Iron	-	4,569,243	-
Oil Companies - Exploration and Production	5,079,721	6,086,156	-
Oil Companies – Integrated	-	3,665,346	-
Real Estate Management/Services	1,643,965	1,697,642	-
Real Estate Operating/Development	1,055,923	2,241,366	-
Retail – Jewelry	-	1,513,403	-
Semiconductor Components/Integrated Circuits	2,365,696	3,564,585	-
Soap and Cleaning Preparations	-	4,031,303	-
Steel – Producers	-	3,925,499	-
Tobacco	4,573,853	7,308,749	-
Toys	3,085,418	683,000	-
Transportation – Marine	-	3,590,441	-
Transportation – Services	-	8,475,382	-
Wireless Equipment	4,049,298	2,081,647	-
All Other	134,210,301	-	-
Money Market	-	1,888,000	-
Total Investments in Securities	$ 184,229,971	$ 127,352,171	$ -
(a)	Includes fair value factors.

Janus Global Select Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 97.5%
Airlines — 1.6%
2,919,073	Delta Air Lines, Inc.*	$34,649,397
Apparel Manufacturers — 0.9%
2,052,200	Prada SpA	19,840,276
Beverages - Wine and Spirits — 1.9%
337,243	Pernod-Ricard S.A.	39,650,821
Brewery — 1.6%
715,153	SABMiller PLC	33,655,577
Building - Residential and Commercial — 1.6%
31,302,921	Taylor Wimpey PLC	34,107,417
Cable/Satellite Television — 1.1%
604,814	Comcast Corp. - Class A	22,607,947
Cellular Telecommunications — 1.2%
9,773,765	Vodafone Group PLC	24,575,838
Coal — 0.8%
26,663,000	Harum Energy Tbk PT	16,693,879
Commercial Banks — 1.0%
2,206,746	Turkiye Halk Bankasi A/S	21,734,146
Commercial Services — 1.1%
1,324,000	Anhanguera Educacional Participacoes S.A.	22,624,691
Computer Aided Design — 0.9%
275,720	ANSYS, Inc.*	18,566,985
Computers — 1.4%
57,492	Apple, Inc.	30,644,961
Dental Supplies and Equipment — 1.3%
808,111	Patterson Cos., Inc.	27,661,640
Diversified Banking Institutions — 11.0%
986,028	Citigroup, Inc.	39,007,268
2,112,737	Credit Suisse Group A.G.	53,025,893
1,298,146	JPMorgan Chase & Co.	57,079,480
1,929,217	Morgan Stanley	36,886,629
1,229,556	Societe Generale S.A.	46,243,554
		232,242,824
E-Commerce/Products — 0.7%
1,774,900	Rakuten, Inc.	13,844,313
Electric – Transmission — 1.1%
662,227	Brookfield Infrastructure Partners L.P.	23,343,502
Electronic Components – Semiconductors — 1.4%
4,137,200	ON Semiconductor Corp.*	29,167,260
Electronic Security Devices — 2.0%
1,448,144	Tyco International, Ltd. (U.S. Shares)	42,358,212
Enterprise Software/Services — 3.0%
921,338	Informatica Corp.*	27,934,968
1,058,491	Oracle Corp.	35,268,920
		63,203,888
Food - Miscellaneous/Diversified — 1.3%
728,855	Unilever N.V.	27,499,320
Independent Power Producer — 2.1%
1,890,244	NRG Energy, Inc.	43,456,710
Industrial Automation and Robotics — 2.1%
241,300	FANUC Corp.	44,880,843
Industrial Gases — 1.7%
325,814	Praxair, Inc.	35,660,342
Internet Gambling — 3.1%
36,165,890	Bwin.Party Digital Entertainment PLC£	65,464,202
Investment Management and Advisory Services — 1.0%
1,355,100	Grupo BTG Pactual	20,606,235
Life and Health Insurance — 4.3%
18,328,400	AIA Group, Ltd.	73,049,086
1,851,812	CNO Financial Group, Inc.	17,277,406
		90,326,492
Machinery - Construction and Mining — 1.1%
377,504	Joy Global, Inc.	24,077,205
Medical - Biomedical and Genetic — 1.1%
323,120	Gilead Sciences, Inc.*	23,733,164
Medical - Drugs — 5.3%
503,824	Jazz Pharmaceuticals PLC*	26,803,437
553,168	Medivation, Inc.*	28,300,075
244,986	Sanofi	23,230,663
1,113,178	Shire PLC	34,183,639
		112,517,814
Medical - HMO — 1.3%
588,537	Aetna, Inc.	27,249,263
Medical - Wholesale Drug Distributors — 1.3%
652,736	AmerisourceBergen Corp.	28,185,140
Metal - Iron — 1.4%
5,798,643	Fortescue Metals Group, Ltd.	28,761,970
Multimedia — 1.1%
895,558	News Corp. - Class A	22,872,551
Networking Products — 1.6%
1,755,371	Cisco Systems, Inc.	34,493,040
Oil Companies - Exploration and Production — 5.0%
1,051,811	Cobalt International Energy, Inc.*	25,832,478
361,918	EOG Resources, Inc.	43,716,075
466,322	Occidental Petroleum Corp.	35,724,929
		105,273,482
Oil Companies - Integrated — 2.1%
2,311,023	Petroleo Brasileiro S.A. (ADR)	44,995,618
Oil Refining and Marketing — 2.1%
1,321,531	Valero Energy Corp.	45,090,638
Pharmacy Services — 1.6%
633,803	Express Scripts Holding Co.*	34,225,362
Property and Casualty Insurance — 1.6%
1,238,300	Tokio Marine Holdings, Inc.	34,532,252
Real Estate Operating/Development — 1.4%
7,246,000	Hang Lung Properties, Ltd.	29,053,815
Retail - Major Department Stores — 1.2%
493,243	Nordstrom, Inc.	26,388,501
Semiconductor Components/Integrated Circuits — 1.6%
5,275,056	Atmel Corp.*	34,551,617
Steel - Producers — 1.7%
1,496,847	ThyssenKrupp A.G.	35,166,325
Telecommunication Services — 3.3%
83,620,000	Tower Bersama Infrastructure Tbk PT	49,543,011
574,861	Virgin Media, Inc.	21,126,142
		70,669,153
Tobacco — 1.4%
1,061,100	Japan Tobacco, Inc.	29,919,373
Toys — 0.7%
141,600	Nintendo Co., Ltd.	15,111,369
Transportation - Marine — 0.9%
2,473	A.P. Moeller - Maersk A/S - Class B	18,932,113
Transportation - Railroad — 2.4%
314,907	Canadian Pacific Railway, Ltd.	31,953,054
233,255	Kansas City Southern	19,472,127
		51,425,181
Vitamins and Nutrition Products — 2.4%
774,508	Mead Johnson Nutrition Co.**	51,032,332
Wireless Equipment — 2.7%
5,599,116	Telefonaktiebolaget L.M. Ericsson - Class B**	56,342,943
Total Common Stock (cost $1,899,495,179)		2,063,667,939
Preferred Stock — 2.5%
Automotive - Cars and Light Trucks — 2.5%
228,165	Volkswagen A.G., 2.0600% (cost $42,133,596)	51,902,978
Purchased Option - Call — 0%
15,240	Ivanhoe Mines, Ltd. expires January 2013 exercise price $23.00 (premiums paid $4,495,800)	3
Total Investments (total cost $1,946,124,575) – 100%		$2,115,570,920

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$28,761,970	1.4%
Bermuda	23,343,502	1.1%
Brazil	88,226,544	4.2%
Canada	31,953,054	1.5%
Denmark	18,932,113	0.9%
France	109,125,038	5.2%
Germany	87,069,303	4.1%
Gibraltar	65,464,202	3.1%
Hong Kong	102,102,901	4.8%
Indonesia	66,236,890	3.1%
Ireland	26,803,437	1.3%
Italy	19,840,276	0.9%
Japan	138,288,150	6.5%
Jersey	34,183,639	1.6%
Netherlands	27,499,320	1.3%
Sweden	56,342,943	2.7%
Switzerland	95,384,105	4.5%
Turkey	21,734,146	1.0%
United Kingdom	92,338,832	4.4%
United States	981,940,555	46.4%
Total	$2,115,570,920	100.0%

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

PLC Public Limited Company

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2012.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	(Loss)	Income	at 12/31/12
Janus Global Select Fund Bwin.Party Digital Entertainment PLC(1)	-	$ -	4,862,596	$ 20,185,727	$ (10,948,209)	$ -	N/A

(1)Company was no longer an affiliate as of December 31, 2012.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)

Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Apparel Manufacturers	$ -	$19,840,276	$ -
Beverages - Wine and Spirits	-	39,650,821	-
Brewery	-	33,655,577	-
Building - Residential and Commercial	-	34,107,417	-
Cellular Telecommunications	-	24,575,838	-
Coal	-	16,693,879	-
Commercial Banks	-	21,734,146	-
Commercial Services	-	22,624,691	-
Diversified Banking Institutions	132,973,377	99,269,447	-
E-Commerce/Products	-	13,844,313	-
Food - Miscellaneous/Diversified	-	27,499,320	-
Industrial Automation and Robotics	-	44,880,843	-
Internet Gambling	-	65,464,202	-
Investment Management and Advisory Services	-	20,606,235	-
Life and Health Insurance	17,277,406	73,049,086	-
Medical - Drugs	55,103,512	57,414,302	-
Metal - Iron	-	28,761,970	-
Oil Companies - Integrated	-	44,995,618	-
Property and Casualty Insurance	-	34,532,252	-
Real Estate Operating/Development	-	29,053,815	-
Steel - Producers	-	35,166,325	-
Telecommunication Services	21,126,142	49,543,011	-
Tobacco	-	29,919,373	-
Toys	-	15,111,369	-
Transportation - Marine	-	18,932,113	-
Wireless Equipment	-	56,342,943
All Other	879,918,320	-	-

Preferred stock	-	51,902,978	-

Total Investments in Securities	$1,106,398,757	$1,009,172,160	$ -
Investment in Purchased Options	$ -	$ 3	$ -
(a) Includes fair value factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Global Select Fund	$ 101,468,400

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts				Value
Common Stock — 93.5%
Applications Software — 7.3%
202,724	Intuit, Inc.			$12,062,078
1,100,341	Microsoft Corp.			29,412,115
165,102	Parametric Technology Corp.*			3,716,446
265,695	RealPage, Inc.*			5,731,041
49,364	Red Hat, Inc.*			2,614,318
40,101	Salesforce.com, Inc.*			6,740,978
				60,276,976
Cable/Satellite Television — 0.9%
71,695	Time Warner Cable, Inc.			6,968,037
Commercial Services — 0.6%
523,304	Live Nation Entertainment, Inc.*			4,871,960
Commercial Services - Finance — 2.2%
36,624	MasterCard, Inc. - Class A			17,992,639
Computer Aided Design — 1.8%
217,102	ANSYS, Inc.*			14,619,649
Computer Services — 0.9%
102,701	Cognizant Technology Solutions Corp. - Class A*			7,605,009
Computer Software — 2.0%
260,581	Blackbaud, Inc.			5,949,064
205,527	Cornerstone OnDemand, Inc.*			6,069,212
181,670	SS&C Technologies Holdings, Inc.*			4,200,211
				16,218,487
Computers — 6.1%
94,664	Apple, Inc.**			50,458,752
Computers - Integrated Systems — 1.4%
232,597	Jack Henry & Associates, Inc.			9,131,758
42,460	Teradata Corp.*			2,627,850
				11,759,608
Computers - Memory Devices — 0.7%
221,090	EMC Corp.*			5,593,577
Consulting Services — 1.4%
118,232	Gartner, Inc.*			5,441,037
120,229	Verisk Analytics, Inc. - Class A*			6,131,679
				11,572,716
Decision Support Software — 0.6%
149,257	MSCI, Inc.*			4,625,474
E-Commerce/Products — 6.1%
72,881	Amazon.com, Inc.*			18,303,334
463,272	eBay, Inc.*,**			23,636,137
62,498	MercadoLibre, Inc.			4,910,468
414,100	Rakuten, Inc.**			3,230,002
				50,079,941
E-Commerce/Services — 3.4%
347,559	Ctrip.com International, Ltd. (ADR)*			7,920,870
114,115	OpenTable, Inc.*			5,568,812
13,796	priceline.com, Inc.*			8,570,075
209,072	Zillow, Inc. - Class A*			5,801,748
				27,861,505
Electronic Components - Miscellaneous — 2.8%
611,347	TE Connectivity, Ltd. (U.S. Shares)			22,693,201
Electronic Components – Semiconductors — 6.7%
78,902	Altera Corp.			2,717,385
587,830	ARM Holdings PLC**			7,515,352
294,829	International Rectifier Corp.*			5,227,318
166,860	Microchip Technology, Inc.			5,437,967
1,811,939	ON Semiconductor Corp.*			12,774,170
6,380	Samsung Electronics Co., Ltd.			9,132,283
331,506	Xilinx, Inc.			11,901,065
				54,705,540
Electronic Connectors — 3.1%
390,193	Amphenol Corp. - Class A			25,245,487
Electronic Design Automation — 1.2%
721,029	Cadence Design Systems, Inc.*			9,741,102
Electronic Measuring Instruments — 0.9%
92,596	Agilent Technologies, Inc.			3,790,880
5,900	Keyence Corp.**			1,628,629
63,907	National Instruments Corp.			1,649,440
				7,068,949
Electronic Parts Distributors — 0.8%
3,423,000	WPG Holdings, Ltd.			4,503,164
1,861,646	WT Microelectronics Co., Ltd.			2,320,503
				6,823,667
Electronics - Military — 1.0%
302,299	Ultra Electronics Holdings PLC**			8,090,411
Enterprise Software/Services — 9.7%
158,156	Aveva Group PLC**			5,623,173
453,989	Informatica Corp.*			13,764,946
54,591	Microstrategy, Inc. - Class A*			5,097,708
1,151,065	Oracle Corp.**			38,353,486
271,348	PROS Holdings, Inc.*			4,962,955
39,163	Workday, Inc. - Class A			2,134,383
186,260	Workday, Inc. - Private Placement∞,§			9,644,543
				79,581,194
Entertainment Software — 0.5%
429,500	Nexon Co., Ltd.**			4,335,757
Finance - Credit Card — 1.3%
179,542	American Express Co.			10,320,074
Industrial Automation and Robotics — 2.2%
97,700	FANUC Corp.**			18,171,812
Instruments - Controls — 1.0%
249,598	Sensata Technologies Holding N.V.*			8,106,943
Internet Applications Software — 0.8%
196,800	Tencent Holdings, Ltd.			6,405,044
Internet Content - Entertainment — 0.8%
363,454	Youku Tudou, Inc. (ADR)*			6,629,401
Internet Content - Information/News — 1.2%
53,709	LinkedIn Corp. - Class A*			6,166,867
194,844	Yelp, Inc.*			3,672,810
				9,839,677
Internet Gambling — 1.0%
4,388,506	Bwin.Party Digital Entertainment PLC**			7,943,674
Medical Information Systems — 1.3%
140,951	athenahealth, Inc.*			10,352,851
Multimedia — 2.0%
407,310	News Corp. - Class A			10,402,697
116,706	Walt Disney Co.			5,810,792
				16,213,489
Networking Products — 1.8%
754,758	Cisco Systems, Inc.			14,830,995
Printing - Commercial — 0.7%
178,052	VistaPrint N.V. (U.S. Shares)*			5,850,789
REIT - Diversified — 0.5%
56,089	American Tower Corp.			4,333,997
Semiconductor Components/Integrated Circuits — 4.7%
2,596,439	Atmel Corp.*			17,006,676
408,454	Cypress Semiconductor Corp.			4,427,641
5,244,000	Taiwan Semiconductor Manufacturing Co., Ltd.			17,551,814
				38,986,131
Software Tools — 1.6%
140,324	VMware, Inc. - Class A*			13,210,101
Telecommunication Services — 3.0%
565,208	Amdocs, Ltd. (U.S. Shares)**			19,211,420
9,600,500	Tower Bersama Infrastructure Tbk PT			5,688,085
				24,899,505
Television — 0.8%
181,270	CBS Corp. - Class B			6,897,323
Toys — 0.9%
72,360	Nintendo Co., Ltd.**			7,722,166
Transactional Software — 1.1%
167,523	Solera Holdings, Inc.			8,957,455
Web Portals/Internet Service Providers — 2.0%
23,369	Google, Inc. - Class A*			16,577,267
Wireless Equipment — 2.7%
125,523	Crown Castle International Corp.*			9,057,740
1,340,356	Telefonaktiebolaget L.M. Ericsson - Class B			13,487,772
				22,545,512
Total Common Stock (cost $627,308,565)				767,583,844
Purchased Options - Calls — 0.1%
163	Apple, Inc. expires February 2013 exercise price $540.00			416,488
264	Apple, Inc. expires January 2013 exercise price $645.00			8,930
460	Apple, Inc. expires February 2013 exercise price $585.00			491,089

Total Purchased Options – Calls (cost $1,705,601)				916,507
Money Market — 7.0%
57,735,837	Janus Cash Liquidity Fund LLC, 0% (cost $57,735,837)			57,735,837
Total Investments (total cost $686,750,003) – 100.6%				826,236,188
Securities Sold Short — (0.6)%
Common Stock Sold Short — (0.6)%
Electronic Components – Semiconductors — (0.4)%
249,234	Imagination Technologies Group PLC*			(1,599,796)
128,639	NVIDIA Corp.			(1,580,973)
				(3,180,769)
Web Hosting/Design — (0.2)%
23,942	Rackspace Hosting, Inc.*			(1,778,172)
Total Securities Sold Short (proceeds $4,926,574)				(4,958,941)
Total Investments and Securities Sold Short (total cost $681,823,429) – 100%				$821,277,247
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Cayman Islands	$20,955,315	2.5%
Gibraltar	7,943,674	1.0%
Guernsey	19,211,420	2.3%
Indonesia	5,688,085	0.7%
Japan	35,088,366	4.2%
Netherlands	13,957,732	1.7%
South Korea	9,132,283	1.1%
Sweden	13,487,772	1.6%
Switzerland	22,693,201	2.7%
Taiwan	24,375,481	3.0%
United Kingdom	21,228,936	2.6%
United States††	632,473,923	76.6%
Total	$826,236,188	100.0%
††		Includes Cash Equivalents of 7.0%.
Summary of Investments by Country – (Short Positions) December 31, 2012 (unaudited)
Country	Value	% of Securities Sold Short
United Kingdom	$(1,599,796)	32.3%
United States	(3,359,145)	67.7%
Total	$(4,958,941)	100.0%

Forward Currency Contracts, Open December 31, 2012 (unaudited)
Counterparty/ Currency and Settlement Date	Currency Units Sold		Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 1/10/13		945,000	$1,534,832	$(30,061)
Japanese Yen 1/10/13		533,000,000	6,153,529	563,293
			7,688,361	533,232
HSBC Securities (USA), LLC: British Pound 2/14/13		1,280,000	2,078,681	(6,969)
Japanese Yen 2/14/13		599,000,000	6,918,038	233,347
			8,996,719	226,378
JPMorgan Chase & Co.: British Pound 1/24/13		1,710,000	2,777,203	(25,300)
Japanese Yen 1/24/13		493,000,000	5,692,657	301,992
			8,469,860	276,692
RBC Capital Markets Corp.: Japanese Yen 1/17/13		548,000,000	6,327,223	345,451
Total			$31,482,163	$1,381,753

Schedule of Written Options – Put				Value
Apple, Inc. expires February 2013 460 contracts exercise price $480.00				$(505,042)
Apple, Inc. expires January 2013 290 contracts exercise price $500.00				(184,041)
Apple, Inc. expires February 2013 163 contracts exercise price $465.00				(127,989)
Total Schedule of Written Options - Puts (premiums received $1,389,631)				$(817,072)

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of December 31, 2012)		Value as a %
	Value	of Total Investment
Janus Global Technology Fund
Workday, Inc. - Private Placement	$ 9,644,543	1.2%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2012)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Global Technology Fund
Workday, Inc. - Private Placement	10/13/11	$2,469,808	$9,644,543	1.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2012. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)

Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
E-Commerce/Products	$46,849,939	$3,230,002	$-
E-Commerce/Services	19,940,635	7,920,870	-
Electronic Components - Semiconductors	38,057,905	16,647,635	-
Electronic Measuring Instruments	5,440,320	1,628,629	-
Electronic Parts Distributors	-	6,823,667	-
Electronics - Military	-	8,090,411	-
Enterprise Software/Services	64,313,478	15,267,716	-
Enterprise Software	-	4,335,757	-
Industrial Automation and Robotics	-	18,171,812	-
Internet Applications Software	-	6,405,044	-
Internet Content - Entertainment	-	6,629,401	-
Internet Gambling	-	7,943,674	-
Semiconductor Components/Integrated Circuits	21,434,317	17,551,814	-
Telecommunication Services	19,211,420	5,688,085	-
Toys	-	7,722,166	-
Wireless Equipment	9,057,740	13,487,772	-
All Other	395,733,635	-	-
Money Market	-	57,735,837	-
Total Investments in Securities	$620,039,389	$205,280,292	$-
Investments In Purchased Options:	$-	$916,507	$-
Investments in Securities Sold Short: Common Stock
Electronic Components – Semiconductors	$(1,580,973)	$(1,599,796)	$-
All Other	(1,778,172)	-
Total Investments in Securities Sold Short	$(3,359,145)	$(1,599,796)	$-

Other Financial Instruments(b):	$-	$564,681	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Global Technology Fund	$ 95,414,719

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount	Value
Common Stock — 91.9%
Aerospace and Defense — 2.4%
1,112,645	Boeing Co.	$ 83,848,927
Agricultural Chemicals — 0.7%
291,520	Syngenta A.G. (ADR)	23,554,816
Apparel Manufacturers — 0.7%
444,443	Coach, Inc.	24,671,031
Applications Software — 2.4%
500,000	Intuit, Inc.	29,750,000
2,000,000	Microsoft Corp.	53,460,000
83,210,000
Athletic Footwear — 2.6%
1,744,406	NIKE, Inc. - Class B	90,011,350
Automotive - Cars and Light Trucks — 0.4%
255,015	Daimler A.G. (U.S. Shares)	14,018,175
Beverages - Wine and Spirits — 0.6%
750,000	Diageo PLC**	21,830,953
Cable/Satellite Television — 2.6%
926,930	Time Warner Cable, Inc.	90,088,327
Casino Hotels — 1.1%
804,335	Las Vegas Sands Corp.	37,128,104
Chemicals - Diversified — 5.6%
1,726,275	E.I. du Pont de Nemours & Co.	77,630,587
2,018,395	LyondellBasell Industries N.V. - Class A	115,230,170
192,860,757
Commercial Banks — 2.4%
1,280,670	CIT Group, Inc.*	49,485,089
1,394,239	Standard Chartered PLC**	35,336,532
84,821,621
Commercial Services - Finance — 0.5%
1,202,021	Western Union Co.	16,359,506
Computers — 4.0%
256,746	Apple, Inc.	136,853,320
Consumer Products - Miscellaneous — 1.1%
450,000	Kimberly-Clark Corp.	37,993,500
Cosmetics and Toiletries — 2.3%
511,950	Colgate-Palmolive Co.	53,519,253
429,685	Estee Lauder Cos., Inc. - Class A	25,720,944
79,240,197
Diversified Operations — 0.7%
350,000	Dover Corp.	22,998,500
E-Commerce/Products — 0.6%
392,660	eBay, Inc.*	20,033,513
Electric - Integrated — 1.2%
900,000	Edison International	40,671,000
Electric – Transmission — 0.5%
500,000	Brookfield Infrastructure Partners L.P.	17,625,000
Electronic Components - Miscellaneous — 3.2%
1,000,000	Garmin, Ltd.	40,820,000
1,874,726	TE Connectivity, Ltd. (U.S. Shares)	69,589,829
110,409,829
Electronic Components – Semiconductors — 2.1%
1,030,930	Microchip Technology, Inc.	33,598,009
1,048,640	Xilinx, Inc.	37,646,176
71,244,185
Enterprise Software/Services — 0.6%
1,000,000	CA, Inc.	21,980,000
Finance - Investment Bankers/Brokers — 0.4%
250,000	Greenhill & Co., Inc.	12,997,500
Finance - Other Services — 1.8%
2,003,584	NYSE Euronext	63,193,039
Food - Confectionary — 1.1%
513,060	Hershey Co.	37,053,193
Food - Retail — 0.7%
1,000,000	Kroger Co.	26,020,000
Gas - Distribution — 0.8%
500,000	National Grid PLC (ADR)**	28,720,000
Instruments - Controls — 1.5%
800,000	Honeywell International, Inc.	50,776,000
Internet Gambling — 0.4%
7,014,752	Bwin.Party Digital Entertainment PLC**	12,697,466
Investment Management and Advisory Services — 1.4%
3,172,685	Blackstone Group L.P.	49,462,159
Life and Health Insurance — 1.0%
2,509,555	Prudential PLC**	35,011,009
Medical - Drugs — 4.4%
826,065	Abbott Laboratories	54,107,257
300,000	AbbVie, Inc.	10,248,000
1,315,442	Bristol-Myers Squibb Co.	42,870,255
350,000	Johnson & Johnson	24,535,000
233,675	Shire PLC (ADR)**	21,540,162
153,300,674
Medical - HMO — 2.3%
1,700,000	Aetna, Inc.	78,710,000
Medical - Wholesale Drug Distributors — 1.6%
1,250,000	AmerisourceBergen Corp.	53,975,000
Metal - Copper — 0.8%
790,722	Freeport-McMoRan Copper & Gold, Inc.	27,042,692
Multimedia — 1.8%
1,200,620	Viacom, Inc. - Class B	63,320,699
Oil Companies - Integrated — 4.8%
1,018,310	Chevron Corp.	110,120,043
1,037,222	Hess Corp.	54,931,277
165,051,320
Oil Refining and Marketing — 0.5%
500,000	Valero Energy Corp.	17,060,000
Pharmacy Services — 0.6%
400,661	Express Scripts Holding Co.*	21,635,694
Pipelines — 2.5%
1,695,525	Enterprise Products Partners L.P.	84,911,892
REIT - Health Care — 1.3%
689,535	Ventas, Inc.	44,626,705
REIT - Mortgage — 0.4%
1,000,000	Annaly Capital Management, Inc.	14,040,000
Retail - Building Products — 1.2%
657,755	Home Depot, Inc.	40,682,147
Retail - Major Department Stores — 1.3%
869,664	Nordstrom, Inc.**	46,527,024
Retail - Restaurants — 0.5%
181,170	McDonald's Corp.	15,981,006
Savings/Loan/Thrifts — 0.3%
1,000,000	People's United Financial, Inc.	12,090,000
Super-Regional Banks — 2.7%
2,948,010	U.S. Bancorp	94,159,439
Telephone - Integrated — 1.9%
1,310,065	CenturyLink, Inc.	51,249,743
300,000	Verizon Communications, Inc.	12,981,000
64,230,743
Television — 3.9%
3,558,803	CBS Corp. - Class B	135,412,454
Tobacco — 4.2%
1,601,635	Altria Group, Inc.	50,323,372
1,121,928	Philip Morris International, Inc.	93,838,058
144,161,430
Toys — 2.6%
2,463,165	Mattel, Inc.	90,201,102
Transportation - Railroad — 2.9%
250,000	Canadian Pacific Railway, Ltd. (U.S. Shares)	25,405,000
592,065	Union Pacific Corp.	74,434,412
99,839,412
Transportation - Services — 0.9%
446,580	United Parcel Service, Inc. - Class B	32,926,343
Wireless Equipment — 1.1%
700,000	Motorola Solutions, Inc.	38,976,000
Total Common Stock (cost $2,522,166,161)	3,176,244,753
Corporate Bonds — 5.8%
Casino Hotels — 0.8%
$ 12,498,000	MGM Resorts International 4.2500%, 4/15/15	13,224,446
15,000,000	MGM Resorts International 7.6250%, 1/15/17	16,050,000
29,274,446
Diversified Banking Institutions — 0.5%
15,000,000	Bank of America Corp. 8.0000%, 7/30/99‡	16,591,200
E-Commerce/Services — 0.3%
10,000,000	priceline.com, Inc. 1.0000%, 3/15/18 (144A)	10,681,250
Food - Miscellaneous/Diversified — 0.5%
15,000,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	16,010,505
Hotels and Motels — 0.4%
9,990,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	12,145,393
Medical - Biomedical and Genetic — 0.8%
25,000,000	Vertex Pharmaceuticals, Inc. 3.3500%, 10/1/15	28,109,375
Medical - Hospitals — 0.3%
9,990,000	HCA, Inc. 7.2500%, 9/15/20	11,063,925
Multi-Line Insurance — 0.6%
15,000,000	American International Group, Inc. 8.1750%, 5/15/58‡	19,537,500
Power Converters and Power Supply Equipment — 1.0%
24,957,000	JA Solar Holdings Co., Ltd. 4.5000%, 5/15/13	23,833,935
24,090,000	Suntech Power Holdings Co., Ltd. 3.0000%, 3/15/13 (144A)	10,960,950
34,794,885
Real Estate Management/Services — 0.3%
9,985,000	ProLogis L.P. 3.2500%, 3/15/15	11,314,253
REIT - Mortgage — 0.3%
10,000,000	Annaly Capital Management, Inc. 4.0000%, 2/15/15	11,537,500
Total Corporate Bonds (cost $196,845,665)	201,060,232
Preferred Stock — 1.2%
Aerospace and Defense – Equipment — 0.4%
264,550	United Technologies Corp., 7.5000%	14,738,081
Diversified Banking Institutions — 0.4%
500,000	Goldman Sachs Group, Inc., 5.9500%	12,490,000
Finance - Credit Card — 0.4%
500,000	Discover Financial Services, 6.5000%	12,625,000
Total Preferred Stock (cost $39,030,429)	39,853,081
Money Market — 1.1%
37,894,194	Janus Cash Liquidity Fund LLC, 0% (cost $37,894,194)	37,894,194
Total Investments (total cost $2,795,936,449) – 100%	$ 3,455,052,260
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$17,625,000	0.5%
Canada	25,405,000	0.7%
Cayman Islands	34,794,885	1.0%
Germany	14,018,175	0.4%
Gibraltar	12,697,466	0.4%
Jersey	21,540,162	0.6%
Netherlands	115,230,170	3.3%
Switzerland	133,964,645	3.9%
United Kingdom	120,898,494	3.5%
United States††	2,958,878,263	85.7%
Total	$3,455,052,260	100.0%
††	Includes Cash Equivalents 1.1%.

Forward Currency Contracts, Open December 31, 2012 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
Credit Suisse Securities (USA) LLC: British Pound 1/10/13	12,700,000	$20,626,845	$(404,000)
HSBC Securities (USA), Inc.: British Pound 2/14/13	9,590,000	15,573,870	(52,215)
JPMorgan Chase & Co.: British Pound 1/24/13	12,427,000	20,182,630	(183,858)
RBC Capital Markets Corp.: British Pound 1/17/13	14,800,000	24,037,095	(337,263)
Total		$80,420,440	$(977,336)

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

‡ Rate is subject to change. Rate shown reflects current rate.

144A    Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Growth and Income Fund	$ 37,652,705	1.1%

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Agriculture Chemicals	$ -	$ 23,554,816	$ -
Beverages – Wine and Spirits	-	21,830,953	-
Commercial Banks	49,485,089	35,336,532	-
Gas - Distribution	-	28,720,000	-
Internet Gambling	-	12,697,466	-
Life and Health Insurance	-	35,011,009	-
Medical - Drugs	131,760,512	21,540,162	-
All Other	2,816,308,214	-	-

Corporate Bonds	-	201,060,232	-

Preferred Stock	-	39,853,081	-

Money Market	-	37,894,194	-

Total Investments in Securities	$ 2,997,553,815	$ 457,498,445	$ -
Other Financial Instruments(b)	$ -	$ (977,336)	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$ 159,951,121

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.4%
Advertising Agencies — 1.6%
236,991	WPP PLC*		$ 3,444,659
Agricultural Chemicals — 1.4%
72,882	Potash Corp. of Saskatchewan, Inc.		2,966,878
Apparel Manufacturers — 1.1%
255,400	Prada SpA		2,469,158
Automotive - Cars and Light Trucks — 3.4%
717,000	Isuzu Motors, Ltd.		4,271,801
56,926	Renault S.A.		3,140,360
			7,412,161
Brewery — 1.7%
79,384	SABMiller PLC		3,735,864
Cable/Satellite Television — 1.3%
39,075	Kabel Deutschland Holding A.G.		2,921,632
Chemicals - Diversified — 1.7%
62,999	LyondellBasell Industries N.V. - Class A		3,596,613
Commercial Banks — 9.5%
318,302	Banco Bilbao Vizcaya Argentaria S.A.		2,921,790
415,500	Banco do Brasil S.A.		5,301,855
4,055,000	China Construction Bank Corp.		3,304,949
312,495	DBS Group Holdings, Ltd.		3,826,450
31,374	ICICI Bank, Ltd.		660,916
96,595	Standard Chartered PLC		2,448,169
220,299	Turkiye Halk Bankasi A/S		2,169,715
			20,633,844
Consumer Products - Miscellaneous — 1.0%
1,014,900	Samsonite International S.A.		2,123,193
Cosmetics and Toiletries — 0.5%
13,550	Beiersdorf A.G.		1,107,043
Diversified Banking Institutions — 2.7%
26,246	BNP Paribas S.A.		1,479,245
248,587	HSBC Holdings PLC		2,628,848
44,536	Societe Generale S.A.		1,674,997
			5,783,090
E-Commerce/Products — 0.9%
246,500	Rakuten, Inc.		1,922,713
E-Commerce/Services — 0.8%
73,256	Ctrip.com International, Ltd. (ADR)*		1,669,504
Electronic Components – Semiconductors — 3.3%
339,618	ARM Holdings PLC		4,341,984
1,962	Samsung Electronics Co., Ltd.		2,808,392
			7,150,376
Electronic Measuring Instruments — 1.7%
13,600	Keyence Corp.		3,754,128
Food - Miscellaneous/Diversified — 3.9%
62,684	Danone S.A.		4,141,039
115,048	Unilever N.V.		4,340,701
			8,481,740
Industrial Automation and Robotics — 3.4%
40,200	FANUC Corp.		7,477,040
Internet Content - Entertainment — 0.7%
82,056	Youku Tudou, Inc. (ADR)*		1,496,701
Investment Management and Advisory Services — 0.5%
69,800	Grupo BTG Pactual		1,061,409
Life and Health Insurance — 8.3%
1,847,800	AIA Group, Ltd.		7,364,533
311,972	ING Groep N.V.*		2,982,953
540,704	Prudential PLC		7,543,406
			17,890,892
Machinery - General Industrial — 2.8%
144,351	Hexagon A.B. - Class B		3,630,276
106,000	Nabtesco Corp.		2,346,147
			5,976,423
Machinery - Pumps — 2.3%
159,980	Weir Group PLC		4,964,913
Medical - Drugs — 5.3%
73,517	Novartis A.G.		4,655,745
15,175	Novo Nordisk A/S - Class B		2,478,729
142,524	Shire PLC		4,376,649
			11,511,123
Medical Instruments — 1.0%
142,162	Elekta A.B. - Class B		2,242,872
Metal - Diversified — 1.6%
58,056	Rio Tinto PLC		3,382,533
Oil - Field Services — 2.1%
92,947	AMEC PLC		1,520,454
113,777	Petrofac, Ltd.		3,082,056
			4,602,510
Oil Companies - Exploration and Production — 3.6%
93,489	Canadian Natural Resources, Ltd.		2,692,603
96,777	Encana Corp.		1,913,351
433,100	OGX Petroleo e Gas Participacoes S.A.*		949,790
109,334	Tullow Oil PLC		2,226,166
			7,781,910
Oil Refining and Marketing — 1.5%
212,205	Reliance Industries, Ltd.		3,288,047
Real Estate Management/Services — 2.6%
237,000	Mitsubishi Estate Co., Ltd.		5,666,776
Real Estate Operating/Development — 2.5%
1,341,997	Hang Lung Properties, Ltd.		5,380,918
Retail - Jewelry — 1.5%
41,936	Cie Financiere Richemont S.A.		3,354,265
Semiconductor Components/Integrated Circuits — 2.8%
1,794,000	Taiwan Semiconductor Manufacturing Co., Ltd.		6,004,568
Soap and Cleaning Preparations — 2.8%
98,295	Reckitt Benckiser Group PLC		6,156,595
Steel - Producers — 2.3%
209,237	ThyssenKrupp A.G.		4,915,730
Steel Pipe and Tube — 0.3%
11,582	Vallourec S.A.		604,354
Tobacco — 3.3%
477,174	ITC Ltd.		2,501,730
162,800	Japan Tobacco, Inc.		4,590,401
			7,092,131
Transportation - Marine — 2.2%
624	A.P. Moeller - Maersk A/S - Class B		4,777,048
Transportation - Railroad — 2.1%
44,819	Canadian Pacific Railway, Ltd.		4,547,704
Transportation - Services — 3.8%
35,659	Koninklijke Vopak N.V.		2,514,020
47,636	Kuehne + Nagel International A.G.		5,798,924
			8,312,944
Wireless Equipment — 1.6%
336,608	Telefonaktiebolaget L.M. Ericsson - Class B		3,387,229
Total Common Stock (cost $179,233,221)			211,049,231
Money Market — 2.6%
5,739,991	Janus Cash Liquidity Fund LLC, 0% (cost $5,739,991)		5,739,991
Total Investments (total cost $184,973,212) – 100%			$ 216,789,222
Summary of Investments by Country – (Long Positions) December 31, 2012
Country	Value	% of Investment Securities
Brazil	$7,313,054	3.4%
Canada	12,120,536	5.6%
Cayman Islands	3,166,205	1.5%
China	3,304,949	1.5%
Denmark	7,255,777	3.3%
France	11,039,995	5.1%
Germany	8,944,405	4.1%
Hong Kong	12,745,451	5.9%
India	6,450,693	3.0%
Italy	2,469,158	1.1%
Japan	30,029,006	13.8%
Jersey	10,903,364	5.0%
Luxembourg	2,123,193	1.0%
Netherlands	13,434,287	6.2%
Singapore	3,826,450	1.8%
South Korea	2,808,392	1.3%
Spain	2,921,790	1.3%
Sweden	9,260,377	4.3%
Switzerland	13,808,934	6.4%
Taiwan	6,004,568	2.8%
Turkey	2,169,715	1.0%
United Kingdom	38,948,932	18.0%
United States††	5,739,991	2.6%
Total	$216,789,222	100.0%
††	Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Advertising Agencies	$ -	$ 3,444,659	$ -
Apparel Manufacturers	-	2,469,158	-
Automotive – Cars and Light Trucks	-	7,412,161	-
Brewery	-	3,735,864	-
Cable/Satellite Television	-	2,921,632	-
Commercial Banks	-	20,633,844	-
Consumer Products - Miscellaneous	-	2,123,193	-
Cosmetics and Toiletries	-	1,107,043	-
Diversified Banking Institutions	-	5,783,090	-
E-Commerce/Products	-	1,922,713	-
E-Commerce/Services	-	1,669,504	-
Electronic Components – Semiconductors	-	7,150,376	-
Electronic Measuring Instruments	-	3,754,128	-
Food – Miscellaneous/Diversified	-	8,481,740	-
Industrial Automation and Robotics	-	7,477,040	-
Internet Content – Entertainment	-	1,496,701	-
Investment Management and Advisory Services	-	1,061,409	-
Life and Health Insurance	-	17,890,892	-
Machinery – General Industrial	-	5,976,423	-
Machinery – Pumps	-	4,964,913	-
Medical – Drugs	-	11,511,123	-
Medical Instruments	-	2,242,872	-
Metal – Diversified	-	3,382,533	-
Oil – Field Services	-	4,602,510	-
Oil Companies – Exploration and Production	4,605,954	3,175,956	-
Oil Refining and Marketing	-	3,288,047	-
Real Estate Management/Services	-	5,666,776	-
Real Estate Operating/Development	-	5,380,918	-
Retail – Jewelry	-	3,354,265	-
Semiconductor Components/Integrated Circuits	-	6,004,568	-
Soap and Cleaning Preparations	-	6,156,595	-
Steel – Producers	-	4,915,730	-
Steel Pipe and Tube	-	604,354	-
Tobacco	-	7,092,131	-
Transportation – Marine	-	4,777,048	-
Transportation – Services	-	8,312,944	-
Wireless Equipment	-	3,387,229	-
All Other	11,111,195	-	-
Money Market	-	5,739,991	-

Total Investments in Securities	$ 15,717,149	$ 201,072,073	$ -
(a) Includes fair value factors.

Janus Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts	Value
Common Stock — 95.4%
Agricultural Chemicals — 0.5%
449,435	Monsanto Co.	$42,539,023
Apparel Manufacturers — 2.8%
2,162,634	Coach, Inc.	120,047,813
10,029,000	Prada SpA**	96,958,451
217,006,264
Applications Software — 1.5%
1,924,710	Intuit, Inc.	114,520,245
Athletic Footwear — 1.7%
2,627,952	NIKE, Inc. - Class B	135,602,323
Beverages - Wine and Spirits — 1.9%
1,298,883	Pernod-Ricard S.A.**	152,714,146
Brewery — 3.3%
1,686,541	Anheuser-Busch InBev N.V.**	147,367,755
2,376,816	SABMiller PLC**	111,854,546
259,222,301
Cable/Satellite Television — 1.5%
1,212,776	Time Warner Cable, Inc.	117,869,699
Commercial Banks — 0.4%
2,523,300	Banco do Brasil S.A.	32,197,764
Commercial Services - Finance — 1.3%
213,271	MasterCard, Inc. - Class A	104,775,777
Computer Aided Design — 0.8%
954,843	ANSYS, Inc.*	64,299,128
Computers — 8.2%
1,205,207	Apple, Inc.	642,411,487
Computers - Integrated Systems — 0.3%
362,074	Teradata Corp.*	22,408,760
Computers - Memory Devices — 0.4%
1,186,748	EMC Corp.*	30,024,724
Consulting Services — 0.6%
907,953	Verisk Analytics, Inc. - Class A*	46,305,603
Containers - Metal and Glass — 1.6%
2,752,968	Ball Corp.**	123,195,318
Cosmetics and Toiletries — 1.0%
767,889	Colgate-Palmolive Co.	80,275,116
Distribution/Wholesale — 2.2%
1,212,894	Fastenal Co.	56,630,021
579,869	W.W. Grainger, Inc.	117,348,089
173,978,110
Diversified Operations — 1.6%
2,308,491	Danaher Corp.	129,044,647
E-Commerce/Products — 2.8%
190,304	Amazon.com, Inc.*	47,792,946
3,441,189	eBay, Inc.*	175,569,463
223,362,409
E-Commerce/Services — 0.5%
62,895	priceline.com, Inc.*	39,070,374
Electronic Components - Miscellaneous — 1.5%
3,159,266	TE Connectivity, Ltd. (U.S. Shares)	117,271,954
Electronic Components – Semiconductors — 0.8%
8,834,069	ON Semiconductor Corp.*	62,280,186
Electronic Connectors — 1.1%
1,280,794	Amphenol Corp. - Class A	82,867,372
Electronic Security Devices — 0.4%
980,098	Tyco International, Ltd. (U.S. Shares)	28,667,867
Enterprise Software/Services — 3.4%
1,396,837	Informatica Corp.*	42,352,098
6,769,731	Oracle Corp.	225,567,437
267,919,535
Food - Retail — 0.5%
450,548	Whole Foods Market, Inc.	41,148,549
Industrial Automation and Robotics — 1.5%
626,200	FANUC Corp.**	116,470,715
Industrial Gases — 1.6%
1,149,540	Praxair, Inc.	125,817,153
Instruments - Controls — 1.2%
3,002,914	Sensata Technologies Holding N.V.*,**	97,534,647
Internet Content - Information/News — 0.3%
234,267	LinkedIn Corp. - Class A*	26,898,537
Internet Media — 0.4%
1,110,804	Facebook, Inc. - Class A*	29,580,711
Investment Management and Advisory Services — 0.9%
1,065,522	T. Rowe Price Group, Inc.	69,397,448
Life and Health Insurance — 0.7%
3,926,915	Prudential PLC**	54,784,715
Medical - Biomedical and Genetic — 3.7%
1,296,860	Celgene Corp.*	102,088,819
1,879,139	Gilead Sciences, Inc.*	138,022,760
1,227,011	Vertex Pharmaceuticals, Inc.*	51,460,841
291,572,420
Medical - Drugs — 2.4%
929,936	Medivation, Inc.*	47,575,526
434,652	Shire PLC (ADR)**	40,066,221
1,645,904	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	98,375,682
186,017,429
Medical - Generic Drugs — 1.8%
1,384,789	Perrigo Co.	144,059,600
Medical - HMO — 0.6%
1,091,729	Aetna, Inc.	50,547,053
Medical - Wholesale Drug Distributors — 0.9%
1,729,813	AmerisourceBergen Corp.	74,693,325
Medical Products — 1.5%
1,276,586	Covidien PLC (U.S. Shares)**	73,710,076
689,198	Varian Medical Systems, Inc.*	48,409,267
122,119,343
Metal Processors and Fabricators — 2.7%
1,119,900	Precision Castparts Corp.	212,131,458
Multimedia — 0.7%
1,133,182	Walt Disney Co.	56,421,132
Oil and Gas Drilling — 0.7%
1,050,629	Helmerich & Payne, Inc.	58,845,730
Oil Companies - Exploration and Production — 1.7%
513,887	EOG Resources, Inc.	62,072,411
693,120	Noble Energy, Inc.	70,518,029
132,590,440
Oil Companies - Integrated — 0.3%
1,168,773	Petroleo Brasileiro S.A. (ADR)	22,756,010
Oil Field Machinery and Equipment — 1.7%
1,381,218	Dresser-Rand Group, Inc.*	77,541,579
793,912	National Oilwell Varco, Inc.	54,263,885
131,805,464
Pharmacy Services — 1.8%
2,585,014	Express Scripts Holding Co.*	139,590,756
Pipelines — 1.6%
2,499,342	Enterprise Products Partners L.P.	125,167,047
Recreational Vehicles — 0.2%
190,321	Polaris Industries, Inc.	16,015,512
REIT - Health Care — 0.4%
467,158	Ventas, Inc.	30,234,466
REIT - Regional Malls — 0.5%
253,614	Simon Property Group, Inc.	40,093,837
Retail - Apparel and Shoe — 2.9%
4,848,288	Limited Brands, Inc.	228,160,433
Retail - Auto Parts — 1.6%
346,223	AutoZone, Inc.*	122,711,818
Retail - Discount — 1.2%
929,339	Costco Wholesale Corp.	91,790,813
Retail - Major Department Stores — 3.0%
3,251,424	Nordstrom, Inc.	173,951,184
1,468,978	TJX Cos., Inc.	62,358,116
236,309,300
Semiconductor Components/Integrated Circuits — 1.4%
6,988,758	Atmel Corp.*	45,776,365
19,645,539	Taiwan Semiconductor Manufacturing Co., Ltd.	65,754,165
111,530,530
Soap and Cleaning Preparations — 1.0%
1,227,319	Reckitt Benckiser Group PLC**	76,871,724
Software Tools — 0.4%
302,937	VMware, Inc. - Class A*	28,518,489
Telecommunication Services — 0.9%
2,201,138	Amdocs, Ltd. (U.S. Shares)**	74,816,681
Television — 1.9%
4,025,337	CBS Corp. - Class B	153,164,073
Tobacco — 0.9%
888,229	Philip Morris International, Inc.	74,291,474
Toys — 1.3%
2,906,718	Mattel, Inc.	106,444,013
Transportation - Railroad — 1.5%
880,296	Canadian Pacific Railway, Ltd. (U.S. Shares)	89,455,680
239,807	Union Pacific Corp.	30,148,536
119,604,216
Transportation - Services — 0.7%
820,182	C.H. Robinson Worldwide, Inc.	51,851,906
Vitamins and Nutrition Products — 0.8%
945,954	Mead Johnson Nutrition Co.	62,328,909
Web Portals/Internet Service Providers — 1.0%
112,272	Google, Inc. - Class A*	79,642,389
Wireless Equipment — 2.5%
1,118,574	Crown Castle International Corp.*,**	80,716,300
2,039,633	Motorola Solutions, Inc.	113,566,765
194,283,065
Total Common Stock (cost $5,709,410,140)	7,518,443,462
Purchased Options - Calls — 0.2%
2,192	Google, Inc. - Class A expires March 2013 exercise price $700.00	8,399,712
2,600	Microsoft Corp. (LEAPS) expires January 2013 exercise price $30.00	2,484
37,300	Microsoft Corp. expires January 2013 exercise price $30.00	35,640
10,980	Valeant Pharmaceuticals International, Inc. (U.S. Shares) expires January 2013 exercise price $52.50	8,383,281
Total Purchased Options - Calls (premiums paid $21,254,067)	16,821,117
Purchased Option - Put — 0.1%
23,210	SPDR S&P 500® Trust (ETF) expires January 2013 exercise price $140.00 (premiums paid $3,457,826)	2,936,270
Money Market — 4.3%
339,720,163	Janus Cash Liquidity Fund LLC, 0% (cost $339,720,163)	339,720,163
Total Investments (total cost $6,073,842,196) – 100%	$7,877,921,012

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$147,367,755	1.9%
Brazil	54,953,774	0.7%
Canada	187,831,362	2.4%
France	152,714,146	1.9%
Guernsey	74,816,681	1.0%
Ireland	73,710,076	0.9%
Italy	96,958,451	1.2%
Japan	116,470,715	1.5%
Jersey	40,066,221	0.5%
Netherlands	97,534,647	1.2%
Switzerland	145,939,821	1.9%
Taiwan	65,754,165	0.8%
United Kingdom	243,510,985	3.1%
United States††	6,380,292,213	81.0%
Total	$7,877,921,012	100.0%
††	Includes Cash Equivalents of 4.3%.

Forward Currency Contracts, Open

December 31, 2012 (unaudited)

Counterparty/ Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 1/10/13	13,460,000	$21,861,207	$(428,176)
Euro 1/10/13	42,640,000	56,280,028	(1,762,601)
Japanese Yen 1/10/13	2,701,000,000	31,183,269	2,602,359
		109,324,504	411,582
HSBC Securities (USA), LLC: British Pound 2/14/13	45,859,000	74,473,631	(249,692)
Euro 2/14/13	44,060,000	58,172,697	(227,408)
Japanese Yen 2/14/13	2,456,000,000	28,365,109	876,096
		161,011,437	398,996
JPMorgan Chase & Co.: British Pound 1/24/13	34,400,000	55,868,871	(508,950)
Euro 1/24/13	38,700,000	51,086,412	(520,605)
Japanese Yen 1/24/13	2,130,000,000	24,595,052	1,245,883
		131,550,335	216,328
RBC Capital Markets Corp.: British Pound 1/17/13	37,400,000	60,742,389	(852,273)
Euro 1/17/13	45,000,000	59,398,884	(1,011,384)
Japanese Yen 1/17/13	2,000,000,000	23,092,055	1,260,768
		143,233,328	(602,889)
Total		$545,119,604	$424,017

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

ETF  Exchange-Traded Fund

LEAPS  Long-Term Equity Anticipation Securities

PLC Public Limited Company

REIT Real Estate Investment Trust

SPDR Standard & Poor’s Depositary Receipt

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$120,047,813	$96,958,451	$-
Beverages - Wine and Spirits	-	152,714,146	-
Brewery	-	259,222,301	-
Commercial Banks	-	32,197,764	-
Industrial Automation and Robotics	-	116,470,715	-
Life and Health Insurance	-	54,784,715	-
Medical - Drugs	145,951,208	40,066,221	-
Oil Companies - Integrated	-	22,756,010	-
Semiconductor Components/Integrated Circuits	45,776,365	65,754,165	-
Soap and Cleaning Preparations	-	76,871,724	-
All Others	6,288,871,864	-	-
Money Market	-	339,720,163	-
Total Investments in Securities	$6,600,647,250	$1,257,516,375	$-
Investment in Purchased Options	$-	$19,757,387	$-
Other Financial Instruments(b):	$-	$424,017	$-

(a)Includes fair value factors.

(b)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Fund	$ 1,145,622,277

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares			Value
Common Stock — 100.0%
Agricultural Operations — 0.1%
188,481,502	Chaoda Modern Agriculture Holdings, Ltd.ß, ºº,£		$ 7,295,493
Airlines — 10.0%
27,025,971	Delta Air Lines, Inc.*,**		320,798,276
13,252,107	United Continental Holdings, Inc.*,**		309,834,261
			630,632,537
Automotive - Cars and Light Trucks — 1.1%
1,238,828	Renault S.A.		68,340,761
Building - Residential and Commercial — 2.3%
24,425,300	MRV Engenharia e Participacoes S.A.£		146,713,804
Commercial Banks — 9.4%
39,543,462	Banco Bilbao Vizcaya Argentaria S.A.		362,981,362
27,827,360	Commercial Bank of Ceylon PLC		22,431,810
13,154,896	Hatton National Bank PLC		15,330,665
4,584,729	Punjab National Bank		73,512,654
1,620,574	State Bank of India		71,634,528
4,988,316	Turkiye Halk Bankasi A/S		49,129,709
			595,020,728
Distribution/Wholesale — 11.7%
26,061,085	Adani Enterprises, Ltd.		129,567,525
339,784,180	Li & Fung, Ltd.		610,442,801
			740,010,326
Diversified Banking Institutions — 7.2%
3,018,700	BNP Paribas S.A.		170,136,217
3,738,291	Deutsche Bank A.G.		162,849,634
3,145,058	Societe Generale S.A.		118,285,512
			451,271,363
Diversified Operations — 1.7%
1,445,209	Aitken Spence & Co. PLC		1,360,444
74,597,535	Melco International Development, Ltd.		88,751,885
1,219,723	Orascom Development Holding A.G.		16,863,760
			106,976,089
Diversified Operations - Commercial Services — 2.4%
86,536,133	John Keells Holdings PLC£		149,299,674
E-Commerce/Services — 1.1%
3,070,115	Ctrip.com International, Ltd. (ADR)*		69,967,921
Electronic Components – Semiconductors — 2.5%
12,136,127	ARM Holdings PLC		155,159,247
Entertainment Software — 1.4%
8,840,400	Nexon Co., Ltd.**		89,242,902
Finance - Mortgage Loan Banker — 0.5%
2,141,113	Housing Development Finance Corp.		32,662,971
Food - Meat Products — 0.6%
13,230,155	JBS S.A.		39,299,494
Food - Retail — 1.0%
3,506,411	X5 Retail Group N.V. (GDR)		62,917,405
Hotels and Motels — 2.8%
87,445,165	Shangri-La Asia, Ltd.		176,207,671
Independent Power Producer — 0.5%
28,209,649	Adani Power, Ltd.*		32,240,713
Internet Content - Entertainment — 1.7%
5,762,278	Youku Tudou, Inc. (ADR)*,£		105,103,951
Medical - Drugs — 2.6%
3,074,338	Jazz Pharmaceuticals PLC*		163,554,782
Metal - Diversified — 0.5%
4,066,570	Turquoise Hill Resources, Ltd.*		31,079,980
Metal - Iron — 2.4%
30,101,704	Fortescue Metals Group, Ltd.		149,308,090
Oil and Gas Drilling — 0.6%
7,124,781	Karoon Gas Australia, Ltd.*		40,053,184
Oil Companies - Exploration and Production — 5.0%
6,206,270	Cobalt International Energy, Inc.*		152,425,991
6,940,000	HRT Participacoes em Petroleo S.A.*		16,112,259
3,380,048	Niko Resources, Ltd.*,£		36,200,233
25,533,909	OGX Petroleo e Gas Participacoes S.A.*		55,995,975
6,583,058	Ophir Energy PLC*		54,834,000
			315,568,458
Oil Companies - Integrated — 7.7%
4,212,334	Pacific Rubiales Energy Corp.		97,895,252
19,863,976	Petroleo Brasileiro S.A. (ADR)**		386,751,613
			484,646,865
Oil Refining and Marketing — 6.9%
27,954,949	Reliance Industries, Ltd.		433,152,824
Property and Casualty Insurance — 1.5%
10,616,336	Reliance Capital, Ltd.		94,113,425
Real Estate Operating/Development — 8.2%
10,377,316	China Overseas Land & Investment, Ltd.		31,435,624
42,217,655	DLF, Ltd.		180,225,131
460,869,268	Evergrande Real Estate Group, Ltd.		261,472,757
26,506,160	PDG Realty S.A. Empreendimentos e Participacoes		43,830,364
			516,963,876
Steel - Producers — 1.4%
3,792,230	ThyssenKrupp A.G.		89,093,136
Sugar — 0.2%
24,427,355	Bajaj Hindusthan, Ltd.*,£		11,267,603
1,149,300	Bajaj Hindusthan, Ltd. (GDR) (144A)		530,059
			11,797,662
Toys — 4.4%
2,602,300	Nintendo Co., Ltd.**		277,714,091
Wireless Equipment — 0.6%
3,451,375	Telefonaktiebolaget L.M. Ericsson - Class B		34,730,594
Total Investments (total cost $6,903,657,284) – 100%			$ 6,300,140,017

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$189,361,274	3.0%
Bermuda	786,650,472	12.5%
Brazil	688,703,509	10.9%
Canada	165,175,465	2.6%
Cayman Islands	443,840,122	7.0%
France	356,762,490	5.7%
Germany	251,942,770	4.0%
Hong Kong	120,187,509	1.9%
India	1,058,907,433	16.8%
Ireland	163,554,782	2.6%
Japan	366,956,993	5.8%
Netherlands	62,917,405	1.0%
Spain	362,981,362	5.8%
Sri Lanka	188,422,593	3.0%
Sweden	34,730,594	0.6%
Switzerland	16,863,760	0.3%
Turkey	49,129,709	0.8%
United Kingdom	209,993,247	3.3%
United States	783,058,528	12.4%
Total	$6,300,140,017	100.0%

Forward Currency Contracts, Open December 31, 2012 (unaudited)
Currency Units Sold	Currency Value U.S. $		Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Yen 1/10/13	11,850,000,000	$136,809,232	$12,100,363
RBC Capital Markets Corp.: Yen 1/17/13	12,000,000,000	138,552,333	7,564,609
JPMorgan Chase & Co.: Yen 1/17/13	12,400,000,000	143,182,461	7,595,750
HSBC Securities (USA) LLC.: Yen 2/14/13	13,750,000,000	158,803,032	5,479,106
Total		$577,347,058	$32,739,828

Total Return Swaps outstanding at December 31, 2012
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Morgan Stanley & Co. International PLC	$ 128,342,274	Sberbank 13 Month TR Swap	Sberbank	1/17/13	$ 0
Morgan Stanley & Co. International PLC	25,726,431,710 JPY	BOJ Overnight Call Rate plus 50 basis points	Custom Japanese Basket	12/30/14	0
UBS A.G.	$ 121,349,284	1 month USD LIBOR plus 85 basis points	Sberbank	8/16/13	0
Total				$ 0

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.
**

A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of December 31, 2012)

	Value	Value as a % of Investment Securities
Janus Overseas Fund Chaoda Modern Agriculture Holdings, Ltd.	$ 7,295,493	0.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Overseas Fund	$ 530,059	0.0%

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5%

or more of the outstanding voting securities at any time during the period ended December 31, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/12
Janus Overseas Fund
Bajaj Hindusthan, Ltd.*,(1)	-	$ -	11,849,406	$65,208,003	$(59,357,381)	$ -	$ N/A
Chaoda Modern Agriculture Holdings, Ltd.	-	-	-	-	-	-	7,295,493
Jazz Pharmaceuticals PLC*	199,688	10,532,407	-	-	-	-	163,554,782
John Keells Holdings PLC	-	-	-	-	-	663,621	149,299,674
MRV Engenharia e Participacoes S.A.	-	-	2,125,100	12,660,314	373,010	-	146,713,804
Niko Resources, Ltd.*,(1)	-	-	-	-	-	-	N/A
Youku Tudou, Inc. (ADR)*	-	-	-	-	-	-	105,103,951
		$ 10,532,407		$77,868,317	$(58,984,371)	$ 663,621	$ 571,967,704
(1)	Company was no longer an affiliate as of December 31, 2012.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Agricultural Operations	$—	$—	$7,295,493
Automotive - Cars and Light Trucks	—	68,340,761	—
Building - Residential and Commercial	—	146,713,804	—
Commercial Banks	—	595,020,728	—
Distribution/Wholesale	—	740,010,326	—
Diversified Banking Institutions	—	451,271,363	—
Diversified Operations	—	106,976,089	—
Diversified Operations - Commercial Services	—	149,299,674	—
E-Commerce/Services	—	69,967,921	—
Electronic Components – Semiconductors	—	155,159,247	—
Entertainment Software	—	89,242,902	—
Finance - Mortgage Loan Banker	—	32,662,971	—
Food - Meat Products	—	39,299,494	—
Food - Retail	—	62,917,405	—
Hotels and Motels	—	176,207,671	—
Independent Power Producer	—	32,240,713	—
Internet Content - Entertainment	—	105,103,951	—
Metal - Iron	—	149,308,090	—
Oil and Gas Drilling	—	40,053,184	—
Oil Companies - Exploration and Production	188,626,224	126,942,234	—
Oil Companies - Integrated	97,895,252	386,751,613	—
Oil Refining and Marketing	—	433,152,824	—
Property and Casualty Insurance	—	94,113,425	—
Real Estate Operating/Development	—	516,963,876	—
Steel - Producers	—	89,093,136	—
Sugar	—	11,797,662	—
Toys	—	277,714,091	—
Wireless Equipment	—	34,730,594	—
All Other	825,267,299	—	—

Total Investments in Securities	$1,111,788,775	$5,181,055,749	$7,295,493
Other Financial Instruments(b)	$—	$32,739,828	$—

(a)	Includes fair value factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$ 1,106,659,993

Perkins Global Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount	Value
Common Stock — 83.0%
Aerospace and Defense — 2.0%
31,515	General Dynamics Corp.	$ 2,183,044
13,290	Rockwell Collins, Inc.	773,079
2,956,123
Aerospace and Defense – Equipment — 0.5%
217,945	BBA Aviation PLC	788,550
Agricultural Chemicals — 0.9%
8,550	Mosaic Co.	484,186
137,000	Nitto FC Co., Ltd.**	829,945
1,314,131
Applications Software — 2.0%
106,520	Microsoft Corp.	2,847,280
Beverages - Non-Alcoholic — 2.1%
44,710	PepsiCo, Inc.	3,059,505
Brewery — 1.6%
54,025	Molson Coors Brewing Co. - Class B	2,311,730
Broadcast Services and Programming — 1.5%
81,410	Grupo Televisa S.A.B. (ADR)	2,163,878
Casino Hotels — 0.6%
29,330	Kangwon Land, Inc.	805,405
Cellular Telecommunications — 7.7%
2,024,029	America Movil S.A.B. de C.V.	2,333,292
1,366	NTT DoCoMo, Inc.**	1,962,119
23,505	Rogers Communications, Inc. - Class B	1,067,464
20,072	SK Telecom Co., Ltd.	2,861,436
1,211,529	Vodafone Group PLC	3,046,353
11,270,664
Chemicals - Specialty — 0.3%
58,000	Nippon Fine Chemical Co., Ltd.**	385,985
Commercial Banks — 0.7%
106,970	Fulton Financial Corp.	1,027,982
Commercial Services - Finance — 1.6%
167,980	Western Union Co.	2,286,208
Computers - Integrated Systems — 1.1%
51,880	Diebold, Inc.	1,588,047
Cosmetics and Toiletries — 3.2%
76,700	Kose Corp.**	1,603,205
10,800	Pola Orbis Holdings, Inc.**	309,787
39,420	Procter & Gamble Co.	2,676,224
4,589,216
Dental Supplies and Equipment — 0.8%
11,900	Nakanishi, Inc.**	1,184,211
Diversified Operations — 1.9%
317,820	Orkla A.S.A.	2,783,528
Electric - Integrated — 4.7%
12,955	Entergy Corp.	825,881
61,275	Exelon Corp.	1,822,319
86,365	GDF Suez**	1,779,255
83,795	PPL Corp.	2,399,051
6,826,506
Electric Products – Miscellaneous — 0.6%
36,300	Icom, Inc.**	809,459
Electronic Connectors — 1.2%
14,400	Hirose Electric Co., Ltd.**	1,724,323
Electronic Measuring Instruments — 0.6%
73,300	Cosel Co., Ltd.**	899,826
Food - Miscellaneous/Diversified — 3.5%
23,697	Danone S.A.**	1,565,474
33,517	Nestle S.A.	2,185,038
36,201	Unilever N.V.**	1,365,845
5,116,357
Food - Retail — 2.4%
633,678	Tesco PLC	3,480,446
Internet Security — 0.5%
42,075	Symantec Corp.*	791,431
Leisure & Recreation Products — 0.1%
47,000	Sansei Yusoki Co., Ltd.**	205,942
Machinery - Pumps — 0.3%
54,000	Tsurumi Manufacturing Co., Ltd.**	427,329
Medical - Drugs — 10.2%
138,127	GlaxoSmithKline PLC	2,998,484
46,850	Johnson & Johnson	3,284,185
50,831	Novartis A.G.	3,219,068
98,980	Pfizer, Inc.	2,482,418
10,190	Roche Holding A.G.	2,076,524
8,366	Sanofi**	793,301
14,853,980
Medical - HMO — 2.7%
38,105	Aetna, Inc.	1,764,262
35,850	WellPoint, Inc.	2,183,982
3,948,244
Medical Instruments — 3.0%
73,000	As One Corp.**	1,517,897
37,600	Fukuda Denshi Co., Ltd.**	1,159,686
5,900	Medikit Co., Ltd.**	197,623
35,040	Medtronic, Inc.	1,437,341
4,312,547
Medical Products — 1.9%
6,820	Becton, Dickinson and Co.	533,256
40,965	Stryker Corp.	2,245,701
2,778,957
Metal Products - Distributors — 0.4%
73,000	Furusato Industries, Ltd.**	632,502
Metal Products - Fasteners — 0.5%
69,800	Kitagawa Industries Co., Ltd.**	709,120
Miscellaneous Manufacturing — 0.2%
30,200	Mirai Industry Co., Ltd.**	337,948
Multi-Line Insurance — 1.3%
33,620	Allstate Corp.	1,350,515
18,455	Kemper Corp.	544,423
1,894,938
Networking Products — 0.8%
56,095	Cisco Systems, Inc.	1,102,267
Non-Hazardous Waste Disposal — 0.7%
36,720	Republic Services, Inc.	1,076,998
Oil Companies - Exploration and Production — 0.9%
17,285	Devon Energy Corp.	899,512
14,890	QEP Resources, Inc.	450,720
1,350,232
Oil Companies - Integrated — 3.2%
53,660	BP PLC (ADR)	2,234,402
47,007	Total S.A.**	2,432,691
4,667,093
Property and Casualty Insurance — 1.6%
73,600	NKSJ Holdings, Inc.**	1,567,718
10,625	Travelers Cos., Inc.	763,087
2,330,805
Protection - Safety — 0.6%
33,100	Secom Joshinetsu Co., Ltd.**	906,784
Publishing - Books — 0.1%
30,240	Daekyo Co., Ltd.	179,572
Publishing - Periodicals — 1.2%
107,960	Reed Elsevier PLC	1,133,390
50,672	UBM PLC	585,277
1,718,667
Real Estate Operating/Development — 0.4%
22,865	St. Joe Co.*	527,724
REIT - Mortgage — 3.0%
26,190	American Capital Agency Corp.	757,939
46,990	Hatteras Financial Corp.	1,165,822
184,230	Two Harbors Investment Corp.	2,041,268
23,215	Western Asset Mortgage Capital Corp.	458,960
4,423,989
Retail - Drug Store — 0.5%
18,290	Walgreen Co.	676,913
Savings/Loan/Thrifts — 2.0%
16,620	Berkshire Hills Bancorp, Inc.	396,553
237,016	First Niagara Financial Group, Inc.	1,879,537
36,500	Washington Federal, Inc.	615,755
2,891,845
Schools — 0.3%
121,900	Shingakukai Co., Ltd.**	418,651
Security Services — 1.1%
32,900	Secom Co., Ltd.**	1,658,427
Seismic Data Collection — 0.2%
117,615	Pulse Seismic, Inc.	321,714
Steel - Producers — 0.5%
2,057	POSCO	672,654
Telecommunication Services — 2.3%
51,310	Telenor A.S.A.	1,042,853
101,591	Vivendi S.A.**	2,287,536
3,330,389
Tobacco — 0.4%
6,871	KT&G Corp.	521,135
Water — 0.4%
45,539	Suez Environment Co.**	549,035
Wire and Cable Products — 0.2%
99,000	Nichia Steel Works, Ltd.**	249,529
Total Common Stock (cost $111,463,507)	120,686,721
Repurchase Agreement — 17.0%
24,768,000	ING Financial Markets LLC, 0.1700%, dated 12/31/12, maturing 1/2/13 to be repurchased at $24,768,234 collateralized by $27,749,539 in U.S. Treasuries 0.0000% - 2.2500%, 5/31/13 - 11/15/22 with a value of $25,263,397 (cost $24,768,000)	24,768,000
Total Investments (total cost $136,231,507) – 100%	$ 145,454,721
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Canada	$1,389,178	1.0%
France	9,407,292	6.5%
Japan	19,698,016	13.5%
Jersey	585,277	0.4%
Mexico	4,497,170	3.1%
Netherlands	1,365,845	0.9%
Norway	3,826,381	2.6%
South Korea	5,040,202	3.5%
Switzerland	7,480,630	5.1%
United Kingdom	13,681,625	9.4%
United States††	78,483,105	54.0%
Total	$145,454,721	100.0%
††	Includes Cash Equivalents of 17.0%.

Forward Currency Contracts, Open December 31, 2012 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 1/10/13	541,000,000	$ 6,245,890	$ 494,444
HSBC Securities (USA), Inc.: Japanese Yen 2/14/13	478,000,000	5,520,571	189,729
JPMorgan Chase & Co.: Euro 1/24/13	3,979,000	5,252,528	(48,133)
Total		$ 17,018,989	$ 636,040

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

* Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Aerospace and Defense Equipment	$ —	$ 788,550	$ —
Agriculture Chemicals	484,186	829,945	—
Broadcasting Services and Programming	—	2,163,878	—
Casino Hotels	—	805,405	—
Cellular Telecommunications	3,400,756	7,869,908	—
Chemicals - Specialty	—	385,985	—
Cosmetics and Toiletries	2,676,224	1,912,992	—
Dental Supplies and Equipment	—	1,184,211	—
Diversified Operations	—	2,783,528	—
Electric - Integrated	5,047,251	1,779,255	—
Electric Products - Miscellaneous	—	809,459	—
Electronic Connectors	—	1,724,323	—
Electronic Measuring Instruments	—	899,826	—
Food – Miscellaneous/Diversified	—	5,116,357	—
Food - Retail	—	3,480,446	—
Leisure and Recreation Products	—	205,942	—
Machinery – Pumps	—	427,329	—
Medical Drugs	5,766,603	9,087,377	—
Medical Instruments	1,437,341	2,875,206	—
Metal Products – Distributors	—	632,502	—
Miscellaneous Manufacturing	—	337,948	—
Oil Companies – Integrated	—	4,667,093	—
Property and Casualty Insurance	763,087	1,567,718	—
Protection - Safety	—	906,784	—
Publishing - Books	—	179,572	—
Publishing - Periodicals	—	1,718,667	—
Schools	—	418,651	—
Security Services	—	1,658,427	—
Steel - Producers	—	672,654	—
Telecommunication Services	—	3,330,389	—
Tobacco	—	521,135	—
Water	—	549,035	—
Wire and Cable Products	—	249,529	—
All Other	38,571,247	—	—

Repurchase Agreement	—	24,768,000	—

Total Investments in Securities	$ 58,146,695	$ 87,308,026	$ —
Other Financial Instruments(b)	$ —	$ 636,040	$ —

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Global Value Fund	$ 30,471,153

Janus Protected Series - Global

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts			Value
Common Stock — 68.1%
Agricultural Chemicals — 0.7%
983	Monsanto Co.		$93,041
Airlines — 0.6%
3,152	United Continental Holdings, Inc.*		73,694
Apparel Manufacturers — 0.6%
627	Coach, Inc.		34,805
4,300	Prada SpA		41,571
			76,376
Applications Software — 0.8%
696	Intuit, Inc.		41,412
2,426	Microsoft Corp.		64,847
			106,259
Athletic Footwear — 0.6%
1,398	NIKE, Inc. - Class B		72,137
Automotive - Cars and Light Trucks — 1.2%
25,000	Isuzu Motors, Ltd.		148,947
Automotive - Truck Parts and Equipment - Original — 0.5%
929	WABCO Holdings, Inc.*		60,562
Beverages - Non-Alcoholic — 1.1%
3,098	Coca-Cola Co.		112,302
492	Monster Beverage Corp.*		26,017
			138,319
Beverages - Wine and Spirits — 1.2%
1,233	Pernod-Ricard S.A.		144,968
Brewery — 1.2%
3,331	SABMiller PLC		156,759
Cable/Satellite Television — 1.6%
2,068	Comcast Corp. - Class A		77,302
753	Kabel Deutschland Holding A.G.		56,302
685	Time Warner Cable, Inc.		66,575
			200,179
Casino Hotels — 0.3%
3,581	MGM Resorts International*		41,683
Cellular Telecommunications — 0.3%
1,615	America Movil S.A.B. de C.V. (ADR)		37,371
Chemicals - Diversified — 0.5%
1,109	LyondellBasell Industries N.V. - Class A		63,313
Commercial Banks — 0.9%
3,600	Banco do Brasil S.A.		45,937
41,000	China Construction Bank Corp.		33,416
2,942	Sberbank of Russia (ADR)		36,570
			115,923
Commercial Services - Finance — 0.5%
127	MasterCard, Inc. - Class A		62,393
Computers — 1.6%
376	Apple, Inc.**		200,419
Consulting Services — 0.2%
548	Verisk Analytics, Inc. - Class A*		27,948
Consumer Products - Miscellaneous — 0.3%
17,700	Samsonite International S.A.		37,029
Containers - Metal and Glass — 0.5%
1,709	Crown Holdings, Inc.*		62,908
Cosmetics and Toiletries — 1.2%
1,480	Colgate-Palmolive Co.		154,719
Dialysis Centers — 0.5%
516	DaVita HealthCare Partners, Inc.*		57,033
Distribution/Wholesale — 0.2%
12,000	Li & Fung, Ltd.		21,559
Diversified Banking Institutions — 0.6%
852	Deutsche Bank A.G.		37,115
904	JPMorgan Chase & Co.		39,749
			76,864
Diversified Operations — 1.1%
1,222	Danaher Corp.		68,310
1,125	Dover Corp.		73,924
			142,234
E-Commerce/Products — 1.3%
219	Amazon.com, Inc.*		55,000
1,394	eBay, Inc.*		71,122
4,500	Rakuten, Inc.		35,100
			161,222
E-Commerce/Services — 0.4%
80	priceline.com, Inc.*		49,696
Electronic Components - Miscellaneous — 0.4%
1,430	TE Connectivity, Ltd. (U.S. Shares)		53,082
Electronic Components – Semiconductors — 1.1%
5,509	ARM Holdings PLC		70,432
1,466	International Rectifier Corp.*		25,992
6,508	ON Semiconductor Corp.*		45,882
			142,306
Electronic Connectors — 0.4%
700	Amphenol Corp. - Class A		45,290
Electronic Measuring Instruments — 0.7%
300	Keyence Corp.		82,812
Enterprise Software/Services — 0.7%
870	Informatica Corp.*		26,378
1,975	Oracle Corp.		65,807
			92,185
Entertainment Software — 0.2%
2,600	Nexon Co., Ltd.		26,247
Finance - Credit Card — 0.3%
669	American Express Co.		38,454
Food - Confectionary — 0.4%
616	Hershey Co.		44,488
Food - Miscellaneous/Diversified — 1.7%
1,439	McCormick & Co., Inc.		91,420
3,067	Unilever N.V.		115,716
			207,136
Food - Retail — 0.6%
467	Whole Foods Market, Inc.		42,651
1,591	X5 Retail Group N.V. (GDR)		28,548
			71,199
Hotels and Motels — 0.5%
32,000	Shangri-La Asia, Ltd.		64,482
Industrial Automation and Robotics — 1.5%
1,000	FANUC Corp.		185,996
Instruments - Controls — 0.7%
2,815	Sensata Technologies Holding N.V.*		91,431
Insurance Brokers — 0.4%
851	Aon PLC		47,316
Internet Gambling — 0.6%
40,666	Bwin.Party Digital Entertainment PLC		73,610
Investment Management and Advisory Services — 0.3%
509	T. Rowe Price Group, Inc.		33,151
Life and Health Insurance — 1.5%
26,800	AIA Group, Ltd.		106,813
6,097	Prudential PLC		85,060
			191,873
Machinery - General Industrial — 1.1%
6,400	Nabtesco Corp.		141,654
Machinery - Pumps — 0.7%
2,990	Weir Group PLC		92,793
Medical - Biomedical and Genetic — 1.7%
719	Celgene Corp.*		56,600
847	Gilead Sciences, Inc.*		62,212
2,623	Incyte Corp., Ltd.*		43,568
1,340	Vertex Pharmaceuticals, Inc.*		56,199
			218,579
Medical - Drugs — 2.9%
554	Allergan, Inc.		50,818
1,025	Jazz Pharmaceuticals PLC*		54,530
1,395	Medivation, Inc.*		71,368
613	Sanofi		58,127
2,218	Shire PLC		68,111
940	Valeant Pharmaceuticals International, Inc.		56,094
			359,048
Medical - HMO — 0.7%
1,791	Aetna, Inc.		82,923
Medical - Wholesale Drug Distributors — 0.5%
1,503	AmerisourceBergen Corp.		64,900
Medical Information Systems — 0.5%
771	athenahealth, Inc.*		56,630
Metal - Iron — 1.1%
27,536	Fortescue Metals Group, Ltd.		136,582
Metal Processors and Fabricators — 0.6%
391	Precision Castparts Corp.		74,063
Multimedia — 1.1%
3,188	News Corp. - Class A		81,421
1,016	Walt Disney Co.		50,587
			132,008
Networking Products — 0.4%
2,680	Cisco Systems, Inc.		52,662
Oil - Field Services — 0.2%
343	Schlumberger, Ltd. (U.S. Shares)		23,766
Oil and Gas Drilling — 0.2%
452	Helmerich & Payne, Inc.		25,317
Oil Companies - Exploration and Production — 2.5%
367	EOG Resources, Inc.		44,330
4,407	Genel Energy PLC*		56,279
618	Noble Energy, Inc.		62,875
409	Occidental Petroleum Corp.		31,333
6,007	Ophir Energy PLC*		50,036
3,300	Tullow Oil PLC		67,192
			312,045
Oil Companies - Integrated — 0.8%
4,000	Petroleo Brasileiro S.A.		39,171
920	Royal Dutch Shell PLC (ADR)		63,434
			102,605
Oil Field Machinery and Equipment — 0.2%
379	National Oilwell Varco, Inc.		25,905
Oil Refining and Marketing — 0.4%
1,327	Valero Energy Corp.		45,277
Pharmacy Services — 1.2%
1,631	Express Scripts Holding Co.*		88,074
1,875	Omnicare, Inc.		67,688
			155,762
Real Estate Management/Services — 0.7%
542	Jones Lang LaSalle, Inc.		45,495
2,000	Mitsubishi Estate Co., Ltd.		47,821
			93,316
Real Estate Operating/Development — 0.7%
787	Brookfield Asset Management, Inc. - Class A (U.S. Shares)		28,843
14,000	Hang Lung Properties, Ltd.		56,135
			84,978
REIT - Regional Malls — 0.2%
191	Simon Property Group, Inc.		30,195
Retail - Apparel and Shoe — 0.7%
1,936	American Eagle Outfitters, Inc.		39,707
935	Limited Brands, Inc.		44,001
			83,708
Retail - Discount — 0.5%
1,033	Family Dollar Stores, Inc.		65,503
Retail - Jewelry — 0.3%
512	Cie Financiere Richemont S.A.		40,953
Retail - Major Department Stores — 0.3%
772	Nordstrom, Inc.		41,302
Semiconductor Components/Integrated Circuits — 1.2%
9,468	Atmel Corp.*		62,015
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.		93,717
			155,732
Soap and Cleaning Preparations — 0.9%
1,820	Reckitt Benckiser Group PLC		113,994
Software Tools — 0.2%
235	VMware, Inc. - Class A*		22,123
Steel - Producers — 0.9%
4,758	ThyssenKrupp A.G.		111,783
Telecommunication Services — 1.1%
2,531	Amdocs, Ltd. (U.S. Shares)		86,029
1,546	Virgin Media, Inc.		56,815
			142,844
Television — 0.4%
1,400	CBS Corp. - Class B		53,270
Therapeutics — 0.4%
981	BioMarin Pharmaceutical, Inc.*		48,314
Tobacco — 2.7%
1,365	Imperial Tobacco Group PLC		52,701
5,500	Japan Tobacco, Inc.**		155,081
1,563	Philip Morris International, Inc.		130,729
			338,511
Toys — 0.9%
2,446	Mattel, Inc.		89,572
200	Nintendo Co., Ltd.		21,344
			110,916
Transactional Software — 0.3%
604	Solera Holdings, Inc.		32,296
Transportation - Marine — 0.7%
11	A.P. Moeller - Maersk A/S - Class B		84,211
Transportation - Railroad — 1.7%
2,056	Canadian Pacific Railway, Ltd.		208,619
Transportation - Services — 1.9%
1,484	Koninklijke Vopak N.V.		104,624
1,088	Kuehne + Nagel International A.G.		132,447
			237,071
Vitamins and Nutrition Products — 0.4%
715	Mead Johnson Nutrition Co.		47,111
Web Portals/Internet Service Providers — 0.4%
79	Google, Inc. - Class A*		56,040
Wireless Equipment — 1.3%
701	Crown Castle International Corp.*		50,584
1,174	Motorola Solutions, Inc.		65,368
5,230	Telefonaktiebolaget L.M. Ericsson - Class B		52,629
			168,581
Total Common Stock (cost $7,617,144)			8,548,503
U.S. Treasury Notes/Bonds — 0.2%
U.S. Treasury Notes/Bonds:
$15,000	0.8750%, 11/30/16		15,212
15,000	1.3750%, 11/30/18		15,398
Total U.S. Treasury Notes/Bonds (cost $29,898)			30,610
Money Market — 31.7%
3,973,026	Janus Cash Liquidity Fund LLC, 0% (cost $3,973,026)		3,973,026
Capital Protection Agreement — 0%
1	Janus Protected Series - Global with BNP Paribas Prime Brokerage, Inc. ºº ,§ exercise price at 9/30/12 $9.17 - $9.19 (cost $0)		0
Total Investments (total cost $11,620,068) – 100%			$12,552,139
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$136,582	1.1%
Bermuda	86,041	0.7%
Brazil	85,108	0.7%
Canada	293,556	2.3%
China	33,416	0.3%
Curacao	23,766	0.2%
Denmark	84,211	0.7%
France	203,095	1.6%
Germany	205,200	1.6%
Gibraltar	73,610	0.6%
Guernsey	86,029	0.7%
Hong Kong	162,948	1.3%
Ireland	54,530	0.4%
Italy	41,571	0.3%
Japan	845,002	6.7%
Jersey	124,390	1.0%
Luxembourg	37,029	0.3%
Mexico	37,371	0.3%
Netherlands	403,632	3.2%
Russia	36,570	0.3%
Sweden	52,629	0.4%
Switzerland	226,482	1.8%
Taiwan	93,717	0.8%
United Kingdom	799,717	6.4%
United States††	8,325,937	66.3%
Total	$12,552,139	100.0%
††	Includes Cash Equivalents of 31.7%.

Financial Future - Short
2 Contracts	S&P 500® E-mini expires March 2013, principal amount $140,045, value $142,010, cumulative depreciation	$(1,965)

Schedule of Purchased Options – Zero Strike Calls	Premium to be Paid	Value	Unrealized Depreciation
BNP IVIX Index Expires March 2013 6,287 contracts Exercise price $0.00	$(184,794)	$126,072	$(58,722)

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

GDR Global Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock Exchange

* Non-income producing security

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2012)

		Value as a % of Investment
	Value	Securities
Janus Protected Series – Global Capital Protection Agreement	$ 0	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2012)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Protected Series – Global Capital Protection Agreement	12/15/11	$ 0	$ 0	0.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs

Common Stock
Apparel Manufacturers	$34,805	$41,571	$—
Automotive – Cars and Light Trucks	—	148,947	—
Beverages – Wine and Spirits	—	144,968	—
Brewery	—	156,759	—
Cable/Satellite TV	143,877	56,302	—
Cellular Telecommunications	—	37,371	—
Commercial Banks	—	115,923	—
Consumer Products – Miscellaneous	—	37,029	—
Distribution/Wholesale	—	21,559	—
Diversified Banking Institutions	39,749	37,115	—
E-Commerce/Products	126,122	35,100	—
Electronic Components – Semiconductors	71,874	70,432	—
Electronic Measuring Instruments	—	82,812	—
Entertainment Software	—	26,247	—
Food – Miscellaneous/Diversified	91,420	115,716	—
Food – Retail	42,651	28,548	—
Hotels and Motels	—	64,482	—
Industrial Automation and Robotics	—	185,996	—
Internet Gambling	—	73,610	—
Life and Health Insurance	—	191,873	—
Machinery – General Industrial	—	141,654	—
Machinery – Pumps	—	92,793	—
Medical – Drugs	232,810	126,238	—
Metal – Iron	—	136,582	—
Oil Companies – Exploration and Production	138,539	173,506	—
Oil Companies – Integrated	—	102,605	—
Real Estate Management/Services	45,495	47,821	—
Real Estate Operating/Development	28,843	56,135	—
Retail – Jewelry	—	40,953	—
Semiconductor Components/Integrated Circuits	62,015	93,717	—
Soap and Cleaning Preparations	—	113,994	—
Steel Producers	—	111,783	—
Tobacco	130,729	207,782	—
Toys	89,572	21,344	—
Transportation – Marine	—	84,211	—
Transportation – Services	—	237,071	—
Wireless Equipment	115,952	52,629	—
All Other	3,640,872	—	—
U.S. Treasury Notes/Bonds	—	30,610	—

Money Market	—	3,973,026	—
Total Investments in Securities	$ 5,035,325	$ 7,516,814	$ —
Investment in Purchased Option	$ —	$ (58,722)	$ —
Other Financial Instruments(b):	$ (1,965)	$ —	$ —

(a)	Includes fair value factors.
(b)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2012)
	Balance as of September 30, 2012	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2012
Investments in Securities:
Capital Protection Agreement
Janus Protected Series - Global	$0	$ -	$0	$ 0	$ -	$ -	$0

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Protected Series - Global	$ 204,892

Janus Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts			Value
Common Stock — 36.6%
Agricultural Chemicals — 0.2%
2,415	Monsanto Co.		$228,580
Apparel Manufacturers — 1.1%
11,782	Coach, Inc.		654,019
53,972	Prada SpA		521,791
			1,175,810
Applications Software — 0.6%
10,435	Intuit, Inc.		620,883
Athletic Footwear — 0.7%
14,316	NIKE, Inc. - Class B		738,706
Beverages - Wine and Spirits — 0.7%
7,025	Pernod-Ricard S.A.		825,953
Brewery — 1.3%
9,139	Anheuser-Busch InBev N.V. (ADR)		798,840
12,841	SABMiller PLC		604,306
			1,403,146
Cable/Satellite Television — 0.6%
6,570	Time Warner Cable, Inc.		638,538
Commercial Banks — 0.2%
13,400	Banco do Brasil S.A.		170,986
Commercial Services - Finance — 0.5%
1,148	MasterCard, Inc. - Class A		563,989
Computer Aided Design — 0.4%
3,494	ANSYS, Inc.*		235,286
7,039	Autodesk, Inc.*		248,829
			484,115
Computers — 3.2%
6,714	Apple, Inc.**		3,578,763
Computers - Integrated Systems — 0.1%
1,988	Teradata Corp.*		123,037
Computers - Memory Devices — 0.3%
12,129	EMC Corp.*		306,864
Consulting Services — 0.2%
4,918	Verisk Analytics, Inc. - Class A*		250,818
Containers - Metal and Glass — 0.7%
17,243	Ball Corp.		771,624
Cosmetics and Toiletries — 0.4%
4,198	Colgate-Palmolive Co.		438,859
Distribution/Wholesale — 0.8%
6,492	Fastenal Co.		303,112
3,144	W.W. Grainger, Inc.		636,251
			939,363
Diversified Operations — 0.6%
12,516	Danaher Corp.		699,644
E-Commerce/Products — 1.1%
1,027	Amazon.com, Inc.*		257,921
18,640	eBay, Inc.*		951,013
			1,208,934
E-Commerce/Services — 0.1%
160	priceline.com, Inc.*		99,392
Electronic Components - Miscellaneous — 0.6%
16,673	TE Connectivity, Ltd. (U.S. Shares)		618,902
Electronic Components – Semiconductors — 0.3%
47,905	ON Semiconductor Corp.*		337,730
Electronic Connectors — 0.4%
6,980	Amphenol Corp. - Class A		451,606
Electronic Security Devices — 0.1%
5,308	Tyco International, Ltd. (U.S. Shares)		155,259
Enterprise Software/Services — 1.1%
36,758	Oracle Corp.**		1,224,777
Food - Retail — 0.1%
1,673	Whole Foods Market, Inc.		152,795
Industrial Automation and Robotics — 0.6%
3,400	FANUC Corp.		632,387
Industrial Gases — 0.6%
6,284	Praxair, Inc.		687,784
Instruments - Controls — 0.5%
16,065	Sensata Technologies Holding N.V.*		521,791
Internet Content - Information/News — 0.1%
881	LinkedIn Corp. - Class A*		101,156
Internet Media — 0.1%
6,064	Facebook, Inc. - Class A*		161,484
Investment Management and Advisory Services — 0.3%
5,779	T. Rowe Price Group, Inc.		376,386
Life and Health Insurance — 0.4%
14,082	Prudential PLC (ADR)		402,041
Medical - Biomedical and Genetic — 1.4%
7,062	Celgene Corp.*		555,921
10,289	Gilead Sciences, Inc.*		755,727
6,678	Vertex Pharmaceuticals, Inc.*		280,075
			1,591,723
Medical - Drugs — 0.9%
4,200	Medivation, Inc.*		214,872
7,015	Shire PLC		215,418
8,946	Valeant Pharmaceuticals International, Inc. (U.S. Shares)		534,702
			964,992
Medical - Generic Drugs — 0.7%
7,599	Perrigo Co.		790,524
Medical - HMO — 0.2%
5,906	Aetna, Inc.		273,448
Medical - Wholesale Drug Distributors — 0.4%
9,374	AmerisourceBergen Corp.		404,769
Medical Products — 0.6%
6,923	Covidien PLC (U.S. Shares)**		399,734
3,759	Varian Medical Systems, Inc.*		264,032
			663,766
Metal Processors and Fabricators — 1.0%
6,083	Precision Castparts Corp.		1,152,242
Multimedia — 0.3%
6,147	Walt Disney Co.		306,059
Oil and Gas Drilling — 0.4%
6,995	Helmerich & Payne, Inc.		391,790
Oil Companies - Exploration and Production — 0.6%
2,777	EOG Resources, Inc.		335,434
3,748	Noble Energy, Inc.		381,321
			716,755
Oil Companies - Integrated — 0.1%
8,484	Petroleo Brasileiro S.A. (ADR)		165,183
Oil Field Machinery and Equipment — 0.6%
7,390	Dresser-Rand Group, Inc.*		414,875
3,563	National Oilwell Varco, Inc.		243,531
			658,406
Pharmacy Services — 0.7%
13,839	Express Scripts Holding Co.*		747,306
Pipelines — 1.0%
30,028	Kinder Morgan, Inc.		1,060,889
Recreational Vehicles — 0.1%
1,011	Polaris Industries, Inc.		85,076
REIT - Health Care — 0.1%
2,584	Ventas, Inc.		167,237
REIT - Regional Malls — 0.2%
1,385	Simon Property Group, Inc.		218,955
Retail - Apparel and Shoe — 1.1%
26,103	Limited Brands, Inc.**		1,228,407
Retail - Auto Parts — 0.6%
1,910	AutoZone, Inc.*		676,961
Retail - Discount — 0.5%
5,105	Costco Wholesale Corp.		504,221
Retail - Major Department Stores — 0.9%
17,948	Nordstrom, Inc.		960,218
962	TJX Cos., Inc.		40,837
			1,001,055
Semiconductor Components/Integrated Circuits — 0.5%
37,698	Atmel Corp.*		246,922
20,731	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		355,744
			602,666
Soap and Cleaning Preparations — 0.4%
6,666	Reckitt Benckiser Group PLC		417,517
Telecommunication Services — 0.4%
11,917	Amdocs, Ltd. (U.S. Shares)		405,059
Television — 0.7%
21,840	CBS Corp. - Class B		831,012
Tobacco — 0.4%
4,848	Philip Morris International, Inc.		405,487
Toys — 0.6%
18,843	Mattel, Inc.		690,031
Transportation - Railroad — 0.6%
4,815	Canadian Pacific Railway, Ltd.		488,570
1,310	Union Pacific Corp.		164,693
			653,263
Transportation - Services — 0.3%
4,447	C.H. Robinson Worldwide, Inc.		281,139
Vitamins and Nutrition Products — 0.2%
4,248	Mead Johnson Nutrition Co.		279,901
Wireless Equipment — 1.1%
7,624	Crown Castle International Corp.*		550,148
11,152	Motorola Solutions, Inc.		620,943
			1,171,091
Total Common Stock (cost $34,416,956)			40,599,032
Purchased Option - Call — 0.1%
625	SPDR S&P 500 Trust (ETF) expires March 2013 exercise price $150.00 (premiums paid $100,000)		78,346
U.S. Treasury Notes/Bonds — 2.5%
U.S. Treasury Note/Bonds:
$1,250,000	1.0000%, 9/30/16		1,273,828
1,520,000	0.8750%, 11/30/16		1,541,494
Total U.S. Treasury Notes/Bonds (cost $2,777,435)			2,815,322
Money Market — 60.8%
67,541,395	Janus Cash Liquidity Fund LLC, 0% (cost $67,541,395)		67,541,395
Capital Protection Agreement — 0%
1	Janus Protected Series - Growth with BNP Paribas Prime Brokerage, Inc. ºº ,§ exercise price at 9/30/12 $8.13 (cost $0)		0
Total Investments (total cost $104,835,786) – 100%			$111,034,095
Summary of Investments by Country – (Long Positions) December 31, 2012 (Unaudited)
Country	Value	% of Investment Securities
	$78,346	0.1%
Belgium	798,840	0.7%
Brazil	336,169	0.3%
Canada	1,023,272	0.9%
France	825,953	0.7%
Guernsey	405,059	0.4%
Ireland	399,734	0.3%
Italy	521,791	0.5%
Japan	632,387	0.6%
Jersey	215,418	0.2%
Netherlands	521,791	0.5%
Switzerland	774,161	0.7%
Taiwan	355,744	0.3%
United Kingdom	1,423,864	1.3%
United States††	102,721,566	92.5%
Total	$111,034,095	100.0%
††	Includes Cash Equivalents of 60.8%.

Financial Future - Short
50 Contracts	S&P 500® E-mini expires March 2013, principal amount $1,965,275 value $2,007,905 cumulative depreciation	$(42,630)

Schedule of Purchased Options – Zero Strike Calls	Premium to be Paid	Value	Unrealized Depreciation
BNP IVIX Index Expires March 2013 22,417 contracts Exercise price $0.00	$(687,453)	$449,474	$(237,979)
BNP IVIX Index Expires March 2013 23,990 contracts Exercise price $0.00	(703,850)	481,014	(222,836)
Total Purchased Options – Zero Strike Calls	$(1,391,303)	$930,488	$(460,815)

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

ETF Exchange-Traded Fund

PLC Public Limited Company

REIT Real Estate Investment Trust

SPDR Standard & Poor’s Depositary Receipt

U.S. Shares Securities of foreign companies trading on an American Stock Exchange

* Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates

ºº Schedule of Fair Valued Securities (as of December 31, 2012)

		Value as a % of Investment
	Value	Securities
Janus Protected Series – Growth Capital Protection Agreement	$0	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2012)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Protected Series – Growth Capital Protection Agreement	12/15/11	$ 0	$ 0	0.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs

Common Stock
Apparel Manufacturers	$654,019	$521,791	$—
Beverages – Wine and Spirits	—	825,953	—
Brewery	—	1,403,146	—
Commercial Banks	—	170,986	—
Industrial Automation and Robotics	—	632,387	—
Life and Health Insurance	—	402,041	—
Medical – Drugs	749,574	215,418	—
Oil Companies – Integrated	—	165,183	—
Soap and Cleaning Preparations	—	417,517	—
All Other	34,441,017	—	—
U.S. Treasury Notes/Bonds	—	2,815,322	—

Money Market	—	67,541,395	—
Total Investments in Securities	$ 35,844,610	$ 75,111,139	$ —
Investments in Purchased Options	$ —	$ (382,469)	$ —
Other Financial Instruments(b)	$ (32,727)	$ —	$ —

(a)	Includes factor value factors.
(b)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2012)
	Balance as of September 30, 2012	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2012
Investments in Securities:
Capital Protection Agreement
Janus Protected Series - Growth	$0	$ -	$ -	$ -	$ -	$ -	$0

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Protected Series - Growth	$ 2,055,875

Janus Research Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.8%
Agricultural Chemicals — 1.6%
582,504	Monsanto Co.	$55,134,004
Airlines — 0.7%
964,303	United Continental Holdings, Inc.*	22,545,404
Apparel Manufacturers — 0.7%
428,330	Coach, Inc.	23,776,598
Applications Software — 3.3%
735,113	Intuit, Inc.	43,739,224
2,445,011	Microsoft Corp.**	65,355,144
109,094,368
Athletic Footwear — 0.8%
515,436	NIKE, Inc. - Class B	26,596,498
Automotive - Cars and Light Trucks — 1.3%
3,348,731	Ford Motor Co.	43,366,066
Automotive - Truck Parts and Equipment - Original — 0.8%
389,761	WABCO Holdings, Inc.*	25,408,520
Beverages - Non-Alcoholic — 1.8%
1,337,016	Coca-Cola Co.	48,466,830
233,014	Monster Beverage Corp.*	12,321,780
60,788,610
Beverages - Wine and Spirits — 1.0%
513,333	Brown-Forman Corp. - Class B	32,468,312
Cable/Satellite Television — 2.9%
1,334,382	Comcast Corp. - Class A	49,879,199
468,530	Time Warner Cable, Inc.	45,536,431
95,415,630
Casino Hotels — 0.8%
1,621,106	MGM Resorts International*	18,869,674
82,331	Wynn Resorts, Ltd.	9,261,414
28,131,088
Casino Services — 0.5%
1,198,215	International Game Technology	16,978,707
Chemicals - Diversified — 1.0%
580,163	LyondellBasell Industries N.V. - Class A	33,121,506
Commercial Services - Finance — 1.0%
64,631	MasterCard, Inc. - Class A	31,751,918
Computer Aided Design — 0.5%
246,967	ANSYS, Inc.*	16,630,758
Computers — 5.3%
331,114	Apple, Inc.	176,493,695
Consumer Products - Miscellaneous — 1.2%
494,308	Kimberly-Clark Corp.	41,734,424
Containers - Metal and Glass — 1.1%
954,439	Crown Holdings, Inc.*	35,132,900
Cosmetics and Toiletries — 2.3%
568,511	Colgate-Palmolive Co.	59,432,140
283,486	Estee Lauder Cos., Inc. - Class A	16,969,472
76,401,612
Decision Support Software — 0.5%
495,099	MSCI, Inc.*	15,343,118
Dental Supplies and Equipment — 0.7%
636,084	Patterson Cos., Inc.	21,773,155
Dialysis Centers — 0.8%
228,382	DaVita HealthCare Partners, Inc.*	25,243,062
Distribution/Wholesale — 0.7%
513,975	Fastenal Co.	23,997,493
Diversified Banking Institutions — 0.4%
331,300	JPMorgan Chase & Co.	14,567,261
Diversified Operations — 2.6%
864,000	Danaher Corp.	48,297,600
608,540	Dover Corp.	39,987,163
88,284,763
E-Commerce/Products — 2.6%
168,496	Amazon.com, Inc.*	42,316,085
848,582	eBay, Inc.*	43,294,654
85,610,739
E-Commerce/Services — 1.1%
58,021	priceline.com, Inc.*	36,042,645
Electric – Transmission — 0.4%
415,857	Brookfield Infrastructure Partners L.P.	14,658,959
Electronic Components - Miscellaneous — 2.2%
1,981,770	TE Connectivity, Ltd. (U.S. Shares)	73,563,302
Electronic Components – Semiconductors — 1.9%
971,065	International Rectifier Corp.*	17,216,982
2,467,611	ON Semiconductor Corp.*	17,396,658
806,238	Xilinx, Inc.	28,943,944
63,557,584
Electronic Connectors — 1.0%
526,505	Amphenol Corp. - Class A	34,064,873
Enterprise Software/Services — 3.5%
1,041,809	Informatica Corp.*	31,587,649
2,530,904	Oracle Corp.	84,329,721
115,917,370
Finance - Credit Card — 1.5%
335,276	American Express Co.	19,271,665
198,188	Visa, Inc. - Class A	30,041,337
49,313,002
Food - Confectionary — 1.5%
704,177	Hershey Co.	50,855,663
Food - Miscellaneous/Diversified — 1.3%
666,773	McCormick & Co., Inc.	42,360,089
Food - Retail — 0.3%
120,422	Whole Foods Market, Inc.	10,998,141
Hotels and Motels — 0.6%
578,691	Marriott International, Inc. - Class A	21,567,814
Instruments - Controls — 1.1%
1,142,637	Sensata Technologies Holding N.V.*	37,112,850
Insurance Brokers — 0.4%
264,449	Aon PLC	14,703,364
Investment Management and Advisory Services — 0.4%
201,450	T. Rowe Price Group, Inc.	13,120,439
Machinery - General Industrial — 0.5%
160,166	Roper Industries, Inc.	17,855,306
Medical - Biomedical and Genetic — 2.0%
296,890	Celgene Corp.*	23,371,181
351,501	Gilead Sciences, Inc.*	25,817,748
416,714	Vertex Pharmaceuticals, Inc.*	17,476,985
66,665,914
Medical - Drugs — 2.1%
255,138	Allergan, Inc.	23,403,809
347,352	Jazz Pharmaceuticals PLC*	18,479,126
533,468	Medivation, Inc.*	27,292,223
69,175,158
Medical - HMO — 1.2%
897,417	Aetna, Inc.	41,550,407
Medical - Wholesale Drug Distributors — 0.8%
624,658	AmerisourceBergen Corp.	26,972,732
Medical Products — 1.3%
326,424	Covidien PLC (U.S. Shares)	18,847,722
327,790	Varian Medical Systems, Inc.*	23,023,969
41,871,691
Metal Processors and Fabricators — 1.6%
286,021	Precision Castparts Corp.	54,178,098
Multimedia — 2.7%
1,984,938	News Corp. - Class A	50,695,316
764,515	Walt Disney Co.	38,065,202
88,760,518
Networking Products — 1.7%
2,878,124	Cisco Systems, Inc.	56,555,137
Oil - Field Services — 0.5%
253,013	Schlumberger, Ltd. (U.S. Shares)	17,531,271
Oil and Gas Drilling — 0.5%
295,553	Helmerich & Payne, Inc.	16,553,924
Oil Companies - Exploration and Production — 2.6%
223,876	EOG Resources, Inc.	27,041,982
255,036	Noble Energy, Inc.	25,947,363
255,630	Occidental Petroleum Corp.	19,583,814
293,055	Whiting Petroleum Corp.*	12,709,795
85,282,954
Oil Field Machinery and Equipment — 0.3%
153,453	National Oilwell Varco, Inc.	10,488,513
Oil Refining and Marketing — 0.4%
512,029	PBF Energy, Inc.	14,874,442
Pharmacy Services — 2.4%
923,418	Express Scripts Holding Co.*	49,864,572
868,390	Omnicare, Inc.	31,348,879
81,213,451
Pipelines — 0.5%
362,974	Enterprise Products Partners L.P.	18,177,738
Real Estate Management/Services — 0.4%
173,824	Jones Lang LaSalle, Inc.	14,590,787
REIT - Health Care — 0.4%
220,140	Ventas, Inc.	14,247,461
REIT - Regional Malls — 0.6%
117,081	Simon Property Group, Inc.	18,509,335
Retail - Apparel and Shoe — 1.2%
777,804	American Eagle Outfitters, Inc.	15,952,760
513,817	Limited Brands, Inc.	24,180,228
40,132,988
Retail - Auto Parts — 0.9%
87,127	AutoZone, Inc.*	30,880,423
Retail - Discount — 2.3%
537,687	Costco Wholesale Corp.	53,107,345
394,083	Family Dollar Stores, Inc.	24,988,803
78,096,148
Retail - Gardening Products — 0.9%
331,605	Tractor Supply Co.	29,300,618
Retail - Major Department Stores — 1.2%
426,026	Nordstrom, Inc.	22,792,391
397,455	TJX Cos., Inc.	16,871,965
39,664,356
Semiconductor Components/Integrated Circuits — 1.3%
6,391,540	Atmel Corp.*	41,864,587
Semiconductor Equipment — 0.4%
300,938	KLA-Tencor Corp.	14,372,799
Software Tools — 0.9%
335,653	VMware, Inc. - Class A*	31,598,373
Super-Regional Banks — 0.4%
469,638	U.S. Bancorp	15,000,238
Telecommunication Services — 1.2%
1,143,414	Amdocs, Ltd. (U.S. Shares)	38,864,642
Television — 1.1%
974,961	CBS Corp. - Class B	37,097,266
Therapeutics — 0.5%
317,430	BioMarin Pharmaceutical, Inc.*	15,633,427
Tobacco — 1.3%
528,908	Philip Morris International, Inc.	44,237,865
Toys — 0.7%
672,906	Mattel, Inc.	24,641,818
Transactional Software — 1.0%
611,414	Solera Holdings, Inc.	32,692,307
Transportation - Railroad — 1.5%
390,509	Union Pacific Corp.	49,094,791
Transportation - Services — 1.5%
388,737	C.H. Robinson Worldwide, Inc.	24,575,953
292,922	FedEx Corp.	26,866,806
51,442,759
Vitamins and Nutrition Products — 0.6%
291,450	Mead Johnson Nutrition Co.	19,203,640
Web Portals/Internet Service Providers — 1.5%
69,565	Google, Inc. - Class A*	49,347,324
Wireless Equipment — 2.8%
543,978	Crown Castle International Corp.*	39,253,452
961,689	Motorola Solutions, Inc.	53,546,844
92,800,296
Total Common Stock (cost $2,750,260,254)	$3,334,647,806
Money Market — 0.2%
7,920,000	Janus Cash Liquidity Fund LLC, 0% (cost $7,920,000)	7,920,000
Total Investments (total cost $2,758,180,254) – 100%	$3,342,567,806
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$14,658,959	0.4%
Curacao	17,531,271	0.5%
Guernsey	38,864,642	1.2%
Ireland	37,326,848	1.1%
Netherlands	70,234,356	2.1%
Switzerland	73,563,302	2.2%
United Kingdom	14,703,364	0.5%
United States††	3,075,685,064	92.0%
Total	$3,342,567,806	100.0%
††	Includes Cash Equivalents of 0.2%.

Notes to Schedule of Investments (unaudited)

PLC Public Limited Company

REIT Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of December 31, 2012 )		Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
All Other	$3,334,647,806	$—	$—

Money Market	—	7,920,000	—
Total Investments in Securities		$3,334,647,806	$7,920,000	$—

(a) Includes fair value factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Research Fund	$ 34,749,000

Janus Triton Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 91.9%
Aerospace and Defense — 1.4%
407,156	TransDigm Group, Inc.	$ 55,519,792
Aerospace and Defense – Equipment — 1.6%
2,035,385	HEICO Corp. - Class A£	65,091,612
Apparel Manufacturers — 1.6%
1,160,788	Carter's, Inc.*	64,597,852
Applications Software — 1.4%
2,611,005	RealPage, Inc.*	56,319,378
Auction House - Art Dealer — 1.2%
2,263,853	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	47,291,889
Audio and Video Products — 0.5%
1,215,809	DTS, Inc.*,£	20,304,010
Auto Repair Centers — 1.3%
1,524,358	Monro Muffler Brake, Inc.	53,306,799
Commercial Banks — 0.8%
587,773	SVB Financial Group*	32,897,655
Commercial Services — 1.4%
438,781	CoStar Group, Inc.*	39,213,858
725,771	Standard Parking Corp.*	15,959,704
55,173,562
Commercial Services - Finance — 1.5%
2,458,760	Euronet Worldwide, Inc.*	58,026,736
Computer Software — 3.4%
2,903,926	Blackbaud, Inc. £	66,296,630
2,968,416	SS&C Technologies Holdings, Inc.*	68,629,778
134,926,408
Computers - Integrated Systems — 1.3%
1,282,249	Jack Henry & Associates, Inc.	50,341,096
Computers – Peripheral Equipment — 1.1%
529,913	Stratasys, Ltd.	42,472,527
Consulting Services — 1.0%
840,343	Gartner, Inc.*	38,672,585
Data Processing and Management — 1.6%
2,860,801	Broadridge Financial Solutions, Inc.	65,455,127
Decision Support Software — 1.9%
2,512,246	MSCI, Inc.*	77,854,504
Diagnostic Kits — 1.2%
270,370	IDEXX Laboratories, Inc.*	25,090,336
1,218,084	Quidel Corp.*	22,741,628
47,831,964
Distribution/Wholesale — 1.5%
905,779	WESCO International, Inc.*	61,076,678
Electric Products – Miscellaneous — 1.3%
5,464,665	GrafTech International, Ltd.*	51,313,204
Electronic Components – Semiconductors — 0.7%
4,212,700	ON Semiconductor Corp.*	29,699,535
Electronic Design Automation — 1.4%
4,247,891	Cadence Design Systems, Inc.*	57,389,007
Electronic Measuring Instruments — 2.0%
884,626	Measurement Specialties, Inc.*,£	30,395,749
858,232	Trimble Navigation, Ltd.*	51,305,109
81,700,858
Enterprise Software/Services — 1.7%
351,317	Guidewire Software, Inc.	10,441,141
1,913,892	Informatica Corp.*	58,029,206
68,470,347
Filtration and Separations Products — 1.9%
1,651,258	Polypore International, Inc.*	76,783,497
Finance - Auto Loans — 0.3%
130,174	Credit Acceptance Corp.*	13,236,092
Finance - Investment Bankers/Brokers — 0.7%
1,050,132	LPL Financial Holdings, Inc.	29,571,717
Finance - Other Services — 1.1%
1,190,217	MarketAxess Holdings, Inc.	42,014,660
Footwear and Related Apparel — 3.3%
1,473,910	Deckers Outdoor Corp.*	59,354,356
1,737,998	Wolverine World Wide, Inc.	71,223,158
130,577,514
Hazardous Waste Disposal — 0.8%
612,238	Clean Harbors, Inc.*	33,679,212
Home Furnishings — 0.5%
596,940	Tempur-Pedic International, Inc.*	18,797,641
Industrial Automation and Robotics — 1.0%
655,981	Nordson Corp.	41,405,521
Instruments - Controls — 2.6%
109,791	Mettler-Toledo International, Inc.*	21,222,600
2,545,726	Sensata Technologies Holding N.V.*	82,685,181
103,907,781
Investment Management and Advisory Services — 1.4%
1,071,478	Eaton Vance Corp.	34,126,574
719,494	Financial Engines, Inc.*	19,965,959
54,092,533
Machine Tools and Related Products — 1.1%
1,082,897	Kennametal, Inc.	43,315,880
Machinery - Construction and Mining — 1.1%
666,583	Joy Global, Inc.	42,514,664
Machinery - General Industrial — 1.4%
81,146	Tennant Co.	3,566,367
617,117	Wabtec Corp.	54,022,422
57,588,789
Medical - Biomedical and Genetic — 1.7%
825,469	Ariad Pharmaceuticals, Inc.*	15,832,495
1,225,291	Immunogen, Inc.*	15,622,460
1,046,280	Incyte Corp., Ltd.*	17,378,711
843,455	Seattle Genetics, Inc.*	19,568,156
68,401,822
Medical - Drugs — 0.9%
977,480	Alkermes PLC*	18,102,929
383,961	Medivation, Inc.*	19,643,445
37,746,374
Medical - Generic Drugs — 0.4%
692,689	Impax Laboratories, Inc.*	14,193,198
Medical Information Systems — 1.3%
685,671	athenahealth, Inc.*	50,362,535
Medical Instruments — 2.7%
2,474,976	Endologix, Inc.*	35,243,658
493,020	Techne Corp.	33,692,987
1,576,864	Volcano Corp.*	37,229,759
106,166,404
Medical Products — 1.6%
891,623	Varian Medical Systems, Inc.*	62,627,600
Oil - Field Services — 3.0%
428,170	Core Laboratories N.V.	46,803,263
1,757,071	PAA Natural Gas Storage L.P.	33,472,202
726,865	Targa Resources Corp.	38,407,547
118,683,012
Oil Companies - Exploration and Production — 0.3%
701,170	Ultra Petroleum Corp. (U.S. Shares)*	12,712,212
Oil Field Machinery and Equipment — 3.9%
2,070,915	Dresser-Rand Group, Inc.*	116,261,168
554,409	Dril-Quip, Inc.*	40,499,578
156,760,746
Patient Monitoring Equipment — 1.4%
2,679,964	Masimo Corp.	56,306,044
Pipelines — 1.8%
1,119,029	Copano Energy LLC	35,394,887
911,281	DCP Midstream Partners L.P.	38,045,982
73,440,869
Printing - Commercial — 1.0%
1,245,327	VistaPrint N.V. (U.S. Shares)*	40,921,445
Real Estate Management/Services — 1.2%
571,160	Jones Lang LaSalle, Inc.	47,943,170
Recreational Vehicles — 1.0%
494,016	Polaris Industries, Inc.	41,571,446
Retail - Catalog Shopping — 1.9%
992,861	MSC Industrial Direct Co., Inc. - Class A	74,841,862
Retail - Convenience Stores — 0.5%
366,204	Casey's General Stores, Inc.	19,445,432
Retail - Miscellaneous/Diversified — 0.7%
1,215,582	Sally Beauty Holdings, Inc.*	28,651,268
Retail - Petroleum Products — 1.1%
1,016,702	World Fuel Services Corp.	41,857,621
Retail - Sporting Goods — 0.9%
676,694	Hibbett Sports, Inc.*	35,661,774
Semiconductor Components/Integrated Circuits — 1.5%
9,194,845	Atmel Corp.*	60,226,235
Steel - Producers — 1.1%
738,335	Reliance Steel & Aluminum Co.	45,850,603
Theaters — 1.4%
3,833,321	National CineMedia, Inc.£	54,164,826
Therapeutics — 1.5%
480,700	BioMarin Pharmaceutical, Inc.*	23,674,475
313,774	Pharmacyclics, Inc.*	18,167,515
356,698	Synageva BioPharma Corp.*	16,511,550
58,353,540
Transactional Software — 1.8%
1,368,540	Solera Holdings, Inc.	73,175,834
Transportation - Railroad — 0.8%
401,178	Genesee & Wyoming, Inc. - Class A*	30,521,622
Transportation - Services — 1.7%
1,744,488	Expeditors International of Washington, Inc.	68,994,500
Transportation - Truck — 2.7%
1,196,354	Landstar System, Inc.	62,760,731
1,263,714	Old Dominion Freight Line, Inc.*	43,320,116
106,080,847
Virtual Reality Products — 0.8%
2,966,612	RealD, Inc.*,£	33,255,721
Wireless Equipment — 1.3%
753,829	SBA Communications Corp. - Class A*	53,536,936
Total Common Stock (cost $3,289,205,709)	3,675,674,124
Money Market — 8.1%
325,114,260	Janus Cash Liquidity Fund LLC, 0% (cost $325,114,260)	325,114,260
Total Investments (total cost $3,614,319,969) – 100%	$ 4,000,788,384
Summary of Investments by Country – (Long Positions) December 31, 2012
Country	Value	% of Investment Securities
Canada	$60,004,101	1.5%
Ireland	18,102,929	0.4%
Israel	42,472,527	1.1%
Netherlands	170,409,889	4.3%
United States††	3,709,798,938	92.7%
Total	$4,000,788,384	100.0%
††	Includes Cash Equivalents of 8.1%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized (Loss)	Dividend Income	Value at 12/31/12
Janus Triton Fund
Blackbaud, Inc.	892,118	$ 20,078,435	-	$ -	$ -	$ 306,148	$ 66,296,630
DTS, Inc.*	90,240	1,775,572	-	-	-	-	28,304,010
HEICO Corp. – Class A	202,293	6,461,210	-	-	-	4,445,309	65,091,612
Measurement Specialties, Inc.*	14,889	497,082	-	-	-	-	30,395,749
National CineMedia, Inc.	232,791	3,392,526	-	-	-	826,190	54,164,826
RealD, Inc.*	228,134	2,188,078	-	-	-	-	33,255,721
		$ 34,392,903		$ -	$ -	$ 5,577,647	$ 277,508,548
The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.
Valuation Inputs Summary (as of December 31, 2012 )
				Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)		Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock				$3,675,674,124	$—		$—
Money Market				—	325,114,260		—
Total Investments in Securities				$3,675,674,124	$325,114,260		$—

(a) Includes fair value factors.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares			Value
Common Stock — 98.0%
Apparel Manufacturers — 1.2%
10,670,300	Prada SpA		$103,158,416
Applications Software — 3.3%
10,310,545	Microsoft Corp.		275,600,868
Athletic Footwear — 1.6%
2,643,970	NIKE, Inc. - Class B		136,428,852
Beverages - Wine and Spirits — 1.2%
829,710	Pernod-Ricard S.A.		97,551,861
Brewery — 0%
2,820,878	Anheuser-Busch InBev N.V. - VVPR Strip*		3,723
Casino Hotels — 2.2%
15,416,252	MGM Resorts International*		179,445,173
Commercial Services - Finance — 1.2%
209,280	MasterCard, Inc. - Class A		102,815,078
Computers — 12.4%
1,936,572	Apple, Inc.		1,032,250,973
Computers - Memory Devices — 3.7%
12,154,100	EMC Corp.*		307,498,730
E-Commerce/Products — 8.8%
325,750	Amazon.com, Inc.*		81,808,855
12,744,491	eBay, Inc.*		650,223,931
			732,032,786
Electronic Components - Miscellaneous — 2.4%
5,439,125	TE Connectivity, Ltd. (U.S. Shares)		201,900,320
Electronic Connectors — 1.3%
1,736,792	Amphenol Corp. - Class A		112,370,443
Enterprise Software/Services — 3.0%
7,448,712	Oracle Corp.		248,191,084
Hotels and Motels — 1.6%
3,510,595	Marriott International, Inc. - Class A		130,839,876
Industrial Automation and Robotics — 5.0%
2,213,100	FANUC Corp.		411,627,819
Life and Health Insurance — 4.4%
38,376,400	AIA Group, Ltd.		152,951,755
14,988,207	Prudential PLC		209,101,713
			362,053,468
Medical - Biomedical and Genetic — 9.5%
7,536,741	Celgene Corp.*		593,292,251
1,344,388	Gilead Sciences, Inc.*		98,745,299
2,255,506	Vertex Pharmaceuticals, Inc.*		94,595,922
			786,633,472
Metal - Diversified — 1.4%
14,909,236	Turquoise Hill Resources, Ltd. (U.S. Shares)*		113,459,286
Metal Processors and Fabricators — 2.8%
1,212,310	Precision Castparts Corp.		229,635,760
Multimedia — 6.3%
20,451,315	News Corp. - Class A		522,326,585
Oil - Field Services — 1.4%
1,667,025	Schlumberger, Ltd. (U.S. Shares)		115,508,162
Oil Companies - Exploration and Production — 0.4%
17,137,900	OGX Petroleo e Gas Participacoes S.A.*		37,583,490
Pharmacy Services — 5.7%
8,725,358	Express Scripts Holding Co.*		471,169,332
Retail - Apparel and Shoe — 4.5%
7,945,185	Limited Brands, Inc.		373,900,406
Retail - Jewelry — 3.1%
3,196,597	Cie Financiere Richemont S.A.		255,680,881
Transportation - Services — 5.2%
2,458,240	C.H. Robinson Worldwide, Inc.		155,409,933
3,786,180	United Parcel Service, Inc. - Class B		279,155,051
			434,564,984
Wireless Equipment — 4.4%
5,077,480	Crown Castle International Corp.*		366,390,957
Total Common Stock (cost $5,465,934,086)			$8,140,622,785
Money Market — 2.0%
163,471,791	Janus Cash Liquidity Fund LLC, 0% (cost $163,471,791)		$163,471,791
Total Investments (total cost $5,629,405,877) – 100%			$8,304,094,576

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$3,723	0.0%
Brazil	37,583,490	0.5%
Canada	113,459,286	1.4%
Curacao	115,508,162	1.4%
France	97,551,861	1.2%
Hong Kong	152,951,755	1.8%
Italy	103,158,416	1.2%
Japan	411,627,819	5.0%
Switzerland	457,581,201	5.5%
United Kingdom	209,101,713	2.5%
United States††	6,605,567,150	79.5%
Total	$8,304,094,576	100.0%
††	Includes Cash Equivalents of 2.0%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$-	$103,158,416	$-
Beverages - Wine and Spirits	-	97,551,861	-
Industrial Automation and Robotics	-	411,627,819	-
Life and Health Insurance	-	362,053,468	-
Oil Companies – Exploration and Production	-	37,583,490	-
Retail - Jewelry	-	255,680,881	-
All Other	6,872,966,850	-	-

Money Market	-	163,471,791	-

Total Investments in Securities	$ 6,872,966,850	$1,431,127,726	$-

(a) Includes fair valued factors.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 92.5%
Aerospace and Defense – Equipment — 1.8%
1,048,836	HEICO Corp. - Class A	$ 33,541,775
Agricultural Chemicals — 1.1%
984,334	Intrepid Potash, Inc.	20,956,471
Apparel Manufacturers — 4.2%
605,229	Carter's, Inc.*	33,680,994
973,336	Maidenform Brands, Inc.*	18,970,319
6,157,726	Quiksilver, Inc.*	26,170,335
		78,821,648
Applications Software — 2.0%
1,711,769	RealPage, Inc.*	36,922,857
Auction House - Art Dealer — 1.3%
1,171,474	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	24,472,092
Audio and Video Products — 0.8%
868,390	DTS, Inc.*	14,502,113
Auto Repair Centers — 1.4%
740,956	Monro Muffler Brake, Inc.	25,911,231
Commercial Services — 2.1%
215,288	CoStar Group, Inc.*	19,240,289
941,704	Standard Parking Corp.*,£	20,708,071
		39,948,360
Commercial Services - Finance — 2.2%
282,399	Cardtronics, Inc.*	6,704,152
1,459,107	Euronet Worldwide, Inc.*	34,434,925
		41,139,077
Computer Services — 1.2%
110,341	FleetMatics Group PLC	2,776,179
1,548,376	LivePerson, Inc.*	20,345,661
		23,121,840
Computer Software — 5.8%
1,693,501	Blackbaud, Inc.	38,662,628
441,047	Cornerstone OnDemand, Inc.*	13,024,118
1,407,626	Envestnet, Inc.*	19,636,383
1,702,804	SS&C Technologies Holdings, Inc.*	39,368,828
		110,691,957
Computers – Peripheral Equipment — 1.1%
270,617	Stratasys, Ltd.	21,689,953
Consulting Services — 1.1%
451,094	Gartner, Inc.*	20,759,346
Consumer Products - Miscellaneous — 1.4%
609,494	SodaStream International, Ltd.*	27,360,186
Data Processing and Management — 2.0%
1,637,219	Broadridge Financial Solutions, Inc.	37,459,571
Decision Support Software — 1.4%
841,328	MSCI, Inc.*	26,072,755
Diagnostic Kits — 1.5%
1,552,803	Quidel Corp.*	28,990,832
Distribution/Wholesale — 1.7%
482,114	WESCO International, Inc.*	32,508,947
Diversified Operations — 0%
867,990	Digital Domain - Private Placement §	1
Electric Products – Miscellaneous — 1.5%
3,102,274	GrafTech International, Ltd.*	29,130,353
Electronic Components – Semiconductors — 1.5%
1,570,203	International Rectifier Corp.*	27,839,699
Electronic Measuring Instruments — 1.2%
651,230	Measurement Specialties, Inc.*	22,376,263
Enterprise Software/Services — 1.5%
186,349	Guidewire Software, Inc.	5,538,292
469,180	Tyler Technologies, Inc.*	22,727,079
		28,265,371
Filtration and Separations Products — 2.0%
804,903	Polypore International, Inc.*	37,427,990
Finance - Auto Loans — 0.4%
65,561	Credit Acceptance Corp.*	6,666,242
Finance - Other Services — 1.6%
878,554	MarketAxess Holdings, Inc.	31,012,956
Footwear and Related Apparel — 3.6%
715,837	Deckers Outdoor Corp.*	28,826,756
977,945	Wolverine World Wide, Inc.	40,076,186
		68,902,942
Hazardous Waste Disposal — 0.9%
1,190,460	Heritage-Crystal Clean, Inc.*,£	17,868,805
Health Care Cost Containment — 1.2%
1,600,055	ExamWorks Group, Inc.*	22,384,769
Human Resources — 1.4%
2,245,877	Resources Connection, Inc. £	26,815,771
Industrial Automation and Robotics — 1.3%
386,347	Nordson Corp.	24,386,223
Internet Content - Information/News — 0.4%
423,459	Yelp, Inc.*	7,982,202
Investment Management and Advisory Services — 2.2%
709,453	Financial Engines, Inc.*	19,687,321
3,490,821	WisdomTree Investments, Inc.*	21,363,824
		41,051,145
Machinery - General Industrial — 1.8%
41,016	Tennant Co.	1,802,653
361,462	Wabtec Corp.	31,642,384
		33,445,037
Medical - Biomedical and Genetic — 1.9%
467,879	Ariad Pharmaceuticals, Inc.*	8,973,919
669,927	Immunogen, Inc.*	8,541,569
599,589	Incyte Corp., Ltd.*	9,959,173
356,877	Seattle Genetics, Inc.*	8,279,547
		35,754,208
Medical - Drugs — 0.4%
940,670	Achillion Pharmaceuticals, Inc.*	7,544,173
Medical - Generic Drugs — 0.4%
394,250	Impax Laboratories, Inc.*	8,078,183
Medical Equipment — 0.6%
1,336,157	Novadaq Technologies, Inc.*	11,865,074
Medical Information Systems — 1.5%
375,984	athenahealth, Inc.*	27,616,025
Medical Instruments — 5.2%
679,569	Conceptus, Inc.*	14,277,745
2,363,387	Endologix, Inc.*	33,654,631
407,788	Techne Corp.	27,868,232
953,388	Volcano Corp.*	22,509,490
		98,310,098
Oil - Field Services — 2.2%
1,210,519	PAA Natural Gas Storage L.P.	23,060,387
361,007	Targa Resources Corp.	19,075,610
		42,135,997
Oil Field Machinery and Equipment — 3.8%
841,367	Dresser-Rand Group, Inc.*	47,234,344
338,045	Dril-Quip, Inc.*	24,694,187
		71,928,531
Patient Monitoring Equipment — 1.5%
1,368,847	Masimo Corp.	28,759,475
Pipelines — 2.5%
802,768	Copano Energy LLC	25,391,552
528,856	DCP Midstream Partners L.P.	22,079,738
		47,471,290
Printing - Commercial — 1.1%
647,992	VistaPrint N.V. (U.S. Shares)*	21,293,017
Retail - Automobile — 0.7%
719,451	Rush Enterprises, Inc. - Class B*,£	12,453,697
Retail - Convenience Stores — 0.9%
330,760	Casey's General Stores, Inc.	17,563,356
Retail - Discount — 0.8%
1,050,773	Gordmans Stores, Inc.*,£	15,782,610
Retail - Petroleum Products — 1.2%
539,317	World Fuel Services Corp.	22,203,681
Retail - Sporting Goods — 1.4%
497,620	Hibbett Sports, Inc.*	26,224,574
Schools — 1.2%
1,129,600	K12, Inc.*	23,089,024
Theaters — 1.8%
2,352,984	National CineMedia, Inc.	33,247,664
Therapeutics — 0.6%
234,737	Synageva BioPharma Corp.*	10,865,976
Transportation - Services — 2.0%
1,116,365	Hub Group, Inc. - Class A*	37,509,864
Transportation - Truck — 2.8%
583,571	Landstar System, Inc.	30,614,135
641,594	Old Dominion Freight Line, Inc.*	21,993,842
		52,607,977
Virtual Reality Products — 1.4%
2,360,783	RealD, Inc.*	26,464,377
Total Common Stock (cost $1,571,600,855)		1,749,195,651
Money Market — 7.5%

142,804,019	Janus Cash Liquidity Fund LLC, 0% (cost $142,804,019)	142,804,019
Total Investments (total cost $1,714,404,874) – 100%		$ 1,891,999,670

Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Canada	$24,472,092	1.3%
Ireland	2,776,179	0.2%
Israel	49,050,139	2.6%
Netherlands	21,293,017	1.1%
United States††	1,794,408,243	94.8%
Total	$1,891,999,670	100.0%
††	Includes Cash Equivalents of 7.5%.

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Venture Fund Digital Domain – Private Placement	7/26/07	$ 7,291,119	$ 1	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2012. The issuer incurs all registration costs.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/12
Janus Venture Fund
Gordmans Stores, Inc.*	25,365	$ 374,027	-	$ -	$ -	$ -	$ 15,782,610
Heritage-Crystal Clean, Inc.*	39,165	675,672	-	-	-	-	17,868,805
Resources Connection, Inc.	630,180	7,561,437	-	-	-	115,475	26,815,771
Rush Enterprises, Inc. – Class B*	2,822	45,351	-	-	-	-	12,453,697
Standard Parking Corp.*,(1)	9,553	218,507	-	-	-	-	N/A
		$ 8,874,994		$ -	$ -	$ 115,475	$ 72,920,883
(1)	Company was no longer an affiliate as of December 31, 2012.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Common Stock
Diversified Operations	$—	$—	$1
All Other	1,749,195,650	—	—

Money Market	—	142,804,019	—

Total Investments in Securities	$1,749,195,650	$142,804,019	$1

(a)	Includes fair value factors.

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts			Value
Common Stock — 96.6%
Agricultural Operations — 0%
24,162,415	Chaoda Modern Agriculture Holdings, Ltd.ß, ∞		$935,247
Airlines — 1.3%
2,114,784	Delta Air Lines, Inc.*		25,102,486
Apparel Manufacturers — 0.9%
1,743,868	Prada SpA**		16,859,382
Automotive - Cars and Light Trucks — 1.5%
2,242,095	Ford Motor Co.		29,035,130
Beverages - Wine and Spirits — 1.2%
201,154	Pernod-Ricard S.A.**		23,650,368
Brewery — 1.2%
517,218	SABMiller PLC		24,340,624
Building - Residential and Commercial — 1.6%
28,415,488	Taylor Wimpey PLC		30,961,293
Cable/Satellite Television — 1.4%
737,737	Comcast Corp. - Class A		27,576,609
Casino Hotels — 0.7%
3,830,094	Echo Entertainment Group, Ltd.		13,807,155
Cellular Telecommunications — 1.4%
10,822,222	Vodafone Group PLC		27,212,152
Coal — 0.5%
16,140,500	Harum Energy Tbk PT		10,105,673
Commercial Banks — 0.7%
1,494,059	Turkiye Halk Bankasi A/S		14,714,923
Commercial Services — 0.9%
1,000,100	Anhanguera Educacional Participacoes S.A.		17,089,844
Computer Aided Design — 1.0%
277,867	ANSYS, Inc.*		18,711,564
Computers — 1.3%
48,707	Apple, Inc.		25,962,292
Computers - Memory Devices — 0.5%
426,417	EMC Corp.*		10,788,350
Dental Supplies and Equipment — 0.8%
472,044	Patterson Cos., Inc.		16,158,066
Distribution/Wholesale — 0.6%
6,064,590	Li & Fung, Ltd.		10,895,402
Diversified Banking Institutions — 8.8%
814,346	Citigroup, Inc.		32,215,527
1,425,545	Credit Suisse Group A.G.		35,778,612
878,404	JPMorgan Chase & Co.		38,623,424
1,594,426	Morgan Stanley		30,485,425
965,106	Societe Generale S.A.**		36,297,600
			173,400,588
Diversified Operations — 0.5%
177,815	Danaher Corp.		9,939,859
E-Commerce/Products — 1.2%
275,772	eBay, Inc.*		14,069,888
1,095,500	Rakuten, Inc.**		8,544,957
			22,614,845
Electric - Integrated — 0.5%
566,219	Fortum Oyj**		10,646,836
Electric – Transmission — 0.8%
423,595	Brookfield Infrastructure Partners L.P.		14,931,724
Electronic Components - Miscellaneous — 1.2%
633,119	TE Connectivity, Ltd. (U.S. Shares)		23,501,377
Electronic Security Devices — 1.2%
793,654	Tyco International, Ltd. (U.S. Shares)		23,214,380
Enterprise Software/Services — 2.4%
686,369	Informatica Corp.*		20,810,708
798,485	Oracle Corp.		26,605,520
			47,416,228
Financial Guarantee Insurance — 0.6%
4,451,562	MGIC Investment Corp.*		11,841,155
Food - Confectionary — 1.1%
301,648	Hershey Co.		21,785,019
Food - Miscellaneous/Diversified — 1.2%
645,947	Unilever N.V.**		24,371,245
Heart Monitors — 0.6%
149,173	HeartWare International, Inc.*		12,523,073
Hotels and Motels — 0.9%
491,258	Accor S.A.**		17,619,693
Independent Power Producer — 2.0%
1,680,889	NRG Energy, Inc.		38,643,638
Industrial Automation and Robotics — 1.7%
179,300	FANUC Corp.**		33,349,089
Industrial Gases — 1.7%
310,014	Praxair, Inc.		33,931,032
Instruments - Controls — 0.5%
323,465	Sensata Technologies Holding N.V.*,**		10,506,143
Internet Content - Entertainment — 0.5%
486,030	Youku Tudou, Inc. (ADR)*		8,865,187
Internet Gambling — 0.7%
8,056,063	Bwin.Party Digital Entertainment PLC		14,582,352
Investment Management and Advisory Services — 0.8%
1,039,200	Grupo BTG Pactual		15,802,523
Life and Health Insurance — 4.9%
13,324,800	AIA Group, Ltd.		53,106,897
2,557,211	CNO Financial Group, Inc.		23,858,779
1,376,624	Prudential PLC		19,205,395
			96,171,071
Machinery - Construction and Mining — 0.7%
225,100	Joy Global, Inc.		14,356,878
Machinery - General Industrial — 0.5%
413,100	Nabtesco Corp.**		9,143,334
Medical - Biomedical and Genetic — 2.4%
229,409	Celgene Corp.*,**		18,059,076
326,737	Gilead Sciences, Inc.*		23,998,833
121,323	Vertex Pharmaceuticals, Inc.*		5,088,287
			47,146,196
Medical - Drugs — 4.3%
338,830	Jazz Pharmaceuticals PLC*,**		18,025,756
429,001	Medivation, Inc.*		21,947,691
269,832	Sanofi**		25,586,672
624,935	Shire PLC**		19,190,599
			84,750,718
Medical - HMO — 1.0%
404,758	Aetna, Inc.		18,740,295
Medical - Wholesale Drug Distributors — 1.0%
466,948	AmerisourceBergen Corp.		20,162,815
Medical Products — 0.6%
154,897	Varian Medical Systems, Inc.*		10,879,965
Metal - Iron — 1.2%
4,818,949	Fortescue Metals Group, Ltd.		23,902,569
Multimedia — 1.0%
754,994	News Corp. - Class A		19,282,547
Networking Products — 1.4%
1,423,866	Cisco Systems, Inc.		27,978,967
Oil Companies - Exploration and Production — 4.2%
254,169	Apache Corp.		19,952,266
573,023	Cobalt International Energy, Inc.*		14,073,445
209,816	EOG Resources, Inc.		25,343,675
314,444	Occidental Petroleum Corp.		24,089,555
			83,458,941
Oil Companies - Integrated — 2.9%
2,045,898	Petroleo Brasileiro S.A. (ADR)**		39,833,634
321,653	Total S.A.**		16,646,079
			56,479,713
Oil Field Machinery and Equipment — 0.7%
243,861	Dresser-Rand Group, Inc.*		13,690,357
Oil Refining and Marketing — 1.2%
697,119	Valero Energy Corp.		23,785,700
Pharmacy Services — 0.9%
342,216	Express Scripts Holding Co.*		18,479,664
Property and Casualty Insurance — 1.3%
950,300	Tokio Marine Holdings, Inc.**		26,500,847
Real Estate Operating/Development — 2.4%
6,783,435	Hang Lung Properties, Ltd.		27,199,098
35,497,500	Shun Tak Holdings, Ltd.		19,466,788
			46,665,886
Retail - Jewelry — 0.5%
161,045	Tiffany & Co.		9,234,320
Retail - Major Department Stores — 1.1%
408,426	Nordstrom, Inc.		21,850,791
Rubber/Plastic Products — 0.5%
6,804,177	Jain Irrigation Systems, Ltd.		9,429,036
Semiconductor Components/Integrated Circuits — 1.3%
3,914,171	Atmel Corp.*		25,637,820
Steel - Producers — 1.2%
966,257	ThyssenKrupp A.G.**		22,700,856
Telecommunication Services — 2.7%
616,909	Amdocs, Ltd. (U.S. Shares)		20,968,737
14,814,000	Tower Bersama Infrastructure Tbk PT		8,776,969
607,093	Virgin Media, Inc.		22,310,668
			52,056,374
Tobacco — 2.2%
481,217	Imperial Tobacco Group PLC		18,579,193
893,700	Japan Tobacco, Inc.**		25,199,269
			43,778,462
Toys — 0.5%
90,400	Nintendo Co., Ltd.**		9,647,371
Transportation - Marine — 1.0%
2,500	A.P. Moeller - Maersk A/S - Class B		19,138,812
Transportation - Railroad — 2.1%
205,100	Canadian Pacific Railway, Ltd.		20,811,132
246,104	Kansas City Southern		20,544,762
			41,355,894
Vitamins and Nutrition Products — 1.4%
411,009	Mead Johnson Nutrition Co.		27,081,383
Wireless Equipment — 3.1%
291,065	SBA Communications Corp. - Class A*		20,671,436
3,992,208	Telefonaktiebolaget L.M. Ericsson - Class B		40,172,904
			60,844,340
Total Common Stock (cost $1,756,835,896)			1,897,724,468
Preferred Stock — 1.6%
Automotive - Cars and Light Trucks — 1.6%
137,544	Volkswagen A.G., 2.0600%** (cost $25,964,500)		31,288,512
Purchased Option - Call — 0%
50,000	Chaoda Modern Agriculture Holdings, Ltd. (LEAPS) expires January 2013 exercise price 4.0336 HKD (premiums paid $442,599)		1
Warrant — 1.2%
Diversified Financial Services — 1.2%
2,026,056	JPMorgan Chase & Co. - expires 10/28/18 (cost $21,780,102)		24,029,024
Money Market — 0.6%
11,824,907	Janus Cash Liquidity Fund LLC, 0% (cost $11,824,907)		11,824,907
Total Investments (total cost $1,816,848,004) – 100%			$1,964,866,912
Summary of Investments by Country – (Long Positions) December 31, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$37,709,724	1.9%
Bermuda	25,827,126	1.3%
Brazil	72,726,001	3.7%
Canada	20,811,132	1.1%
Cayman Islands	9,800,434	0.5%
Denmark	19,138,812	1.0%
Finland	10,646,836	0.5%
France	119,800,412	6.1%
Germany	53,989,368	2.7%
Gibraltar	14,582,352	0.7%
Guernsey	20,968,737	1.1%
Hong Kong	99,772,783	5.1%
India	9,429,036	0.5%
Indonesia	18,882,642	1.0%
Ireland	18,025,756	0.9%
Italy	16,859,382	0.9%
Japan	112,384,867	5.7%
Jersey	19,190,599	1.0%
Netherlands	34,877,388	1.8%
Sweden	40,172,904	2.0%
Switzerland	82,494,369	4.2%
Turkey	14,714,923	0.7%
United Kingdom	120,298,657	6.1%
United States††	971,762,672	49.5%
Total	$1,964,866,912	100.0%
††	Includes Cash Equivalents of 0.6%.

Forward Currency Contracts, Open

As of December 31, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 1/10/13	1,800,000,000	$20,781,149	$1,902,303
HSBC Securities (USA), Inc.:
Euro 2/14/13	23,000,000	30,367,046	(118,711)
Japanese Yen 2/14/13	1,995,000,000	23,040,876	798,664
		53,407,922	679,953
JPMorgan Chase & Co.: Japanese Yen 1/24/13	2,501,000,000	28,878,979	1,532,014
RBC Capital Markets Corp.: Japanese Yen 1/17/13	1,953,000,000	22,549,392	1,231,140
Total		$125,617,442	$5,345,410

Notes to Schedule of Investments (unaudited)

ADR American Depositary Receipt

LEAPS Long-Term Equity Anticipation Securities

PLC Public Limited Company

U.S. Shares Securities of foreign companies trading on an American Stock Exchange.

* Non-income producing security.

**  A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β Security is illiquid.

∞ Schedule of Fair Valued Securities (as of December 31, 2012)

		Value as a %
		of Investment
	Value	Securities
Janus Worldwide Fund
Chaoda Modern Agriculture Holdings, Ltd.	$935,247	0.0%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2012)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$ -	$ -	$ 935,247
Apparel Manufacturers	-	16,859,382	-
Beverages- Wine and Spirits	-	23,650,368	-
Brewery	-	24,340,624	-
Building - Residential and Commercial	-	30,961,293	-
Casino Hotels	-	13,807,155	-
Cellular Telecommunications	-	27,212,152	-
Coal	-	10,105,673	-
Commercial Banks	-	14,714,923	-
Commercial Services	-	17,089,844	-
Distribution/Wholesale	-	10,895,402	-
Diversified Banking Institutions	101,324,376	72,076,212	-
E-Commerce/Products	14,069,888	8,544,957	-
Electric – Integrated	-	10,646,836	-
Food - Miscellaneous/Diversified	-	24,371,245	-
Hotels and Motels	-	17,619,693	-
Industrial Automation and Robotics	-	33,349,089	-
Internet Content - Entertainment	-	8,865,187	-
Internet Gambling	-	14,582,352	-
Investment Management and Advisory Services	-	15,802,523	-
Life and Health Insurance	23,858,779	72,312,292	-
Machinery - General Industrial	-	9,143,334	-
Medical - Drugs	39,973,447	44,777,271	-
Metal - Iron	-	23,902,569	-
Oil Companies - Integrated	-	56,479,713	-
Property and Casualty Insurance	-	26,500,847	-
Real Estate Operating/Development	-	46,665,886	-
Rubber/Plastic Products	-	9,429,036	-
Steel	-	22,700,856	-
Telecommunication Services	43,279,405	8,776,969	-
Tobacco	-	43,778,462	-
Toys	-	9,647,371	-
Transportation - Marine	-	19,138,812	-
Wireless Equipment	20,671,436	40,172,904	-
All Other	824,690,658	-	-

Preferred Stock	-	31,288,512	-

Warrant	-	24,029,024	-

Money Market	-	11,824,907	-

Total Investments in Securities	$ 1,067,867,989	$896,063,675	$ 935,247
Investment in Purchased Option: Agricultural Operations	$ -	$ 1	$ -
Other Financial Instruments(b)	$ -	$ 5,345,410	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2012 is noted below.

Fund	Aggregate Value
Janus Worldwide Fund	$ 426,892,607

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Protected Series – Global, Janus Protected Series – Growth, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, and Perkins Global Value Fund (collectively, the “Funds” and individually, a “Fund”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-three funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Capital Protection Agreements

For Janus Protected Series – Global and Janus Protected Series – Growth (the “Janus Protected Series Funds”), the Janus Protected Series Funds have entered into a separate Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million for Janus Protected Series – Global and $1.5 billion for Janus Protected Series – Growth, to protect against a decrease in the “Protected NAV” (or 80% of the highest NAV attained separately by each share class during the life of either Janus Protected Series Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class of each respective Janus Protected Series Fund so long as the terms and conditions of each Capital Protection Agreement are satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of each Capital Protection Agreement, each Janus Protected Series Fund must provide certain information to the Capital Protection Provider and each Janus Protected Series Fund’s portfolio manager is required to manage each Janus Protected Series Fund within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which each Janus Protected Series Fund allocates its portfolio assets between and within two investment components: (1) the “Equity Component,” through which each Janus Protected Series Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which each Janus Protected Series Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, each Janus Protected Series Fund’s exposure to industries, sectors, or countries, and liquidity of each Janus Protected Series Fund’s holdings. Each Janus Protected Series Fund’s asset allocation will vary over time depending on equity market conditions and the Janus Protected Series Fund’s portfolio composition. As a result, each Janus Protected Series Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. Each Capital Protection Agreement also imposes very specific reporting and monitoring obligations on each respective Janus Protected Series Fund, on Janus Capital, and indirectly on each Janus Protected Series Fund’s custodian. While in some instances the Janus Protected Series Funds, Janus Capital, and the Janus Protected Series Funds’ custodian, will be afforded some opportunity to remedy certain breaches to the agreement, failure to do so within specified cure periods could result in the termination of a Janus Protected Series Fund’s Capital Protection Agreement at the option of the Capital Protection Provider.

Each Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of each respective Janus Protected Series Fund and the Capital Protection Provider. There are numerous events that can cause a Capital Protection Agreement to terminate prior to the expiration of any effective term, including the net asset value (“NAV”) of one or more share classes of either Janus Protected Series Fund falling below its Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement owed to the affected Janus Protected Series Fund pursuant to the agreement on the date of termination. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the affected Janus Protected Series Fund if the termination of the Capital Protection Agreement results from acts or omissions of each respective Janus Protected Series Fund, Janus Capital or certain key employees of Janus Capital, or a Janus Protected Series Fund’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of each respective Janus Protected Series Fund. In addition, the Capital Protection Provider has the right to early terminate either Janus Protected Series Fund’s Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of a Capital Protection Agreement, the affected Janus Protected Series Fund will terminate and liquidate and the Capital Protection Provider will pay the Janus Protected Series Fund any amounts due related to the Protection. Only shareholders who hold their shares on the date that a Capital Protection Agreement terminates are entitled to receive the Protected NAV from the affected Janus Protected Series Fund. The Capital Protection Provider’s obligations to a Janus Protected Series Fund are subject to all of the terms, conditions, and limitations of each respective Capital Protection Agreement and terminate upon the triggering of the capital protection. Neither the Janus Protected Series Funds nor Janus Capital will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to each Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of each respective Janus Protected Series Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the relevant Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, each Janus Protected Series Fund pays the Capital Protection Provider, under its respective Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of each respective Janus Protected Series Fund rather than on the Janus Protected Series Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of each respective Janus Protected Series Fund’s total net assets.

The Protected NAV for each share class as well as the percentage of each Janus Protected Series Fund’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the affected Janus Protected Series Fund either the Protected NAV or the then-current NAV for their share class, whichever is higher, which will include any protection amount. Please refer to each Janus Protected Series Fund’s Prospectuses for information regarding how the Protection works in the event it is triggered and a Janus Protected Series Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at December 31, 2012. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at December 31, 2012, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Each Protected Series Fund may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under each respective Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended December 31, 2012 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Fund
Options outstanding at September 30, 2012	8,090	$ 960,283
Options written	12,417	2,183,483
Options closed	(6,664)	(736,840)
Options expired	(9,379)	(1,867,212)
Options exercised	(4,464)	(539,714)
Options outstanding at December 31, 2012	-	$ -
Put Options	Number of Contracts	Premiums Received

Janus Global Real Estate Fund
Options outstanding at September 30, 2012	-	$-
Options written	520	59,725
Options closed	(355)	(28,045)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2012	165	$31,680

Janus Global Technology Fund
Options outstanding at September 30, 2012	5,075	$891,170
Options written	1,177	2,025,079
Options closed	(5,339)	(1,526,618)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2012	913	$ 1,389,631

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for credit default swaps, inflation index swaps, interest rate swaps, total return swaps, and zero coupon swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Protected Series Funds. Each Janus Protected Series Fund’s participation in their respective Capital Protection Agreement also subjects the Janus Protected Series Fund to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Protected Series Funds as well as other general information about the Janus Protected Series Funds, please refer to each Janus Protected Series Fund’s Prospectuses and statements of additional information.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds, such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. For the Janus Protected Series Funds, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Protected Series Funds will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will proceed with the liquidation process as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Balanced Fund may invest in bank loans, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to a Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended December 31, 2012 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Balanced Fund	$16,930,727	0.0000% - 5.2500%

Counterparties

A shareholder’s ability to receive the Protected NAV from a Janus Protected Series Fund is dependent on the Janus Protected Series Fund’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of their respective Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider for the Janus Protected Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, a Janus Protected Series Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under each Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may also be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Protected Series Funds, under the terms of each Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of a Janus Protected Series Fund, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Janus Protected Series Fund; (ii) any trade or pricing error of a Janus Protected Series Fund; and (iii) any realized or unrealized losses on any investment of a Janus Protected Series Fund in money market funds.

Emerging Market Investing

Within the parameters of their investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.”Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market equity securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Floating Rate Loans

Janus Balanced Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ return and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate. In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For the Janus Protected Series Funds, each Capital Protection Agreement is a restricted security transaction.

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Funds sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Funds may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of December 31, 2012 are noted below.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Asia Equity Fund	$ 12,460,097	$ 1,234,056	$ (259,780)	$ 974,276
Janus Balanced Fund	7,964,338,718	1,149,575,389	(73,372,349)	1,076,203,040
Janus Contrarian Fund	2,344,175,053	400,732,142	(162,123,355)	238,608,787
Janus Emerging Markets Fund	22,309,053	3,764,843	(3,077,963)	686,880
Janus Enterprise Fund	1,790,052,797	758,724,402	(41,314,904)	717,409,498
Janus Forty Fund	2,379,643,154	1,386,296,180	(151,401,963)	1,234,894,217
Janus Fund	6,083,179,919	1,937,171,515	(142,430,422)	1,794,741,093
Janus Global Life Sciences Fund	676,344,837	182,783,035	(25,335,324)	157,447,711
Janus Global Real Estate Fund	102,642,025	16,395,068	(2,335,202)	14,059,866
Janus Global Research Fund	264,474,839	52,915,144	(5,807,841)	47,107,303
Janus Global Select Fund	1,955,987,965	243,623,870	(84,040,915)	159,582,955
Janus Global Technology Fund	687,743,051	144,191,557	(5,698,420)	138,493,137
Janus Growth and Income Fund	2,793,898,417	688,908,411	(27,754,568)	661,153,843
Janus International Equity Fund	185,793,020	38,849,586	(7,853,384)	30,996,202
Janus Overseas Fund	6,935,008,504	1,052,966,358	(1,687,834,845)	(634,868,487)
Janus Protected Series – Global	11,809,906	876,505	(134,272)	742,233
Janus Protected Series – Growth	107,026,353	4,766,964	(759,222)	4,007,742
Janus Research Fund	2,771,138,583	622,250,353	(50,821,130)	571,429,223
Janus Triton Fund	3,622,024,311	514,728,270	(135,964,197)	378,764,073
Janus Twenty Fund	5,636,176,633	3,125,728,450	(457,810,507)	2,667,917,943
Janus Venture Fund	1,718,048,599	237,569,284	(63,618,213)	173,951,071
Janus Worldwide Fund	1,824,970,288	267,523,933	(127,627,309)	139,896,624
Perkins Global Value Fund	137,490,551	12,168,587	(4,204,417)	7,964,170

Information on the tax components of securities sold short as of December 31, 2012 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)
Janus Global Technology Fund	$(4,926,574)	$(144,179)	$111,812	$(32,367)

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, the Funds may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended December 31, 2012, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 12/31/12
Janus Cash Liquidity Fund LLC
Janus Asia Equity Fund	$5,059,199	$(4,461,000)	$314	$623,199
Janus Balanced Fund	642,883,536	(661,975,000)	79,474	134,108,386
Janus Contrarian Fund	209,878,484	(300,824,000)	23,096	34,441,698
Janus Emerging Markets Fund	4,319,223	(3,332,321)	173	1,561,000
Janus Enterprise Fund	80,074,737	(99,791,000)	47,077	89,462,514
Janus Forty Fund	104,903,342	(99,639,295)	8,611	39,432,000
Janus Fund	286,526,021	(351,576,000)	134,191	339,720,163
Janus Global Life Sciences Fund	44,156,985	(48,724,000)	8,962	16,845,816
Janus Global Real Estate Fund	20,585,586	(9,426,000)	5,517	21,116,541
Janus Global Research Fund	25,920,466	(27,907,466)	970	1,888,000
Janus Global Select Fund	38,062,235	(38,062,235)	745	-
Janus Global Technology Fund	83,321,548	(58,911,000)	21,241	57,735,837
Janus Growth and Income Fund	283,806,014	(299,585,392)	43,101	37,894,194
Janus International Equity Fund	18,064,017	(13,528,026)	1,780	5,739,991
Janus Overseas Fund	76,378,720	(76,378,720)	2,306	-
Janus Protected Series - Global	1,113,306	(1,671,000)	2,253	3,973,026
Janus Protected Series - Growth	11,728,357	(16,357,000)	35,337	67,541,395
Janus Research Fund	76,252,414	(124,998,467)	2,131	7,920,000
Janus Triton Fund	376,566,294	(394,454,000)	152,174	325,114,260
Janus Twenty Fund	182,635,526	(316,651,000)	111,637	163,471,791
Janus Venture Fund	227,057,584	(262,362,000)	75,634	142,804,019
Janus Worldwide Fund	114,990,082	(126,883,000)	7,642	11,824,907
	$ 2,914,283,676	$(3,337,497,922)	$764,366	$1,503,218,737

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2012 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) in the Notes to Schedules of Investments.

In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended December 31, 2012.

Fund	Transfers In Level 1 to Level 2
Janus Asia Equity Fund	$ 6,211,645
Janus Balanced Fund	131,139,810
Janus Contrarian Fund	196,837,121
Janus Enterprise Fund	49,404,172
Janus Emerging Markets Fund	9,165,618
Janus Forty Fund	534,083,161
Janus Fund	823,794,073
Janus Growth and Income Fund	96,824,101
Janus Global Life Sciences Fund	78,787,647
Janus Global Real Estate Fund	34,597,284
Janus Global Research Fund	95,220,808
Janus Global Select Fund	803,012,916
Janus Global Technology Fund	110,853,387
Janus International Equity Fund	176,372,528
Janus Overseas Fund	4,633,711,382
Janus Protected Series - Global	2,506,108
Janus Protected Series - Growth	3,706,056
Janus Twenty Fund	1,110,364,807
Janus Worldwide Fund	644,031,588
Perkins Global Value Fund	55,810,074

Financial assets were transferred from Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the fiscal year and no factor was applied at the beginning of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued accounting Standards Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of the new Statement of Assets and Liabilities offsetting disclosures to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. These disclosure requirements are effective for annual reporting periods on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2012 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 28, 2013

By:

/s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: February 28, 2013